Filed with the Securities and Exchange Commission on April 29, 2011

1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 33	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒

(Check Appropriate Box or Boxes)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-866-388-6292
(Registrant's Telephone Number, Including Area Code)

David B. Perkins
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ___________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 33 to the Registration Statement of Hatteras Alternative Mutual Funds Trust (the “Trust”) is being filed for the purpose of responding to Staff comments related to Hatteras Alpha Hedged Strategies Fund and three new series to the Trust, Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund and Hatteras Hedged Strategies Fund, and to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2010.

[Hatteras Funds Logo]
Multiple Hedge Fund Managers • Multiple Hedge Fund Strategies • Mutual Fund StructureSM

HATTERAS ALPHA HEDGED STRATEGIES FUND
Ticker Symbol: No Load (ALPHX) Class A (APHAX) Class C (APHCX)

HATTERAS LONG / SHORT EQUITY FUND
Ticker Symbol: Class A (HLSAX) Institutional Class (HLSIX)

HATTERAS LONG / SHORT DEBT FUND
Ticker Symbol: Class A ( HFIAX) Institutional Class (HFINX)

INVESTMENT ADVISOR Hatteras Alternative Mutual Funds, LLC The Asset Allocator’s Solution For Alternative Investments SM
Prospectus
April 30, 2011

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

www.hatterasmutualfunds.com
1•877• 569•2382

Table of Contentst - Alpha. L/S Equity, Hedged FI Prospectus

TABLE OF CONTENTS

SUMMARY SECTION	3
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RELATED RISKS	20
FUND OF FUNDS STRUCTURE	29
MASTER/FEEDER FUND STRUCTURE	29
SHARE CLASSES	29
PORTFOLIO HOLDINGS INFORMATION	29
INVESTMENT ADVISOR	30
INVESTMENT SUB-ADVISORS	32
PORTFOLIO MANAGERS	34
DETERMINATION OF NET ASSET VALUE	35
HOW TO PURCHASE SHARES	36
REDEMPTIONS	42
TOOLS TO COMBAT FREQUENT TRANSACTIONS	44
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	45
IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST ON FUND BORROWING	46
FINANCIAL HIGHLIGHTS	47
NOTICE OF PRIVACY POLICY & PRACTICES	PN-1

SUMMARY SECTION

HATTERAS ALPHA HEDGED STRATEGIES FUND (the “Alpha Fund”)

Investment Objective
The Alpha Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alpha Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 55 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	No Load	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		No Load		Class A		Class C
Management Fees		0.25%		0.25%		0.25%
Distribution and Service (Rule 12b-1) Fees		None		None		1.00%
Other Expenses		2.48%		2.48%		2.23%
Shareholder Servicing Fee	0.25%		0.25%		0.00%
Operating Services Fee(1)	1.35%		1.35%		1.35%
Interest Expense and Dividends on Short Positions of Underlying Investments	0.88%		0.88%		0.88%
Acquired Fund Fees and Expenses		2.00%		2.00%		2.00%
Total Annual Fund Operating Expenses		4.73%		4.73%		5.48%

(1)	The Operating Services Fee has been restated to reflect current fees.

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Example
This Example is intended to help you compare the cost of investing in the Alpha Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
No Load	$474	$1,452	$2,432	$4,894
Class A	$879	$1,815	$2,754	$5,111
Class C	$547	$1,658	$2,756	$5,442

Portfolio Turnover
The Alpha Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Alpha Fund pursues its investment objective by investing primarily in other affiliated mutual funds (“Underlying Funds”) as well as other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, the “Underlying Investments”).  The Fund invests its assets with a weighting in one or more of the Underlying Investments consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500® Index, while maintaining a high correlation to the HFRI Fund of Funds Composite Index.

The Alpha Fund is classified as non-diversified.  A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time.  However, through its investments in multiple Underlying Investments, the Fund is expected to indirectly own a diversified portfolio.  The Fund’s strategy to achieve its objective is to primarily invest, indirectly through its investment in one or more of the Underlying Investments, its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

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Other than assets temporarily invested for defensive purposes, the Alpha Fund’s assets will be invested in one or more of the Underlying Investments and not directly in equity, debt or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Alpha Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options.  The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Alpha Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.  Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

Hatteras Alternative Mutual Funds, LLC (the “Advisor”) seeks to utilize multiple Underlying Investments, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Alpha Fund will be invested in multiple Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  Brief descriptions of the major absolute return strategies to be employed by the Underlying Investments are included in the list below.

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•	Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

•
Market Neutral Equity - This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market and attempts to achieve capital appreciation.

•
Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

•	Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Alpha Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Alpha Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Investments’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the Underlying Investments may realize losses.

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•
Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Investment desires.

•
Shares of Other Investment Companies Risks : The Alpha Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the   Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the   Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Alpha Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

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•
Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

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•
Illiquid Securities Risk :   Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Alpha Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

•
Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Alpha Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The following performance information indicates some of the risks of investing in the Alpha Fund.  The bar chart illustrates how the performance of the Fund’s No Load shares (the Class with the longest period of annual returns) has varied from year to year and does not reflect deduction of sales charges.  Class A shares commenced operations on May 2, 2011, and include a sales load.  If sales charges were included, the return figures would be lower.  The table illustrates how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

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Calendar Year Total Returns
As of December 31, 2010

During the period of time shown in the bar chart, the Alpha Fund’s No Load shares’ highest quarterly return was 10.05% for the quarter ended June 30, 2009, and the lowest quarterly return was -18.65% for the quarter ended December 31, 2008.

Average Annual Total Returns
For the Periods Ended December 31, 2010
No Load Shares	One Year	Five Year	Since Inception(1)	Since Inception(2)
Return Before Taxes	4.34%	0.06%	2.45%	N/A
Return After Taxes on Distributions	4.27%	-0.88%	1.86%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	2.83%	-0.41%	1.82%	N/A
Class C Shares
Return Before Taxes	3.42%	N/A	N/A	-2.02%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	7.21%	1.94%
HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses, or taxes)	5.46%	2.39%	4.70%	1.80%
(1)	No Load shares commenced operations on September 23, 2002.
(2)	Class C shares commenced operations on August 1, 2006.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

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Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Alpha Fund.

Portfolio Managers:  The Alpha Fund is managed by a team of portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	1.5	Director of Public Investments
Robert Murphy, CFA, FRM, CAIA	1.5	Director of Risk Management
Michael E. Portnoy	9	Vice President of Public Investments
Mark R. Tonucci	9	Vice President of Public Investments
Lee W. Schultheis	9	President, Mutual Funds Division

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Alpha Fund shares on any business day by written request via mail (Hatteras Alpha Hedged Strategies Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100

Tax Information
The Alpha Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Alpha Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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HATTERAS LONG / SHORT EQUITY FUND (the “Long/Short Equity Fund”)

Investment Objective
The Long/Short Equity Fund seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 55 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 42 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A		Institutional Class

Management Fees		None		None
Distribution and Service (Rule 12b-1) Fees		None		None
Other Expenses (1)		1.64%		1.14%
Shareholder Servicing Fee	0.25%		0.00%
Operating Services Fee	0.74%		0.49%
Interest Expense and Dividends on Short Positions of Underlying Investments	0.65%		0.65%
Acquired Fund Fees and Expenses		2.00%		2.00%
Total Annual Fund Operating Expenses		3.64%		3.14%
(1)	Other Expenses are estimated for the current fiscal year.

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Example
This Example is intended to help you compare the cost of investing in the Long/Short Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$776	$1,492
Institutional Class	$317	$969

Portfolio Turnover
The Long/Short Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
As a mutual fund of funds, the Long/Short Equity Fund pursues its investment objective by investing primarily in other affiliated mutual funds (the “Underlying Funds”) as well as other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, the “Underlying Investments”).  Such Underlying Investments will primarily be long/short funds and/or short only funds.  The Fund invests its assets with a weighting in one or more of the Underlying Investments consistent with its objective of achieving returns consistent with the broad U.S. equities market with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.

The Long/Short Equity Fund is classified as non-diversified.  A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time.  However, through its investments in one or more of the Underlying Investments, the Fund is expected to indirectly own a diversified portfolio.  The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more of the Underlying Investments. The Fund’s strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities that afford strategic and tactical opportunities to employ long and/or short strategies.

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Other than assets temporarily invested for defensive purposes, the Long/Short Equity Fund’s assets will be invested in one or more of the Underlying Investments and not directly in equity or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Equity Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  Equity and equity-related securities may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.

The Long/Short Equity Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.  Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Equity Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  A brief description of the major investment strategies to be employed by the Underlying Investments is included below.

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FOURTEEN

•
Long/Short Equity - These strategies are designed to take long and short positions by trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation.  The Long/Short Equity Sub-Strategies include the following:

o	Long/Short Equity – Generalist. Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities.

o
Long/Short Equity Sector Focused.   Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

o
Long/Short Equity International.   Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global ex-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

o
Variable Biased Strategies.   Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Long/Short Equity Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Equity Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

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•
Arbitrage Trading Risks: The principal risk associated with the Underlying Investments’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the Underlying Investments may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Investment desires.

•
Shares of Other Investment Companies Risks : The Long/Short Equity Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the   Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the   Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Long/Short Equity Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

•
Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

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•
Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Illiquid Securities Risk :   Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Long/Short Equity Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

•
Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Long/Short Equity Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
When the Long/Short Equity Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Long/Short Equity Fund.

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Portfolio Managers:  The Long/Short Equity Fund is managed by the following co-portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	Since Inception	Director of Public Investments
Robert Murphy, CFA, FRM, CAIA	Since Inception	Director of Risk Management

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Long/Short Equity Fund shares on any business day by written request via mail (Hatteras Long/Short Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100

Tax Information
The Long/Short Equity Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.   Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Long/Short Equity Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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HATTERAS LONG / SHORT DEBT FUND (the “Long/Short Debt Fund”)

Investment Objective
The Long/Short Debt Fund seeks to achieve total return through current income, capital preservation and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Debt Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 55 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 42 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
		Class A		Institutional Class

Management Fees		None		None
Distribution and Service (Rule 12b-1) Fees		None		None
Other Expenses(1)		1.45%		0.95%
Shareholder Servicing Fee	0.25%		0.00%
Operating Services Fee	0.74%		0.49%
Interest Expenses and Dividends on Short Positions of Underlying Investments	0.46%		0.46%
Acquired Fund Fees and Expenses		2.00%		2.00%
Total Annual Fund Operating Expenses		3.45%		2.95%

(1)	Other Expenses are estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Long/Short Debt Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years
Class A	$758	$1,439
Institutional Class	$298	$913

Portfolio Turnover
The Long/Short Debt Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
As a mutual fund of funds, the Long/Short Debt Fund pursues its investment objective by investing primarily in other affiliated mutual funds (the “Underlying Funds”) as well as other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, the “Underlying Investments”).  Such Underlying Investments will primarily be long/short funds and/or short only funds.  The Fund invests its assets with a weighting in one or more of the Underlying Investments consistent with its objective of achieving total return through current income, capital preservation and capital appreciation.

The Long/Short Debt Fund is classified as non-diversified.  A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time.  However, through its investments in one or more Underlying Investments, the Fund is expected to indirectly own a diversified portfolio. The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more Underlying Investments.  The Fund’s strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Fund to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities.

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Other than assets temporarily invested for defensive purposes, the Long/Short Debt Fund’s assets will be invested in one or more of the Underlying Investments and not directly in debt or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Debt Fund has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities.

The Long/Short Debt Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.  Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Debt Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  Brief descriptions of the major investment strategies to be employed by one or more of the Underlying Investments are included in the list below.

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•
Relative Value – Long/Short Debt - These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.  The Relative Value – Long/Short Debt Sub-Strategies may include the following strategies utilizing long/short funds and/or short only funds:

o
Multi-Strategy   /   Relative Value .   The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments.

o
Credit Arbitrage .   The Underlying Investments may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

o
Fixed Income – Corporate .   The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

o
Fixed Income – Sovereign .   The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

o
Fixed Income and High Yield Investment Strategies. The Underlying Investments may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Underlying Investments may invest in debt securities that fall below investment grade debt — commonly “junk bonds.”

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Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Long/Short Debt Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Debt Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Investments’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the Underlying Investments may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Investment desires.

•
Fixed Income Securities Risk.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying Investments.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

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•
High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Shares of Other Investment Companies Risks : The Long/Short Debt Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the   Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the   Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Long/Short Debt Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over- the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

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•
Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Illiquid Securities Risk :   Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Long/Short Debt Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

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•
Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Long/Short Debt Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
When the Long/Short Debt Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Long/Short Debt Fund.

Portfolio Managers:  The Long/Short Debt Fund is managed by the following co-portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	Since Inception	Director of Public Investments
Robert Murphy, CFA, FRM, CAIA	Since Inception	Director of Risk Management

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Long/Short Debt Fund shares on any business day by written request via mail (Hatteras Long/Short Debt Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

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Type of Account	To Open Your Account	To Add to Your Account
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100

Tax Information
The Long/Short Debt Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.   Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Long/Short Debt Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RELATED RISKS

This prospectus has information you should know before investing.  Please read it carefully and keep it with your investment records.

Investment Advisor
Hatteras Alternative Mutual Funds, LLC

Hatteras Alpha Hedged Strategies Fund

Investment Sub-Advisors to Underlying Funds
Alpha Equity Management, LLC	Nicholas Investment Partners, L.P.
Battenkill Capital Management, Inc.	OMT Capital Management, LLC
Concise Capital Management, LP	Phineus Partners L.P.
Chartwell Investment Partners	Raven Rock Capital, LLC
FrontFour Capital Group, LLC	Smith Breeden Associates, Inc.
GAMCO Asset Management, Inc.	Sunnymeath Asset Management, Inc.
Inflection Partners, LLC	Tamarack Capital Management, LLC
ISF Management LLC	Tiburon Capital Management, LLC
KDC Investment Management, LP	TWIN Capital Management, Inc.

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Advisor, subject to approval by the Trust’s Board of Trustees, to change sub-advisors engaged by the Advisor to conduct the investment programs of the Alpha Fund without shareholder approval.

Investment Objective
The Alpha Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the HFRI Fund of Funds Composite Index. The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide shareholders with 60 days’ notice before changing its investment objective.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

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Principal Investment Strategies and Policies
To achieve its investment objective, the Alpha Fund, under normal market conditions, will primarily invest its total assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage-trading strategies in a variety of publicly traded securities.  The securities held by the Fund may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Underlying Investments that employ a variety of investment techniques and strategies. By allocating its assets among a number of Underlying Investments, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector-related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

As a fund of funds, the Alpha Fund seeks to achieve its investment objective by investing in other affiliated mutual funds and non-affiliated investment companies, the Underlying Investments.  The Fund is classified as non-diversified and, therefore, is not required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategies to be employed include:

•	Long/Short Equity

•	Market Neutral Equity

•	Relative Value

•	Event Driven

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The Underlying Funds
The Advisor selects Sub-Advisors for the Underlying Funds (the affiliated mutual funds in which the Alpha Fund invests) and allocates the assets of the Fund among its respective Sub-Advisors.  The Advisor reviews a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor conducts interviews with each Sub-Advisor’s key personnel, with third party references and industry sources.

Under normal circumstances the Advisor generally expects to allocate the assets of the Alpha Fund among one or more Underlying Funds at any given time.  The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies of the Underlying Funds
Hatteras Alternative Mutual Funds, LLC is Advisor to the Alpha Fund, as well as to the Underlying Funds.  The following Underlying Funds may be utilized by the Fund:

Long/Short Equity Underlying Fund
This Underlying Fund’s strategy employs long and short trading in common stock, and preferred stock of U.S. and foreign issuers.  This strategy attempts to achieve capital appreciation.

Market Neutral Equity Underlying Fund
This Underlying Fund’s strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market.  This strategy attempts to achieve capital appreciation.

Relative Value Underlying Fund
This Underlying Fund’s strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

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Event Driven Underlying Fund
This Underlying Fund’s strategy is designed to invest in securities whose prices are or will be impacted by a corporate event.  This strategy attempts to achieve capital appreciation.

Other Investment Strategies
The Alpha Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

Hatteras Long / Short Equity Fund

Investment Sub-Advisors to Underlying Funds
Chartwell Investment Partners
ISF Management LLC
OMT Capital Management, LLC
Phineus Partners L.P.
Sunnymeath Asset Management, Inc.
Tamarack Capital Management, LLC

The Trust has obtained an exemptive order from the SEC that permits the Advisor, subject to approval by the Trust’s Board of Trustees, to change sub-advisors engaged by the Advisor to conduct the investment programs of the Long/Short Equity Fund without shareholder approval.

Investment Objective
The Long/Short Equity Fund seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.  The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide shareholders with 60 days’ notice before changing its investment objective.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Principal Investment Strategies and Policies
To achieve its investment objective, the Long/Short Equity Fund, under normal market conditions, will invest at least 80% of its net assets in equity and equity-related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies.  The Fund will provide shareholders with 60 days’ notice before changing this 80% investment policy, which policy may be changed without shareholder vote.  The securities held by the Fund may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of one or more of the Underlying Investments that employ a variety of investment techniques and strategies. By allocating its assets among one or more of the Underlying Investments, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

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As a fund of funds, the Long/Short Equity Fund seeks to achieve its investment objective by investing in other affiliated and non-affiliated investment companies, the Underlying Investments.  The Fund is classified as non-diversified and, therefore, is not required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategy to be employed is:

•
Long/Short Equity - These strategies are designed to take long and short positions by trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation.  The Long/Short Equity Sub-Strategies include the following:

o
Long/Short Equity – Generalist. Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities - both long and short.

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o
Long/Short Equity Sector Focused.  Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.  Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

o
Long/Short Equity International.  Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global ex-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.  Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

o
Variable Biased Strategies.  Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.  Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

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The Underlying Funds
The Advisor selects Sub-Advisors for the Underlying Funds (the affiliated mutual funds in which the Long/Short Equity Fund invests) and allocates the assets of the Fund among its respective Sub-Advisors.  The Advisor reviews a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor conducts interviews with each Sub-Advisor’s key personnel, with third party references and industry sources.

Under normal circumstances, the Advisor generally expects to allocate the assets of the Long/Short Equity Fund among one or more Underlying Fund at any given time.  The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies of the Underlying Funds
Hatteras Alternative Mutual Funds, LLC is Advisor to the Long/Short Equity Fund, as well as to the Underlying Funds.  The following Underlying Fund will primarily be utilized by the Fund:

Long/Short Equity Underlying Fund
This Underlying Fund’s strategy employs long and short trading in common stock, and preferred stock of U.S. and foreign issuers.  This strategy attempts to achieve capital appreciation.

Other Investment Strategies
The Long/Short Equity Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions and may also invest in other Underlying Funds from time to time, including the Market Neutral Equity Underlying Fund.  The Market Neutral Equity Underlying Fund’s strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market.  This strategy attempts to achieve capital appreciation.  The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

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Hatteras Long/Short Debt Fund

Investment Sub-Advisors to Underlying Funds
Concise Capital Management, LP
Nicholas Investment Partners, L.P.
Raven Rock Capital, LLC
Smith Breeden Associates, Inc.

The Trust has obtained an exemptive order from the SEC that permits the Advisor, subject to approval by the Trust’s Board of Trustees, to change sub-advisors engaged by the Advisor to conduct the investment programs of the Long/Short Debt Fund without shareholder approval.

Investment Objectives
The Long/Short Debt Fund seeks to achieve total return through current income, capital preservation and capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide shareholders with 60 days’ notice before changing its investment objective.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Principal Investment Strategies and Policies
To achieve its investment objective, the Long/Short Debt Fund, under normal market conditions, will invest at least 80% of its net assets in fixed-income and fixed–income related securities that allow the Fund to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income securities, convertible bond, common stock, and derivative securities. The Fund will provide shareholders with 60 days’ notice before changing this 80% investment policy, which policy may be changed without shareholder vote.  The securities held by the Fund may include nonconvertible and convertible debt, common and preferred stock, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of one or more Underlying Investments that employ a variety of investment techniques and strategies. By allocating its assets among one or more of the Underlying Investments, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector-related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

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As a fund of funds, the Long/Short Debt Fund seeks to achieve its investment objective by investing in other affiliated and non-affiliated mutual funds, the Underlying Investments.  The Fund is classified as non-diversified and, therefore, is not required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategy to be employed is:

•
Relative Value – Long/Short Debt - These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation.  These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.  The Relative Value – Long/Short Debt Sub-Strategies may include the following strategies utilizing long/short funds and/or short only funds:

o
Multi-Strategy / Relative Value. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments.  Strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the investment manager. In many cases these long and/or short strategies may exist as distinct strategies across which a vehicle allocates directly, or may exist as related strategies over which a single individual or decision-making process manages.

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o
Credit Arbitrage. The Underlying Investments may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.   These strategies may also contain limited exposure to government, sovereign, equity, convertible or other obligations, but the focus of the strategy is primarily on fixed corporate obligations and other securities held as a component of positions within these structures. Managers typically employ fundamental credit analysis to evaluate the likelihood of an improvement in the issuer's creditworthiness.  In most cases, securities trade in liquid markets and managers are only infrequently or indirectly involved with company management.

o
Fixed Income – Corporate. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.  These strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk-free government bond.

o
Fixed Income – Sovereign. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.  These strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple sovereign bonds or between a corporate and risk free government bond. These strategies typically employ multiple investment processes including both quantitative and fundamental discretionary approaches, and relative to other sub-strategies, have the most significant top-down macro influences relative to the more idiosyncratic fundamental approaches employed.

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o
Fixed Income and High Yield Investment Strategies. The Underlying Investments may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Underlying Investments may invest long and or short in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Underlying Investments may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Underlying Funds
The Advisor selects Sub-Advisors for the Underlying Funds (the affiliated mutual funds in which the Long/Short Debt Fund invests) and allocates the assets of the Fund among its respective Sub-Advisors.  The Advisor reviews a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor conducts interviews with each Sub-Advisor’s key personnel, with third party references and industry sources.

Under normal circumstances the Advisor generally expects to allocate the assets of the Long/Short Debt Fund among one or more Underlying Funds at any given time.  The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies of the Underlying Funds
Hatteras Alternative Mutual Funds, LLC is Advisor to the Long/Short Debt Fund, as well as to the Underlying Funds.  The following Underlying Fund will primarily be utilized by the Fund:

Relative Value Underlying Fund
This Underlying Fund’s strategy is designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, convertible bond, common stock, and derivative securities, and attempts to achieve total return through current income, capital preservation and capital appreciation.

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Other Investment Strategies
The Long/Short Debt Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions and may also invest in other Underlying Funds from time to time.  The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

Additional Investment Risks
In addition to the Principal Risks of each Fund listed above in the Summary Section, investing in the Funds may involve the following additional risks:

•
Securities Lending Risks: The Underlying Investments may lend securities from the portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Underlying Investments could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

•
Warrants Risks: The Underlying Investments may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

•
Reverse Repurchase Agreement Risks: The Underlying Investments may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and each Underlying Investment’s simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Underlying Investments. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Underlying Investments.

•
Borrowing Risks: Because the Funds and Underlying Investments may borrow money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging,” a Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital. A Fund’s borrowing activities will exaggerate any increase or decrease in the net asset value (“NAV”) per share of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Fund compared with what it would have been without borrowing.

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High Portfolio Turnover Rate Risk: The Underlying Investments’ and each Fund’s investment strategy may result in high turnover rates.  In addition, the Underlying Investments’ and each Fund’s portfolio turnover rate may increase in response to meeting liquidity needs or increased market volatility, or both.  A high portfolio turnover rate may increase the Underlying Investments’ and respectively, each Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that the Underlying Investments and the Funds experience an increase in brokerage commissions due to a higher turnover rate, the performance of the Underlying Investments and respectively, the Funds could be negatively impacted by the increased expenses incurred by the Underlying Investments and respectively, the Funds. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

•
Initial Public Offerings Risks: The Underlying Investments may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Underlying Investments to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

•
Restricted Securities Risks: The Underlying Investments may invest without limit in securities that are subject to restrictions on resale, such as Rule 144A securities.  Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Underlying Investments under Rule 144A under the Securities Act of 1933, as amended.  Under the supervision of its Board of Trustees, the Underlying Investments will determine whether securities purchased under Rule 144A are illiquid.  The Underlying Investments are restricted to investing no more than 15% of their total assets in securities that are illiquid; that is, not readily marketable.  If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of each Underlying Investment’s assets invested in illiquid securities would increase.

•
Real Estate Investment Trust Risks:  Investments in Real Estate Investment Trusts (“REIT(s)”) by an Underlying Investment will subject it to various risks. REIT share prices are likely to decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties.  In addition, returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  Furthermore, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code of 1986, as amended,  in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which an Underlying Investment invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Underlying Investment were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Underlying Investment’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

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Healthcare/Biotechnology Sector Risks:  Companies within the healthcare and biotechnology industries invest heavily in research and development which may not necessarily lead to commercially successful products or may lead to products that become obsolete quickly.  The healthcare and biotechnology sector is also subject to increased governmental regulation which may delay or inhibit the release of new products.  Many healthcare and biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences.  Healthcare and biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Healthcare and biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.  As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of healthcare and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

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The Advisor continuously monitors the investment positions owned by each Fund to ensure compliance with each Fund’s investment objective and the investment restrictions detailed in its Prospectus and SAI.  The Advisor generally expects each Fund’s assets to be invested across various industries.

FUND OF FUNDS STRUCTURE

The Funds seek to achieve their investment objectives by allocating their assets across various investment styles through investment in one or more Underlying Investments.  Each Underlying Investment invests its assets pursuant to a different investment objective and a different investment style.  In addition to its own expenses, each Fund bears a pro rata portion of the expenses of the Underlying Investments in which it invests.  The expenses in the Underlying Investments will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of the Underlying Investment’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.  The operating expenses of the Underlying Funds, as well as the Funds, are contractually capped.  The Funds’ investments in non-affiliated investment companies will not necessarily be capped.  As a result of the affiliated structure under which the Funds operate and the capping of operating expenses of the Funds and the Underlying Funds in which the Funds primarily invest, the risk of layering fees inherent in a traditional fund of funds structure does not apply.

MASTER/FEEDER FUND STRUCTURE

As a mutual fund of funds, each Fund pursues its investment objective by investing primarily in other affiliated and non-affiliated mutual funds.  In lieu of investing directly in Underlying Investments, the Funds are authorized to seek to achieve their investment objectives by converting to a Master/Feeder Fund Structure pursuant to which the Funds would invest all of their investable assets in an investment company having substantially the same investment objective and policies as such Fund. This Master investment company would then allocate its assets among one or more of the affiliated Underlying Funds.  The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thus achieving certain economies of scale. The SAI contains more information about the Funds, the Master/Feeder Fund Structure and the types of securities in which the Funds may invest.  The Fund is not currently operating in this structure.

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SHARE CLASSES

Each Fund issues its shares in multiple classes:  Alpha Fund issues No Load, Class A and Class C shares.  Long/Short Equity Fund and Long/Short Debt Fund issue Class A and Institutional Class shares.  No Load shares are offered at NAV per share without a front-end sales charge.  No Load shares are also issued with an annual shareholder servicing fee of 0.25%.  Class A shares are offered at NAV per share with a front-end sales charge.  The Class A shares are also issued with an annual shareholder servicing fee of 0.25%. The Class C shares are offered at NAV per share without a front-end sales charge.  The Class C shares have a contingent deferred sales charge of 1.00% and an annual Rule 12b-1 fee of 1.00% (“Rule 12b-1 Plan”). The Class C shares do not charge a shareholder servicing fee.   Institutional Class shares are offered at NAV per share without a front-end sales charge, shareholder servicing fee, Rule 12b-1 fee or contingent deferred sales charge.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A list of the Funds’ underlying portfolio holdings as of each calendar quarter-end is available on the Funds’ website at www.hatterasmutualfunds.com within 60 days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Funds will remain posted on the website until updated with required regulatory filings with the SEC.  The Annual and Semi-Annual Reports are available by contacting Hatteras Alternative Mutual Funds Trust c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701 or calling 1-877-569-2382.

INVESTMENT ADVISOR

Hatteras Alternative Mutual Funds, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615, is registered as an investment advisor with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trust’s Board of Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.

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Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of each Fund’s business affairs.  The Advisor invests the assets of each Fund, either directly or by using Sub-Advisors, according to each Fund’s investment objective, policies and restrictions.  Development of each Fund’s portfolio investment strategies and allocations to Sub-Advisors is done on a team management basis.  The Advisor furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Funds.

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha Fund	0.25%
Long/Short Equity Fund	0.00%
Long/Short Debt Fund	0.00%

Additionally, each Underlying Fund pays a management fee of 1.75% of such Underlying Fund’s average daily net assets to the Advisor, pursuant to the Underlying Funds Trust’s investment advisory agreement with the Advisor.  The fees the Underlying Funds pay the Advisor are higher than fees typically paid by other mutual funds.  This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies.  A discussion of the factors that the Board of Trustees considered in approving the Funds’ Advisory Agreement will be available in the Semi-Annual Report dated June 30, 2011, except that Alpha Fund's discussion is available in the Annual Report dated December 31, 2009.

The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have entered into agreements with the Advisor (“Shareholder Servicing Agreement”) and perform these functions on behalf of their clients who own shares of the Funds.  For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of the Funds’ No Load and Class A shares from which the shareholder servicing agents are paid.

The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds.  The Funds pay the Advisor an annual operating services fee at the following annual rates:

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Alpha Fund	1.49%
Long/Short Equity Fund – Class A	0.74%
Long/Short Equity Fund – Institutional Class	0.49%
Long/Short Debt Fund – Class A	0.74%
Long/Short Debt Fund – Institutional Class	0.49%

Additionally, the Underlying Funds have entered into a similar operating services agreement with the Advisor, under which, each Underlying Fund pays the Advisor 0.25% of the Underlying Funds’ average daily net assets.  The combined effect of the Underlying Funds’ management fee and operating services agreement is a total annual operating expense of 2.00% for the Underlying Funds.  Because the Funds primarily invest in the Underlying Funds, these acquired fund fees and expenses, combined with the Advisory Agreement, the Shareholder Servicing Agreement, the Rule 12b-1 Plan and the Services Agreement, result in a cap or ceiling on each Fund’s ordinary annual operating expenses at the following annual rates (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies,  litigation and other extraordinary expenses):

	No Load	Class A	Class C	Institutional Class
Alpha Fund	3.99%	3.99%	4.74%	n/a
Long/Short Equity Fund	n/a	2.99%	n/a	2.49%
Long/Short Debt Fund	n/a	2.99%	n/a	2.49%

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds.  The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

Furthermore, the Advisor has entered into an Expense Limitation Agreement with the Trust on behalf of the Alpha Fund.  The Expense Limitation Agreement will be for consecutive one year terms, terminable by the Board or the Advisor at the end of each term by providing 60 days' notice, and will be in effect at least through April 30, 2012.  The Agreement institutes the following breakpoint schedule applicable to the fees of the Fund (including management, operating services and shareholder servicing fees, but excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

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Alpha Fund Assets for No Load, Class A and Class C	Fee Limitation (based on average daily net assets) No Load and Class A	Fee Limitation (based on average daily net assets) Class C
First $0 to $300 million	3.99%	4.74%
Assets in excess of $300 million	2.99%	3.74%

Pursuant to the Expense Limitation Agreement and the schedule described above, the Services Agreement is subject to a breakpoint pricing schedule.  The operating services fee paid under the Services Agreement will be 1.49% of the Alpha Fund’s average daily net assets of No Load, Class A and Class C shares up to $300 million and 0.49% on No Load, Class A and Class C share assets in excess of $300 million.   The Operating Services Fee is estimated at 1.35% for the current fiscal year.  Any waiver in management fees or payment of Alpha Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Advisor may request recoupment for management fee waivers and/or Fund expense payments made in the prior three fiscal years from the date the fees were waived and/or expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

INVESTMENT SUB-ADVISORS

The Advisor is responsible for selecting the Sub-Advisors to manage the Underlying Funds.  The Sub-Advisors will be engaged to manage the investments of the Underlying Funds in accordance with each Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees.  Each Sub-Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of securities in the portion of each Underlying Fund’s investment portfolio under its management.

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order that permits the Advisor, subject to certain conditions and approval by the Board of Trustees but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of retaining a new Sub-Advisor, shareholders will receive notification of the change.

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Each of the Sub-Advisors listed below rely upon respective advisory groups for the day-to-day management of the portion of each Underlying Fund’s portfolio that they manage.  The Advisor will pay the Sub-Advisors monthly an annual fee based upon the net assets of each Underlying Fund allocated to that Sub-Advisor from the 1.75% management fee paid to the Advisor pursuant to the Underlying Funds Trust Advisory Agreement.  The Funds are not responsible for the payment of this Sub-Advisory fee.

Alpha Equity Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Alpha Equity Management, LLC (“Alpha Equity”), who will manage a portion of the Market Neutral Equity portfolio.  Alpha Equity is located at 90 State House Square, Suite 1100, Hartford, CT 06103, and is a registered investment advisor.  Alpha Equity provides investment advice and portfolio management services to institutional managed accounts, pooled investment vehicles and investment companies.

Battenkill Capital Management, Inc.
The Advisor has entered into a sub-advisory agreement with Battenkill Capital Management, Inc. (“Battenkill”), to manage a portion of the Market Neutral Equity portfolio.  Battenkill is located at 34 South Main Street, Allentown, NJ 08501, and is a registered investment advisor.  Battenkill provides investment advice and portfolio management services to individually managed accounts for high net worth individuals and to other pooled investment vehicles.

Chartwell Investment Partners
The Advisor has entered into a sub-advisory agreement with Chartwell Investment Partners (“Chartwell”) to manage a portion of the Long/Short Equity portfolio.  Chartwell is located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, and is a registered investment adviser.  Chartwell provides portfolio management services to individually managed accounts for individuals, including high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities and state and municipal governments.

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Concise Capital Management, LP
The Advisor has entered into a sub-advisory agreement with Concise Capital Management, LP (“Concise”), to manage a portion of the Relative Value portfolio. Concise is located at 75 Valencia Avenue, Suite 711, Coral Gables, FL 33134, and is a registered investment advisor. Concise provides investment advice and portfolio management services to high net worth individuals, investment companies, and other pooled investment vehicles.

FrontFour Capital Group, LLC
The Advisor has entered into a Sub-Advisory Agreement with FrontFour Capital Group, LLC (“FrontFour”), who will manage a portion of the Event Driven portfolio. FrontFour is located at Two Stamford Landing, 68 Southfield Avenue, Suite 290, Stamford, CT 06902, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.

GAMCO Asset Management Inc.
The Advisor has entered into a Sub-Advisory Agreement with GAMCO Asset Management Inc. (“GAMCO”), who will manage a portion of the Event Driven portfolio.  GAMCO is located at One Corporate Center, Rye, NY 10580, and is a registered investment advisor.  GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.

Inflection Partners, LLC
The Advisor has entered into a sub-advisory agreement with Inflection Partners, LLC (“Inflection”) to manage a portion of the Market Neutral Equity portfolio.  Inflection is located at 300 Drake’s Landing Road, Suite 230, Greenbrae, CA 94904, and is a registered investment adviser.  Inflection provides portfolio management services to investment companies and other pooled investment vehicles.

ISF Management LLC
The Advisor has entered into a sub-advisory agreement with ISF Management LLC (“ISF”) to manage a portion of the Long/Short Equity portfolio.  ISF is located at 767 Third Avenue, 6th Floor, New York, NY 10017, and is a registered investment advisor.  ISF provides portfolio management services to investment companies and other pooled investment vehicles.

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KDC Investment Management, LP
The Advisor has entered into a Sub-Advisory Agreement with KDC Investment Management, LP (“KDC”), who will manage a portion of the Event Driven portfolio. KDC is located at 900 Third Avenue, Suite 1000, New York, NY 10022, and is a registered investment advisor. KDC provides investment advice and portfolio management services to investment companies, other pooled investment vehicles, and institutional managed accounts.

Nicholas Investment Partners, L.P.
The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”), to manage a portion of the Relative Value portfolio. Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.

OMT Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with OMT Capital Management, LLC (“OMT”), to manage a portion of the Long/Short Equity portfolio.  OMT is located at One Montgomery Street, Suite 3300, San Francisco, CA 94104, and is a registered investment advisor.  OMT provides investment advice and portfolio management services to pension and profit sharing plans, pooled investment vehicles, businesses and corporations and separately managed accounts.

Phineus Partners L.P.
The Advisor has entered into a sub-advisory agreement with Phineus Partners L.P. (“Phineus”), to manage a portion of the Long/Short Equity portfolio.  Phineus is located at 251 Post Street, Suite 500, San Francisco, CA 94103, and is a registered investment advisor.  Phineus provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

Raven Rock Capital, LLC
The Advisor has entered into a sub-advisory agreement with Raven Rock Capital, LLC (“Raven Rock”) to manage a portion of the Relative Value portfolio.  Raven Rock is located at 55 Vilcom Center, Suite 240, Chapel Hill, NC 27514, and is a registered investment adviser.  Raven Rock provides portfolio management services to investment companies and other pooled investment vehicles.

Smith Breeden Associates, Inc.
The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”), to manage a portion of the Relative Value portfolio.  Smith Breeden is located at 280 South Mangum Street, Suite 301, Durham, NC 27701, and is a registered investment advisor. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities, foundations and insurance funds.

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Sunnymeath Asset Management, Inc.
The Advisor has entered into a sub-advisory agreement with Sunnymeath Asset Management, Inc. (“Sunnymeath”), to manage a portion of the Long/Short Equity portfolio. Sunnymeath is located at 151 Bodman Place, Suite 100, Red Bank, NJ 07701, and is a registered investment advisor. Sunnymeath provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans, other pooled investment vehicles and charitable organizations.

Tamarack Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tamarack Capital Management, LLC (“Tamarack”) to manage a portion of the Long/Short Equity portfolio.  Tamarack is located at 2333 State Street, Suite 102, Carlsbad, CA 92008, and is a registered investment adviser.  Tamarack provides portfolio management services to investment companies and other pooled investment vehicles.

Tiburon Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Tiburon Capital Management, LLC (“Tiburon”), who will manage a portion of the Event Driven portfolio.  Tiburon is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  Tiburon provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

TWIN Capital Management, Inc.
The Advisor has entered into a Sub-Advisory Agreement with TWIN Capital Management, Inc. (“TWIN Capital”), who will manage a portion of the Market Neutral Equity portfolio.  TWIN Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment advisor.  TWIN Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments.

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PORTFOLIO MANAGERS

Mr. Michael P. Hennen, CFA serves as a voting member of the Investment Committee for the Funds and is responsible for the oversight of the investment process and sub-advisor due diligence and selection.  Prior to joining the Advisor in April of 2009, Mr. Hennen was a Vice President at Morgan Stanley in the Graystone Research Group, an alternative investments advisory group within Morgan Stanley, where he was on the Investment Committee and led the sourcing, evaluation, execution, and monitoring of alternative investments across a variety of strategies.  Before joining Morgan Stanley in 2000, Mr. Hennen was an Analyst at Morningstar in Chicago.  Mr. Hennen received his Bachelor of Business Administration degree in Finance from Western Michigan University.  Mr. Hennen has also earned his designation as a Chartered Financial Analyst (CFA).

Mr. Robert J. Murphy, CFA, FRM, CAIASM serves as a voting member of the Investment Committee for the Funds and is responsible for the development of internal risk management.  Mr. Murphy was previously with Ivy Asset Management Corp. LLC (“Ivy”), a division of BNY Mellon Asset Management, where he served as a Managing Director in the Investments and Investment Products and Strategy groups.  At Ivy, Mr. Murphy was responsible for investment research and assisted with product development and portfolio management.  Prior to joining Ivy in 2008, Murphy was a Partner and Director of Risk Management at Meridian Capital Partners, where he worked in various senior capacities since 2001.  Previously, Murphy held senior fixed income investment banking positions with A.G. Edwards, Cowen & Company, Donaldson, Lufkin & Jenrette, and Bear Stearns & Co., Inc.  Mr. Murphy received Bachelor of Arts and Masters in Business Administration degrees from the State University of New York at Albany.  He earned his designation as a Chartered Financial Analyst (CFA) and has also earned designations as a Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

Mr. Michael E. Portnoy serves as a voting member of the Investment Committee for the Alpha Fund and is responsible for sub-advisor due diligence on the Relative Value and Event Driven investment strategies.  Prior to joining the Advisor, Mr. Portnoy co-founded and was a Managing Director of Trust Advisors LLC from 1989 to 2009. Previously, Mr. Portnoy was a Senior Vice President at Evaluation Associates where he developed the firm’s institutional mutual fund and consulting business. Mr. Portnoy received his Masters of Business Administration from Capital University and his Bachelors of Arts degree from Ohio Wesleyan University.

Mr. Mark R. Tonucci serves as a voting member of the Investment Committee for the Alpha Fund and is responsible for sub-advisor due diligence on the Long/Short Equity and Market Neutral Equity investment strategies.  Prior to joining the Advisor, Mr. Tonucci co-founded and was a Managing Director of Trust Advisors LLC from 1989 to 2009. Previously, Mr. Tonucci was a Senior Vice President at Evaluation Associates, where he developed an investment management practice to service the institutional market. Mr. Tonucci has more than 30 years experience in the investment management, mutual fund, and trust industries. He received his Masters of Business Administration with a concentration in Finance and Economics from the University of New Haven and his Bachelors of Arts degree from Southern Connecticut State University.

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Lee W. Schultheis serves as a voting member of the Investment Committee for the Alpha Fund.  Prior to joining the Advisor in 2009, Mr. Schultheis organized AIP Mutual Funds in 2002 and was the Chief Executive Officer, Chief Investment Officer, and Managing Member of the Advisor.  Prior to that, Mr. Schultheis was Chief Operating Officer of Kinetics Asset Management, Inc. and President of Kinetics Funds Distributor, Inc.  Mr. Schultheis has more than 20 years of investment industry experience including the mutual fund programs at Chase Manhattan Bank and U.S. Trust Company of New York.  Mr. Schultheis received a Bachelor of Science degree from Cornell University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund will be determined at the close (generally 4:00 p.m., Eastern time) of the New York Stock Exchange (“NYSE”) on each day it is open for business and will be computed by determining the aggregate market value of all assets, based on the NAV per share of each of the Underlying Investments, of the Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The determination of NAV per share for a particular day is applicable to all account applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.  If events occur during the course of a day on which a Fund determines its NAV per share which, in the Advisor’s opinion, materially affect the value of one or more portfolio securities of an Underlying Fund, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees.  Examples of such events include, but are not limited to, securities which are not traded on a national stock exchange, and therefore closing prices are not available; securities not quoted by an independent pricing service; or securities for which current quotations are not available from other independent sources.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

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Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

Fair value determinations may be required for the following securities: (1) securities for which market quotations are insufficient or not readily available at the valuation time on a particular business day; (2) securities for which, in the judgment of the Advisor or Sub-Advisor(s), the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor(s) to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; and (3) securities determined to be illiquid in accordance with the Funds’ liquidity procedures.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the NAV per share, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

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HOW TO PURCHASE SHARES

Certain individuals may purchase No Load and Institutional shares at NAV per share, Class A shares at NAV per share, plus the applicable sales charge, or Class C shares at NAV per share, by sending a completed account application to one of the following addresses:

Regular Mail	Express/Overnight Mail
Hatteras Alpha Hedged Strategies Fund, Hatteras Long / Short Equity Fund or
Hatteras Long / Short Debt Fund
(specify class)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Hatteras Alpha Hedged Strategies Fund, Hatteras Long / Short Equity Fund or
Hatteras Long / Short Debt Fund
(specify class)
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

No Load Shares and Institutional Class Shares
No Load and Institutional shares of the Funds may only be purchased through a financial intermediary and are primarily intended for qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ Distributor or for investment plans such as “wrap accounts” which have entered into an agreement with the Funds’ Distributor.  For example, No Load and Institutional Class shares may be purchased by financial intermediaries who (i) charge their clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with a Fund’s principal underwriter to offer No Load or Institutional Class shares through their no-load network or platform. Clients of these financial intermediaries may include, but are not limited to, individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). No Load shares are also subject to a Shareholder Servicing Fee of 0.25% of average daily net assets.

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Class A Shares
Class A shares of the Funds are retail shares that require you to pay a sales charge when you invest in a Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to a Shareholder Servicing Fee of 0.25% of average daily net assets.

If you purchase Class A shares of a Fund you will pay the public offering price (“POP”), which is the NAV next determined after your order is received, plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge is determined as follows:

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as % of Net Amount Invested
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 and above	0.00%	0.00%

The Distributor will receive all initial sales charges for the purchase of Class A shares of a Fund without a dealer of record.

Class A Sales Charge Reductions and Waivers
You may be able to reduce the sales charge on Class A shares of a Fund based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.  The programs described below and others are explained in greater detail in the SAI.

Reinvested Distributions:  You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions from a Fund.

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Account Reinstatement:  You pay no sales charges on Class A shares you purchase with the proceeds of a redemption of Class A shares of a Fund within 120 days of the date of the redemption.  To reinvest in Class A shares at NAV (without paying a sales charge), you must notify the Fund in writing or notify your financial intermediary at the time of the transaction.

Letter of Intent (“LOI”):  By signing an LOI prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds.  The investment must satisfy the initial purchase agreement.  Reinvested distributions do not count as purchases made during this period.  A Fund will hold in escrow shares equal to approximately 4.25% of the amount of shares you indicate in the LOI.  If you do not invest the amount specified in the LOI before the expiration date, the transfer agent will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date.  Otherwise, the transfer agent will release the escrowed shares when you have invested the agreed amount.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

Rights of Accumulation (“ROA”):  You may combine the value at the current public offering price of Class A shares of a Fund with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase.  The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment.  ROA allows you to combine the value of your account with the value of other eligible accounts for purposes of meeting the breakpoint thresholds above.

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount.  The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRAs.

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.  In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.  Eligible accounts include those registered in the name of your financial intermediary through which you own shares in a Fund.

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Certain groups or classes of shareholders: If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Advisor and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Advis o r and its affiliates.

•	Current employees of:
o	The transfer agent;
o	Broker-dealers who act as selling agents for the Funds/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

More information regarding the Funds’ sales charges, breakpoint thresholds and waivers is available in the SAI and free of charge on the Funds’ website: www.hatterasmutualfunds.com.  Click on “Breakpoints and Sales Loads.”

Class C Shares
The offering price of a Class C share is the NAV per share with no initial sales charge.  Each Fund pays a Rule 12b-1 distribution fee of 1.00% of the average daily net assets of the Fund’s Class C shares.  If you purchase Class C shares of a Fund, you will be subject to a 1.00% CDSC if you redeem your shares within 12 months of purchase.  The CDSC does not apply to the purchase of shares from the reinvestment of dividends or capital gains distributions.

You may buy shares of a Fund by contacting the securities broker-dealer or other financial services firm who gave you this Prospectus. When you buy shares, be sure to specify whether you want Class C shares.

Distribution and Service (Rule 12b-1) Plan
Alpha Fund has adopted a Distribution and Service Plan or “Rule 12b-1 Plan.” Under the plan, Class C shares pay a distribution fee of 1.00% of the average daily net assets of the class to the Fund’s Advisor to finance any activity which is principally intended to result in the sale of Class C shares.

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Since Alpha Fund’s assets are used to pay Rule 12b-1 fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Purchasing Class C Shares
Class C shares have no initial sales charge, but a Fund pays an aggregate distribution fee at the annual rate of 1.00% of average daily net assets.

Class C shares have a CDSC of 1.00% for any shares redeemed within 12 months of purchase, measured from the first day of the month in which the shares were purchased. The 1.00% charge will be assessed based on the lesser of cost or market value (which, for purposes of determining the CDSC, shares are considered sold on a first-in, first-out basis).

Minimum and Additional Investment Amounts
The minimum initial investment for individuals, IRAs, corporations, partnerships and trusts is $1,000.  The minimum for subsequent investments is $250.  Shares of the Funds are offered on a continuous basis.  The Funds, however, reserve the right, in their sole discretion, to reject any account application to purchase shares.  After you open an account, you may purchase additional shares by sending a check together with the remittance stub from your most recent confirmation statement or a note stating the name(s) on the account and the account number, to the above address.

Make all checks payable to “Hatteras Alpha Hedged Strategies Fund, Hatteras Long / Short Equity Fund or Hatteras Long / Short Debt Fund (specify class).”  All purchases by check must be in U.S. dollars drawn on a U.S. financial institution.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds do not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  If your payment is not received, your check does not clear or your electronic funds transfer via ACH is rejected, your purchase will be canceled.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.  In addition to any loss sustained by the Funds, a $25.00 charge may be imposed if your check does not clear.  Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Shares are held in street name for the owners.  The Funds reserve the right to reject any purchase in whole or in part.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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If the Funds do not have a reasonable belief of the identity of a shareholder, the account application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Please consult your financial advisor to determine if you are eligible to purchase shares of the Funds through a qualified financial intermediary account.

When Order is Processed
All shares will be purchased at the NAV per share, plus any applicable sales charge, next determined after the Funds receive your account application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	the name of the Fund and class;
•	the dollar amount of shares to be purchased;
•	a completed account application or investment stub; and
•	check payable to Hatteras Alpha Hedged Strategies Fund, Hatteras Long / Short Equity Fund or Hatteras Long / Short Debt Fund.

Purchase through Brokers
You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers or agents may set their own initial and subsequent investment minimums. Investors may be charged a fee if they effect transactions through a broker or agent.  The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at a Fund’s NAV per share, plus any applicable sales charge, next computed after they are received by an authorized broker or the broker’s authorized designee.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds.  Brokers are responsible for placing orders promptly with the Funds and for forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds.  You should carefully read the program materials provided to you by your servicing agent.

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Telephone Purchase
Investors may purchase additional shares of the Funds by calling 1-877-569-2382.  If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have banking information established on your account prior to making a purchase.  Each order must be in the amount of $250 or more.  Your shares will be purchased at the NAV per share, plus any applicable sales charge, calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern time.

Purchase by Wire
To open an account or to make additional investments by wire, first call 1-877-569-2382 to notify the Funds of the incoming wire using the wiring instructions below:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit (fund name),
  (your name or the title on the account)
   (your account #)

Initial Investment – By wire
If you are making an initial investment in a Fund, before you wire funds, the Funds’ transfer agent must have a completed account application, which is included with this Prospectus.  Please contact the Funds’ transfer agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery, or facsimile.  Upon receipt of your completed account application, the transfer agent will establish an account for you and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.  Wired funds must be received prior to 4:00 p.m. , Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

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For Subsequent Investments – By wire
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the transfer agent at 1-877-569-2382.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Funds’ transfer agent.  Your bank may charge you a fee for sending a wire payment to the Funds.  Wired funds must be received prior to 4:00 p.m. , Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:  (fund name)
(your name/title on the account)
(account #)

Automatic Investment Plan
You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Funds through the use of electronic funds transfers.  After making an initial investment of at least $1,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Your account application must be received 15 business days prior to the initial transaction.  Please contact the Funds at 1-877-569-2382 for more information about the Funds’ Automatic Investment Plan.  Shareholders should notify the Funds’ transfer agent of any changes to their Automatic Investment Plan at least five business days prior to the effective date.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (“ACH”).  We are unable to debit mutual fund or “pass through” accounts. A $25 fee will be charged if your bank does not honor the AIP draft for any reason.

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Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-569-2382 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Retirement Plans
You may purchase shares of the Funds for your individual retirement plans.  Please call the Funds at 1-877-569-2382 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Exchange Privilege
The Trust currently offers other mutual funds to investors.  You may exchange your No Load shares of the Funds for No Load shares of any other mutual fund in the Trust, and vice versa, your Class A shares of the Funds for Class A shares of any other mutual fund in the Trust, and vice versa, your Class C shares of the Funds for Class C shares of any other mutual fund in the Trust, and vice versa and your Institutional Class shares of the Funds for Institutional Class shares of any other mutual fund in the Trust (except that exchanges may not be made into or out of the Hedged Strategies Fund).  You should carefully read the Prospectus of the other fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a fund and the purchase of shares in another.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s NAV per share.  Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the NYSE is open for business either directly to the Funds or through your investment representative.

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Written Redemption Requests
You may redeem your shares by simply sending a written request to the Funds’ transfer agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You should send your redemption request to:

Regular Mail	Express/Overnight Mail
Hatteras Alpha Hedged Strategies Fund, Hatteras Long / Short Equity Fund or
Hatteras Long / Short Debt Fund (specify class)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Hatteras Alpha Hedged Strategies Fund, Hatteras Long / Short Equity Fund or
Hatteras Long / Short Debt Fund (specify class)
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Note
The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Redeeming by Telephone
If you complete the telephone redemption option on your account application, you may redeem shares having a value of up to $100,000 by telephone.  The proceeds will be sent on the business day following the redemption, but no later than the seventh business day after receipt.  The proceeds can be mailed to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Funds’ transfer agent’s records.  There is a $15 charge for each wire.  There is no charge to have proceeds sent by electronic funds transfer and credit will be available in two to three business days.  To redeem by telephone, call 1-877-569-2382.  IRA accounts are not redeemable by telephone.

If you decline the option, but wish to add it at a later time, a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source will be required.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Wire Redemptions
If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer, but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

Systematic Withdrawal Plan
If your individual account, IRA or other qualified plan account has a current account value of at least $25,000, you may adopt a Systematic Withdrawal Plan (“SWP”) to provide for monthly, quarterly or annual payments.  Under the plan, payments of $500 or more can be sent by check to your address of record, or can be sent by electronic funds transfer through the Automated Clearing House (ACH) network to your pre-determined bank account.  This service may be terminated or modified by the Funds at any time.  A withdrawal under the SWP involves redemption of shares of the Funds, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Funds’ transfer agent no later than five days before the next scheduled withdrawal.  If you wish to open a SWP, please indicate on your account application or contact the Funds at 1-877-569-2382.

When Redemptions are Sent
Once the Funds receive your redemption request in “good order” as described below, your redemption will be processed at the next determined NAV per share following receipt of your redemption request.  Proceeds will typically be sent on the next business day, but not later than the seventh day after redemption.  If you purchase shares using a check, and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

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Good Order
Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	The request should include a signature guarantee, if applicable (see section titled, “When You Need Signature Guarantees” below).

When You Need Signature Guarantees
The Funds’ transfer agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers.

A signature guarantee is required to redeem shares in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request was received by the transfer agent within the last 30 days; and/or
•	for redemptions over $100,000.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or signature validation stamp in other instances based on the circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantee.

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Retirement Plans
If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to 10% back-up withholding tax.

Redeeming through Broker
If shares of the Funds are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Low Balances
If at any time your account balance falls below $1,000, the Funds may notify you that, unless the account is brought up to at least $1,000, your account could be closed.  This will not apply to any account balances that drop below $1,000 due to a decline in NAV per share.  The Funds may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Funds will not charge any redemption fee on involuntary redemptions.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors.  The Funds discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up a Fund’s transaction costs to the detriment of the remaining shareholders.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance.  The Board of Trustees has developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Funds.  These steps include, monitoring trading practices, using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available.  These techniques may change from time to time as determined by the Funds in their sole discretion.

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Trading Practices
Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of Fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce its market timing policies.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time each Fund’s NAV per share is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when it calculates its NAV per share. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

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The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor does not represent fair value. The Funds may also fair value a security if a Fund or the Advisor believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income and net capital gain in December.  Distributions will be reinvested in shares of a Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or, under current law, qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check into your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

The Funds expect that, as a result of their investment objectives and strategies, distributions will consist primarily of short-term capital gains, which are taxable as ordinary income or, under current law, qualified dividend income, depending on the source of such income to the Funds and any holding period requirements.  A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  Certain dividends or distributions declared in October, November or December as of a record date in such a month will be taxed to shareholders as if received in December, if they are paid during the following January.  Each year, the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income tax with respect to an investment in a regulated investment company, if they have not funded such investment with borrowed funds.

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Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the Internal Revenue Service ("IRS"). If you are subject to backup withholding, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. The Funds will reject any account application that does not include a certified social security or taxpayer identification number.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Funds’ shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST ON FUND BORROWING

The Funds, through their investment in the Underlying Investments, use modest leverage and short-selling techniques in pursuing their strategies.  Total Annual Fund Operating Expenses include expenses paid by a Fund to vendors and its pro-rata share of such expenses paid by the Underlying Investments; also included are dividends paid out on short positions, and interest on borrowing for leverage purposes.  However, Total Annual Fund Operating Expenses exclude brokerage commissions.  Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales.  The actual impact of these expenses and income on a Fund may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition and executive decisions.  Total Annual Fund Operating Expenses for a Fund, which includes the Fund’s expenses and its pro-rata share of expenses paid by the Underlying Investments (which includes an Advisory fee of 1.75% and an Operating Services fee of 0.25% for the Underlying Funds as well as acquired fund fees and expenses associated with a Fund’s investment in non-affiliated investment companies) and excludes these short dividends expense and income items, are capped contractually at the rates described above in the “Annual Fund Operating Expenses” section and the “Investment Advisor” section.

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FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the Alpha Fund’s No Load and Class C shares’ financial performance since each share class’ commencement.  Financial highlights for the Alpha Fund’s Class A shares are not available at this time because Class A shares commenced operations on May 2, 2011.  In 2006, the Alpha Fund changed its fiscal year end from July 31 to December 31.  Certain information reflects financial results for a single Alpha Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the Alpha Fund (assuming reinvestment of all dividends and distributions).  The financial highlights below have been derived from the Alpha Fund’s financial statements.  The financial statements for the fiscal years ended December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007 have been audited by KPMG LLP, the Alpha Fund’s independent registered public accounting firm.  The financial statements for the prior periods were audited by the Alpha Fund’s prior independent registered public accounting firm.  KPMG LLP’s report, along with the Alpha Fund’s financial statements, is included in the Alpha Fund’s Annual Report, which is available upon request.  Financial highlights for the Long/Short Equity Fund and Long/Short Debt Fund are not available at this time because the Funds had not commenced operations prior to the date of this Prospectus.

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	No Load
	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from August 1, 2006 through December 31, 2006(1)		Year Ended July 31, 2006
HATTERAS ALPHA HEDGED STRATEGIES FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.00		$8.95		$13.30		$13.27		$12.85		$12.10
Gain (Loss) from Investment
Operations:
Net investment income (loss)(3)(8)	(0.12)		(0.13)		(0.16)		0.04		0.10		(0.05	)7)
Net realized and unrealized gain
(loss) on investments	0.55		1.80		(4.04)		1.02		0.32		0.84	(7)
Total Gain (Loss) from Investment
Operations	0.43		1.67		(4.20)		1.06		0.42		0.79
Less Dividends and Distributions:
Net investment income	(0.02)		(0.62)		(0.13)		(0.25)		—		(0.04)
Net realized gains	—		—		(0.02)		(0.78)		—		—
Total Dividends and Distributions	(0.02)		(0.62)		(0.15)		(1.03)		—		(0.04)

Net Asset Value, End of Period	$10.41		$10.00		$8.95		$13.30		$13.27		$12.85

Total Return	4.34%		18.95%		(31.63%)		8.25%		3.27	%(5)	6.56%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of
Period	$297,715		$236,957		$314,600		$704,681		$279,109		$245,399
Ratio of expenses including dividends on
short positions and interest
expense to average net assets:	4.78	%(4)(9)	5.97	%(4)(9)	5.84	%(4)(9)	6.10	%(4)(9)	4.51	%(4)(6)	5.75	%(4)
Ratio of expenses excluding dividends on
short positions and interest
expense to average net assets:	3.90	%(4)	3.99	%(4)	3.99	%(4)	3.99	%(4)	3.99	%(4)(6)	3.99	%(4)
Ratio of net investment income (loss) including
dividends on short positions and
interest expense to
average net assets:	(1.17%)		(1.35%)		(1.32%)		0.32%		1.92	%(6)	(0.42	%)(7)
Ratio of dividends on short positions
and interest expense to
average net assets:	0.88	%(9)	1.98	%(9)	1.85	%(9)	2.11	%(9)	0.52	%(6)	1.76%
Portfolio turnover rate	33%		54%		19%		0%		3%		137%
_______________
(1)	The Fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, the period ended December 31, 2006, and year ended July 31, 2006, was ($0.10), ($0.09), ($0.05), $0.18, $0.13, and $0.21, respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.91% for the annual operating expenses, plus interest and dividends on short sales.  For all other years the indirect annualized expense ratio was 3.00%.

(5)	Not Annualized.
(6)	Annualized.
(7)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
(8)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(9)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

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SEVENTY-TWO

					Class C
									Period from
	Year		Year		Year		Year		August 1, 2006(1)
	Ended		Ended		Ended		Ended		through
	December 31,		December 31,		December 31,		December 31,		December 31,
HATTERAS ALPHA HEDGED STRATEGIES FUND	2010		2009		2008		2007		2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$9.93		$8.88		$13.18		$13.21		$12.85
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)(7)	(0.19)		(0.20)		(0.24)		(0.06)		0.26
Net realized and unrealized gain (loss) on investments	0.53		1.79		(3.99)		1.01		0.10
Total Gain (Loss) from Investment Operations	0.34		1.59		(4.23)		0.95		0.36

Less Dividends and Distributions:
Net investment income	—		(0.54)		(0.06)		(0.23)		—
Net realized gains	—		—		(0.01)		(0.75)		—
Total Dividends and Distributions	—		(0.54)		(0.07)		(0.98)		—

Net Asset Value, End of Period	$10.27		$9.93		$8.88		$13.18		$13.21

Total Return	3.42%		18.13%		(32.17%)		7.60%		2.80	%(5)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$20,518		$22,386		$28,692		$37,048		$3,461

Ratio of expenses including dividends on short
positions and interest expense to average net assets:	5.53	%(4)(8)	6.72	%(4)(8)	6.59	%(4)(8)	6.85	%(4)(8)	5.26	%(4)(6)

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	4.65	%(4)	4.74	%(4)	4.74	%(4)	4.74	%(4)	4.74	%(4)(6)

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(1.92%)		(2.10%)		(2.07%)		(0.43%)		4.76	%(6)

Ratio of dividends on short positions and interest expense
to average net assets:	0.88	%(8)	1.98	%(8)	1.85	%(8)	2.11	%(8)	0.52	%(6)
Portfolio turnover rate	33%		54%		19%		0%		3%
_______________
(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, and the period ended December 31, 2006 was ($0.17), ($0.16), ($0.13), $0.07 and $0.29, respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.91% for the annual operating expenses, plus interest and dividends on short sales.  For all other years the indirect annualized expense ratio was 3.00%.

(5)	Not Annualized.
(6)	Annualized.
(7)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(8)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

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SEVENTY-THREE

NOTICE OF PRIVACY POLICY & PRACTICES

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•           Social Security number
•           account balances
•           account transactions
•           transaction history
•           wire transfer instructions
•           checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

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PN-1

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

▪      open an account
▪      provide account information
▪      give us your contact information
▪      make a wire transfer
▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC,  registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, and Hatteras Alternative Mutual Funds Trust.

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PN-2

HATTERAS ALPHA HEDGED STRATEGIES FUND

HATTERAS LONG / SHORT EQUITY FUND

HATTERAS LONG / SHORT DEBT FUND

Advisor	Hatteras Alternative Mutual Funds, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Distributor	Hatteras Capital Distributors, LLC 8540 Colonnade Center Dr, Suite 401, Raleigh, NC 27615
Sub-distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540 U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue Milwaukee, WI 53202
For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (“SAI”): Additional information about the Funds is included in the SAI.  The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus).  The SAI provides more details about the Funds’ policies and management.  The SAI is available free of charge on the Funds’ website at http://www.hatterasmutualfunds.com.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-annual reports to shareholders.  The Funds’ Annual Report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.  These reports will be available free of charge on the Funds’ website at http://www.hatterasmutualfunds.com.
To obtain free copies of these documents or other information about the Funds, or to make shareholder inquires about the Funds, please call 1-877-569-2382. You may also write to:

Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and obtain copies of Fund information at the SEC’s Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File No: 811-21079

Table of Contentst - Alpha. L/S Equity, Hedged FI Prospectus

[Hatteras Funds Logo]
Multiple Hedge Fund Managers • Multiple Hedge Fund Strategies • Mutual Fund StructureSM

HATTERAS BETA HEDGED STRATEGIES FUND
Ticker Symbol: BETAX (No load) and BETCX (Class C)

INVESTMENT ADVISOR Hatteras Alternative Mutual Funds, LLC The Asset Allocator’s Solution For Alternative Investments SM
PROSPECTUS
April 30, 2011

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

www.hatterasmutualfunds.com
1•877• 569•2382

Table of Contents - Beta Prospectus

SUMMARY SECTION

HATTERAS BETA HEDGED STRATEGIES FUND (the “Fund”)

Investment Objective
The Fund seeks to achieve consistent absolute returns with moderate correlation to traditional financial market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	No Load	Class C
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load) ( as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
		No Load		Class C
Management Fees		None		None
Distribution and Service (Rule 12b-1) Fees		None		1.00%
Total Other Expenses		1.45%		1.20%
Shareholder Services Fee	0.25%		0.00%
Operating Services Fee	0.74%		0.74%
Interest Expense and Dividends on Short Positions of Underlying Funds	0.46%		0.46%
Acquired Fund Fees and Expenses		2.00%		2.00%
Total Annual Fund Operating Expenses		3.45%		4.20%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Table of Contents - Beta Prospectus
TWO

	1 Year	3 Years	5 Years	10 Years
No Load	$348	$1,059	$1,793	$3,730
Class C	$422	$1,275	$2,142	$ 4 ,372

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Fund pursues its investment objective by investing in other affiliated mutual funds (“Underlying Funds”).

The Fund is classified as non-diversified.  A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time.  However, through its investments in multiple Underlying Funds, the Fund is expected to indirectly own a diversified portfolio.  The Fund’s strategy to achieve its objective is to invest, indirectly through its investment in the Underlying Funds, at least 80% of its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Fund’s assets will be invested in the Underlying Funds and not in equity, debt or derivative securities directly.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this prospectus are those of the Underlying Funds and are applicable to the Fund as a result of the Fund’s investment in the Underlying Funds.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Funds in which it invests.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options.  The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

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THREE

The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Fund may invest in foreign securities, depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  In connection with certain hedged strategies pursued by the Underlying Funds, their investments may be in foreign securities.  The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Funds may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

Hatteras Alternative Mutual Funds, LLC (the “Advisor”) seeks to utilize multiple Underlying Funds, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices.  Each Underlying Fund is an affiliated registered investment company that is not publicly offered.  The Advisor believes that the use of such Underlying Funds may mitigate losses in generally declining markets because the Fund will be invested in multiple Underlying Funds each managed by one or more sub-advisors utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  Brief descriptions of the investment strategies to be employed by the Underlying Funds are included in the list below.

•	Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

•
Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

•	Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Table of Contents - Beta Prospectus
FOUR

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
 Aggressive Investment Risks:  The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The investment strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Funds’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Funds take investment positions may change in an adverse manner, in which case the Underlying Funds may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Funds may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Fund desires.

•
Derivative Securities Risks: The Underlying Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Funds and therefore the Fund. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Table of Contents - Beta Prospectus
FIVE

•
Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions.

•
Smaller Capitalization Risks: The Underlying Funds may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•
Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Table of Contents - Beta Prospectus
SIX

•
Foreign Securities Risks: The Underlying Funds may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Shares of Other Investment Companies Risks : The Fund and Underlying Funds may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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SEVEN

Performance
The following performance information indicates some of the risks of investing in the Fund.  The bar chart illustrates the variability of the Fund’s No Load shares’ returns by showing changes in the Fund’s performance from year to year.  The table illustrates how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance, as well as indexes that reflect the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns

As of December 31, 2010

During the period of time shown in the bar chart, the Fund’s No Load shares’ highest quarterly return was 11.93% for the quarter ended September 30, 2009, and the lowest quarterly return was -19.63% for the quarter ended December 31, 2008.

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EIGHT

Average Annual Total Returns
For the Periods Ended December 31, 2010
	One Year	Since Inception(1)	Since Inception(2)
No Load Shares
Return Before Taxes	4.97%	-2.95%	N/A
Return After Taxes on Distributions	4.97%	-3.31%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	3.23%	-2.60%	N/A
Class C Shares
Return Before Taxes	4.12%	N/A	-2.05%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	1.26%	1.94%
HFRI Fund of Funds Strategic Index (reflects no deduction for fees, expenses, or taxes)	5.90%	0.93%	2.02%
90-day Treasury bill (reflects no deduction for fees, expenses, or taxes)	0.13%	2.06%	1.89%
(1)	No Load shares commenced operations on April 28, 2006.
(2)	Class C shares commenced operations on August 1, 2006.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Fund.

Portfolio Managers:  The Fund is managed by a team of portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	1.5	Director of Public Investments
Robert Murphy, CFA, FRM, CAIA	1.5	Director of Risk Management
Michael E. Portnoy	5	Vice President of Public Investments
Mark R. Tonucci	5	Vice President of Public Investments
Lee W. Schultheis	5	President, Mutual Funds Division

Table of Contents - Beta Prospectus
NINE

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Hatteras Beta Hedged Strategies Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund ’ s distributor.  The brokers or agents may set their own initial and subsequent investment minimums.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an  IRA .   Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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TEN

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RELATED RISKS

This Prospectus has information you should know before investing.  Please read it carefully and keep it with your investment records.

Investment Advisor
Hatteras Alternative Mutual Funds, LLC

Investment Sub-Advisors to Underlying Funds
Chartwell Investment Partners
Concise Capital Management, LP
FrontFour Capital Group, LLC
GAMCO Asset Management, Inc.
ISF Management LLC
KDC Investment Management, LP
Nicholas Investment Partners, L.P.
OMT Capital Management, LLC
Phineus Partners L.P.
Raven Rock Capital, LLC
Smith Breeden Associates, Inc.
Sunnymeath Asset Management, Inc.
Tamarack Capital Management, LLC
Tiburon Capital Management, LLC

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Advisor, subject to approval by the Trust’s Board of Trustees, to change sub-advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Objective
The Fund seeks to achieve consistent absolute returns with moderate correlation to traditional financial market indices.  The Fund’s investment objective may be changed without shareholder approval.    As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Principal Investment Strategies and Policies
To achieve its investment objective, the Fund, under normal market conditions, will invest at least 80% of its total assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage-trading strategies in a variety of publicly traded securities.  The Fund will provide shareholders with 60 days’ notice before changing this 80% investment policy, which policy may be changed without shareholder vote.  The securities held by the Fund may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Underlying Funds that employ a variety of investment techniques and strategies. By allocating its assets among a number of Underlying Funds, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector-related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

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As a fund of funds, the Fund seeks to achieve its investment objective by investing in other affiliated mutual funds, the Underlying Funds.  The Fund is classified as non-diversified and, therefore, is not required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer.

The Advisor seeks to utilize Underlying Funds that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategies to be employed include:

•	Long/Short Equity

•	Relative Value

•	Event Driven

The Advisor selects Sub-Advisors for the Underlying Funds and allocates the assets of the Fund among its respective Sub-Advisors.  The Advisor reviews a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor conducts interviews with each Sub-Advisor’s personnel as well as interviews with third party references and industry sources.

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Under normal circumstances the Advisor generally expects to allocate the assets of the Fund among various Underlying Funds at any given time.

The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies
Hatteras Alternative Mutual Funds, LLC is Advisor to the Fund, as well as to the Underlying Funds.  The following Underlying Funds may be utilized by the Fund:

Long/Short Equity Underlying Fund
This Underlying Fund’s strategy employs long and short trading in common stock, and preferred stock of U.S. and foreign issuers.  This strategy attempts to achieve capital appreciation.

Relative Value Underlying Fund
This Underlying Fund’s strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

Event Driven Underlying Fund
This Underlying Fund’s strategy is designed to invest in securities whose prices are or will be impacted by a corporate event.  This strategy attempts to achieve capital appreciation.

Other Investment Strategies
The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions .   The Underlying Funds also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

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Additional Investment Risks
In addition to the Principal Risks of the Fund listed above in the Summary Section, investing in the Fund may involve the following additional risks:

•
Securities Lending Risks: The Underlying Funds may lend securities from the portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Underlying Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

•
Warrants Risks: The Underlying Funds may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

•
Reverse Repurchase Agreement Risks: The Underlying Funds may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and each Underlying Fund’s simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Underlying Funds. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Underlying Funds.

•
Borrowing Risks: Because the Fund and Underlying Funds may borrow money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging,” the Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital. The Fund’s borrowing activities will exaggerate any increase or decrease in the net asset value (“NAV”) per share of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

•
High Portfolio Turnover Rate Risk: Each Underlying Fund’s and the Fund’s investment strategy may result in high turnover rates.  In addition, each Underlying Fund’s and the Fund’s portfolio turnover rate may increase in response to meeting liquidity needs or increased market volatility, or both.  A high portfolio turnover rate may increase each Underlying Fund’s and respectively, the Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that each Underlying Fund and the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of each Underlying Fund and respectively, the Fund could be negatively impacted by the increased expenses incurred by each Underlying Fund and respectively, the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

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FOURTEEN

•
Initial Public Offerings Risks: The Underlying Funds may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Underlying Funds to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

•
Restricted Securities Risks: The Underlying Funds may invest without limit in securities that are subject to restrictions on resale, such as Rule 144A securities.  Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Underlying Funds under Rule 144A under the Securities Act of 1933, as amended.  Under the supervision of its Board of Trustees, the Underlying Funds will determine whether securities purchased under Rule 144A are illiquid.  The Underlying Funds are restricted to investing no more than 15% of their total assets in securities that are illiquid; that is, not readily marketable.  If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of each Underlying Fund’s assets invested in illiquid securities would increase.

•
Real Estate Investment Trust Risks:  Investments in Real Estate Investment Trusts (“REIT(s)”) by an Underlying Fund will subject it to various risks. REIT share prices are likely to decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties.  In addition, returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  Furthermore, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which an Underlying Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Underlying Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Underlying Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

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•
Healthcare/Biotechnology Sector Risks:  Companies within the healthcare and biotechnology industries invest heavily in research and development which may not necessarily lead to commercially successful products or may lead to products that become obsolete quickly.  The healthcare and biotechnology sector is also subject to increased governmental regulation which may delay or inhibit the release of new products.  Many healthcare and biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences.  Healthcare and biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Healthcare and biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.  As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of healthcare and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

The Advisor continuously monitors the investment positions owned by the Fund to ensure compliance with the Fund’s investment objective and the investment restrictions detailed in its Prospectus and the Fund’s Statement of Additional Information (“SAI”).  The Advisor generally expects the Fund’s assets to be invested across various industries.

FUND OF FUNDS STRUCTURE

The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or a number of Underlying Funds.  Each Underlying Fund invests its assets pursuant to a different investment objective and a different investment style.  The Advisor may select from Underlying Funds based upon changing markets and risk/return characteristics.  In addition to its own expenses, the Fund bears a pro rata portion of the expenses of the Underlying Funds in which it invests.  The expenses in the Underlying Funds will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of the Underlying Fund’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.  The operating expenses of the Underlying Funds, as well as the Fund, are contractually capped.  As a result of the affiliated structure under which the Fund operates and the capping of operating expenses, the risk of layering fees inherent in a traditional fund of funds structure does not apply.

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MASTER/FEEDER FUND STRUCTURE

As a mutual fund of funds, the Fund pursues its investment objective by investing primarily in other affiliated mutual funds .   In lieu of investing directly in Underlying Funds, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. This Master investment company would then allocate its assets among the affiliated Underlying Funds.  The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thus achieving certain economies of scale. The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest.  The Fund is not currently operating in this structure.

SHARE CLASSES

The Fund issues its shares in multiple classes:  No Load and Class C shares.  This Prospectus offers No Load and Class C shares.  The No Load shares are offered at NAV per share without a front-end or contingent deferred sales charge.  The No Load shares are issued with an annual shareholder servicing fee of 0.25%. The Class C shares are offered at NAV per share without a front-end sales charge.  The Class C shares have a contingent deferred sales charge of 1.00% and an annual Rule 12b-1 fee of 1.00% (“Rule 12b-1 Plan”). The Class C shares do not charge a shareholder servicing fee.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A list of the Fund’s underlying portfolio holdings as of each calendar quarter-end is available on the Fund’s website at www.hatterasmutualfunds.com within 60 days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  The Annual and Semi-Annual Reports are available by contacting Hatteras Alternative Mutual Funds Trust c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701 or calling 1-877-569-2382.

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INVESTMENT ADVISOR

Hatteras Alternative Mutual Funds, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615, is registered as an investment advisor with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”).  The Advisor is owned jointly by Hatteras Capital Investment Management, LLC, Asset Alliance (NY) Management Inc., (“Asset Alliance”), Asset Alliance Holding Corp., Lee W. Schultheis, Trust Advisory Group, Inc., Mark R. Tonucci and Michael E. Portnoy.

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trust’s Board of Trustees (the “Board of Trustees,” “Board,” or “Trustees”), the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.

Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Fund’s business affairs.  The Advisor invests the assets of the Fund, either directly or by using Sub-Advisors, according to the Fund’s investment objective, policies and restrictions.  Development of the Fund’s portfolio investment strategies and allocations to Sub-Advisors is done on a team management basis.  The Advisor furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Fund.

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”), the Fund does not pay the Advisor an annual advisory fee, but rather each Underlying Fund pays a management fee of 1.75% of such Underlying Fund’s average daily net assets to the Advisor, pursuant to the Underlying Funds Trust’s investment advisory agreement with the Advisor.  The fees the Underlying Funds pay the Advisor are higher than fees typically paid by other mutual funds.  This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies.  A discussion of the factors that the Board of Trustees considered in approving the Fund’s Advisory Agreement is available in the Annual Report dated December 31, 2009.

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The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have entered into agreements with the Advisor (“Shareholder Servicing Agreement”) and perform these functions on behalf of their clients who own shares of the Fund.  For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund’s No Load shares from which the shareholder servicing agents are paid.

The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Fund to provide virtually all day-to-day services to the Fund.  The Fund pays the Advisor an annual operating services fee of 0.74% of the Fund’s average daily net assets.  Additionally, the Underlying Funds have entered into a similar Operating Services Agreement with the Advisor, under which, each Underlying Fund pays the Advisor 0.25% of the Fund’s average daily net assets.  The combined effect of the Underlying Funds’ management fee and operating services agreement is a total annual operating expense of 2.00% for the Underlying Funds.  Because the Fund invests in the Underlying Funds, these acquired fund fees and expenses, combined with the Advisory Agreement, the Shareholder Servicing Agreement, the Rule 12b-1 Plan and the Services Agreement is to place a cap or ceiling on the Fund’s ordinary annual operating expenses at 2.99% of the No Load shares and 3.74% of the Class C shares of the average daily net assets of the Fund, excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, litigation and other extraordinary expenses.

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Fund.  The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Fund as well as related bookkeeping expenses.

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NINETEEN

INVESTMENT SUB-ADVISORS

The Advisor is responsible for selecting the Sub-Advisors to manage the Fund’s Underlying Funds.  The Sub-Advisors will be engaged to manage the investments of the Underlying Funds in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees.  Each Sub-Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of securities in the portion of each Underlying Fund’s investment portfolio under its management.

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order that permits the Advisor, subject to certain conditions and approval by the Board of Trustees but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of retaining a new Sub-Advisor, shareholders will receive notification of the change.

Each of the Sub-Advisors listed below rely upon respective advisory groups for the day-to-day management of the portion of each Underlying Fund’s portfolio that they manage.  The Advisor will pay the Sub-Advisors monthly an annual fee based upon the net assets of each Underlying Fund allocated to that Sub-Advisor from the 1.75% Advisory fee paid to the Advisor pursuant to the Underlying Funds Trust Advisory Agreement.  The Fund is not responsible for the payment of this Sub-Advisory fee.

Chartwell Investment Partners
The Advisor has entered into a sub-advisory agreement with Chartwell Investment Partners (“Chartwell”) to manage a portion of the Long/Short Equity portfolio.  Chartwell is located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, and is a registered investment adviser.  Chartwell provides portfolio management services to individually managed accounts for individuals, including high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities and state and municipal governments.

Concise Capital Management, LP
The Advisor has entered into a sub-advisory agreement with Concise Capital Management, LP (“Concise”), to manage a portion of the Relative Value portfolio. Concise is located at 75 Valencia Avenue, Suite 711, Coral Gables, FL 33134, and is a registered investment advisor. Concise provides investment advice and portfolio management services to high net worth individuals, investment companies, and other pooled investment vehicles.

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FrontFour Capital Group, LLC
The Advisor has entered into a sub-advisory agreement with FrontFour Capital Group, LLC (“FrontFour”), to manage a portion of the Event Driven portfolio. FrontFour is located at Two Stamford Landing, 68 Southfield Avenue, Suite 290, Stamford, CT 06902, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.

GAMCO Asset Management, Inc.
The Advisor has entered into a sub-advisory agreement with GAMCO Asset Management, Inc. (“GAMCO”), to manage a portion of the Event Driven portfolio.  GAMCO is located at One Corporate Center, Rye, NY 10580, and is a registered investment advisor. GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.

ISF Management LLC
The Advisor has entered into a sub-advisory agreement with ISF Management LLC (“ISF”) to manage a portion of the Long/Short Equity portfolio.  ISF is located at 767 Third Avenue, 6 th Floor, New York, NY 10017, and is a registered investment advisor.  ISF provides portfolio management services to investment companies and other pooled investment vehicles.

KDC Investment Management, LP
The Advisor has entered into a sub-advisory agreement with KDC Investment Management, LP (“KDC”), to manage a portion of the Event Driven portfolio. KDC is located at 900 Third Avenue, Suite 1000, New York, NY 10022, and is a registered investment advisor. KDC provides investment advice and portfolio management services to investment companies, other pooled investment vehicles, and institutional managed accounts.

Nicholas Investment Partners, L.P.
The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”), to manage a portion of the Relative Value portfolio. Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.

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OMT Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with OMT Capital Management, LLC (“OMT”), to manage a portion of the Long/Short Equity portfolio.  OMT is located at One Montgomery Street, Suite 3300, San Francisco, CA 94104, and is a registered investment advisor.  OMT provides investment advice and portfolio management services to pension and profit sharing plans, pooled investment vehicles, businesses and corporations and separately managed accounts.

Phineus Partners L.P.
The Advisor has entered into a sub-advisory agreement with Phineus Partners L.P. (“Phineus”), to manage a portion of the Long/Short Equity portfolio.  Phineus is located at 251 Post Street, Suite 500, San Francisco, CA 94103, and is a registered investment advisor.  Phineus provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

Raven Rock Capital, LLC
The Advisor has entered into a sub-advisory agreement with Raven Rock Capital, LLC (“Raven Rock”) to manage a portion of the Relative Value portfolio.  Raven Rock is located at 55 Vilcom Center, Suite 240, Chapel Hill, NC 27514, and is a registered investment adviser.  Raven Rock provides portfolio management services to investment companies and other pooled investment vehicles.

Smith Breeden Associates, Inc.
The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”), to manage a portion of the Relative Value portfolio.  Smith Breeden is located at 280 South Mangum Street, Suite 301, Durham, NC 27701, and is a registered investment advisor. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities foundations and insurance funds.

Sunnymeath Asset Management, Inc.
The Advisor has entered into a sub-advisory agreement with Sunnymeath Asset Management, Inc. (“Sunnymeath”), to manage a portion of the Long/Short Equity portfolio. Sunnymeath is located at 151 Bodman Place, Suite 100, Red Bank, NJ 07701, and is a registered investment advisor. Sunnymeath provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans, other pooled investment vehicles and charitable organizations.

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Tamarack Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tamarack Capital Management, LLC (“Tamarack”) to manage a portion of the Long/Short Equity portfolio.  Tamarack is located at 2333 State Street, Suite 102, Carlsbad, CA 92008, and is a registered investment adviser.  Tamarack provides portfolio management services to investment companies and other pooled investment vehicles.

Tiburon Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tiburon Capital Management, LLC (“Tiburon”), to manage a portion of the Event Driven portfolio.  Tiburon is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  Tiburon provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

PORTFOLIO MANAGERS

Mr. Michael P. Hennen, CFA serves as a voting member of the Investment Committee for the Fund and is responsible for the oversight of the investment process and sub-advisor due diligence and selection.  Prior to joining Hatteras in April of 2009, Mr. Hennen was a Vice President at Morgan Stanley in the Graystone Research Group, an alternative investments advisory group within Morgan Stanley, where he was on the Investment Committee and led the sourcing, evaluation, execution, and monitoring of alternative investments across a variety of strategies.  Before joining Morgan Stanley in 2000, Mr. Hennen was an Analyst at Morningstar in Chicago.  Mr. Hennen received his Bachelor of Business Administration degree in Finance from Western Michigan University.  Mr. Hennen has also earned his designation as a Chartered Financial Analyst (CFA).

Mr. Robert J. Murphy, CFA, FRM, CAIASM serves as a voting member of the Investment Committee for the Fund and is responsible for the development of internal risk management.  Mr. Murphy was previously with Ivy Asset Management Corp. LLC (“Ivy”), a division of BNY Mellon Asset Management, where he served as a Managing Director in the Investments and Investment Products and Strategy groups.  At Ivy, Mr. Murphy was responsible for investment research and assisted with product development and portfolio management.  Prior to joining Ivy in 2008, Murphy was a Partner and Director of Risk Management at Meridian Capital Partners, where he worked in various senior capacities since 2001.  Previously, Murphy held senior fixed income investment banking positions with A.G. Edwards, Cowen & Company, Donaldson, Lufkin & Jenrette, and Bear Stearns & Co., Inc.  Mr. Murphy received Bachelor of Arts and Masters in Business Administration degrees from the State University of New York at Albany.  He earned his designation as a Chartered Financial Analyst (CFA) and has also earned designations as a Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

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Mr. Michael E. Portnoy serves as a voting member of the Investment Committee for the Fund and is responsible for sub-advisor due diligence on the Relative Value and Event Driven investment strategies.  Prior to joining Hatteras Funds, Mr. Portnoy co-founded and was a Managing Director of Trust Advisors LLC from 1989 to 2009. Previously, Mr. Portnoy was a Senior Vice President at Evaluation Associates where he developed the firm’s institutional mutual fund and consulting business. Mr. Portnoy received his Masters of Business Administration from Capital University and his Bachelors of Arts degree from Ohio Wesleyan University.

Mr. Mark R. Tonucci serves as a voting member of the Investment Committee for the Fund and is responsible for sub-advisor due diligence on the Long/Short Equity and Market Neutral Equity investment strategies.  Prior to joining Hatteras Funds, Mr. Tonucci co-founded and was a Managing Director of Trust Advisors LLC from 1989 to 2009. Previously, Mr. Tonucci was a Senior Vice President at Evaluation Associates, where he developed an investment management practice to service the institutional market. Mr. Tonucci has more than 30 years experience in the investment management, mutual fund, and trust industries. He received his Masters of Business Administration with a concentration in Finance and Economics from the University of New Haven and his Bachelors of Arts degree from Southern Connecticut State University.

Lee W. Schultheis serves as a voting member of the Investment Committee for the Fund.  Prior to joining Hatteras in 2009, Mr. Schultheis organized AIP Mutual Funds in 2002 and was the Chief Executive Officer, Chief Investment Officer, and Managing Member of the Advisor.  Prior to that, Mr. Schultheis was Chief Operating Officer of Kinetics Asset Management, Inc. and President of Kinetics Funds Distributor, Inc.  Mr. Schultheis has more than 20 years of investment industry experience including the mutual fund programs at Chase Manhattan Bank and U.S. Trust Company of New York.  Mr. Schultheis received a Bachelor of Science degree from Cornell University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund will be determined at the close (generally 4:00 p.m., Eastern time) of the New York Stock Exchange (“NYSE”) on each day it is open for business and will be computed by determining the aggregate market value of all assets, based on the NAV per share of each of the Underlying Funds, of the Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The determination of NAV per share for a particular day is applicable to all account applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.  If events occur during the course of a day on which the Fund determines its NAV per share which, in the Advisor’s opinion, materially affect the value of one or more portfolio securities of an Underlying Fund, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees.  Examples of such events include, but are not limited to, securities which are not traded on a national stock exchange, and therefore closing prices are not available; securities not quoted by an independent pricing service; or securities for which current quotations are not available from other independent sources.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

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Fair value determinations may be required for the following securities: (1) securities for which market quotations are insufficient or not readily available at the valuation time on a particular business day; (2) securities for which, in the judgment of the Advisor or Sub-Advisor(s), the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor(s) to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; and (3) securities determined to be illiquid in accordance with the Fund ’ s liquidity procedures.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the NAV per share, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

HOW TO PURCHASE SHARES

You may purchase No Load shares of the Fund at NAV per share without any sales or other charge or Class C shares by sending a completed account application to one of the following addresses:

Regular Mail	Express/Overnight Mail
Hatteras Beta Hedged Strategies Fund (specify class) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hatteras Beta Hedged Strategies Fund (specify class) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the United States Postal Service or any other independent delivery service to be its agent.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

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Class C Shares
The offering price of a Class C share is the NAV per share with no initial sales charge.  The Fund pays a Rule 12b-1 distribution fee of 1.00% of the average daily net assets of the Fund’s Class C shares.  If you purchase Class C shares of the Fund, you will be subject to a 1.00% CDSC if you redeem your shares within 12 months of purchase.  The CDSC does not apply to the purchase of shares from the reinvestment of dividends or capital gains distributions.

You may buy shares of the Fund by contacting the securities broker-dealer or other financial services firm who gave you this Prospectus. When you buy shares, be sure to specify whether you want Class C shares.

Distribution and Service (Rule 12b-1) Plan
The Fund has adopted a Distribution and Service Plan or “Rule 12b-1 Plan.” Under the plan, Class C shares pay a distribution fee of 1.00% of the average daily net assets of the class to the Fund’s Advisor to finance any activity which is principally intended to result in the sale of Class C shares.

Since the Fund’s assets are used to pay Rule 12b-1 fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Purchasing Class C Shares
Class C shares have no initial sales charge, but the Fund pays an aggregate distribution fee at the annual rate of 1.00% of average daily net assets.

Class C shares have a CDSC of 1.00% for any shares redeemed within 12 months of purchase, measured from the first day of the month in which the shares were purchased. The 1.00% charge will be assessed based on the lesser of cost or market value (which, for purposes of determining the CDSC, shares are considered sold on a first-in, first-out basis).

Minimum and Additional Investment Amounts
The minimum initial investment for individuals, IRAs, corporations, partnerships and trusts is $1,000.  The minimum for subsequent investments is $250.  Shares of the Fund are offered on a continuous basis.  The Fund, however, reserves the right, in its sole discretion, to reject any account application to purchase shares.  After you open an account, you may purchase additional shares by sending a check together with the remittance stub from your most recent confirmation statement or a note stating the name(s) on the account and the account number, to the above address.

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Make all checks payable to “Hatteras Beta Hedged Strategies Fund (specify class).”  All purchases by check must be in U.S. dollars drawn on a U.S. financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund does not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  If your payment is not received, your check does not clear or your electronic funds transfer via ACH is rejected, your purchase will be canceled.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.  In addition to any loss sustained by the Fund, a $25.00 charge may be imposed if your check does not clear.  Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Shares are held in street name for the owners.  The Fund reserves the right to reject any purchase in whole or in part.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Fund your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Please consult your financial advisor to determine if you are eligible to purchase shares of the Fund through a qualified financial intermediary account.

When Order is Processed
All shares will be purchased at the NAV per share next determined after the Fund receives your account application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

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Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	the name of the Fund and class;
•	the dollar amount of shares to be purchased;
•	a completed account application or investment stub; and
•	check payable to Hatteras Beta Hedged Strategies Fund .

Purchase through Brokers
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers or agents may set their own initial and subsequent investment minimums. Investors may be charged a fee if they effect transactions through a broker or agent.  The Fund has authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized broker or the broker’s authorized designee.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Brokers are responsible for placing orders promptly with the Fund and for forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Telephone Purchase
Investors may purchase additional shares of the Fund by calling 1-877-569-2382.  If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have banking information established on your account prior to making a purchase.  Each order must be in the amount of $250 or more.  Your shares will be purchased at the NAV per share calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern time.

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Purchase by Wire
To open an account or to make additional investments by wire, first call 1-877-569-2382 to notify the Fund of the incoming wire using the wiring instructions below:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit (fund name),
  (your name or the title on the account)
   (your account #)

Initial Investment – By wire
If you are making an initial investment in the Fund, before you wire funds the Fund ’ s transfer agent must have a completed account application, which is included with this Prospectus.  Please contact the Fund ’ s transfer agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery, or facsimile.  Upon receipt of your completed account application, the transfer agent will establish an account for you and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.  Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

For Subsequent Investments – By wire
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the transfer agent at 1-877-569-2382.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Fund ’ s transfer agent.  Your bank may charge you a fee for sending a wire payment to the Fund.  Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

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U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:  (fund name)
(your name/title on the account)
(account #)

Automatic Investment Plan
You may participate in the Fund ’ s Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in a Fund through the use of electronic funds transfers.  After making an initial investment of at least $1,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Your account application must be received 15 business days prior to the initial transaction.  Please contact the Fund at 1-877-569-2382 for more information about the Fund ’ s Automatic Investment Plan.  Shareholders should notify the Fund ’ s transfer agent of any changes to their Automatic Investment Plan at least five business days prior to the effective date.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (“ACH”).  We are unable to debit mutual fund or “pass through” accounts.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-569-2382 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Retirement Plans
You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-569-2382 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

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Exchange Privilege
The Trust currently offers other mutual funds to investors.  You may exchange your No Load shares of the Fund for No Load shares of any other mutual fund in the Trust, and vice versa, and your Class C shares of the Fund for Class C shares of any other mutual fund in the Trust, and vice versa. You should carefully read the Prospectus of the other fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a fund and the purchase of shares in another.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s NAV per share.  Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the NYSE is open for business either directly to the Fund or through your investment representative.

Written Redemption Requests
You may redeem your shares by simply sending a written request to the Fund ’ s transfer agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You should send your redemption request to:

Regular Mail	Express/Overnight Mail
Hatteras Beta Hedged Strategies Fund (specify class) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hatteras Beta Hedged Strategies Fund (specify class) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note
The Fund does not consider the United States Postal Service or any other independent delivery service to be its agent.    Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Redeeming by Telephone
If you complete the telephone redemption option on your account application, you may redeem shares having a value of up to $100,000 by telephone.  The proceeds will be sent on the business day following the redemption, but no later than the seventh business day after receipt.  The proceeds can be mailed to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Fund ’ s transfer agent’s records.  There is a $15 charge for each wire.  There is no charge to have proceeds sent by electronic funds transfer and credit will be available in two to three business days.  To redeem by telephone, call 1-877-569-2382.  IRA accounts are not redeemable by telephone.

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If you decline the option, but wish to add it at a later time, a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source will be required.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Wire Redemptions
If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer, but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

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Systematic Withdrawal Plan
If your individual account, IRA or other qualified plan account has a current account value of at least $25,000, you may adopt a Systematic Withdrawal Plan (“SWP”) to provide for monthly, quarterly or annual payments.  Under the plan, payments of $500 or more can be sent by check to your address of record, or can be sent by electronic funds transfer through the Automated Clearing House (ACH) network to your pre-determined bank account.  This service may be terminated or modified by the Fund at any time.  A withdrawal under the SWP involves redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Fund ’ s transfer agent no later than five days before the next scheduled withdrawal.  If you wish to open a SWP, please indicate on your account application or contact the Fund at 1-877-569-2382.

When Redemptions are Sent
Once the Fund receives your redemption request in “good order” as described below, your redemption will be processed at the next determined NAV per share following receipt of your redemption request.  Proceeds will typically be sent on the next business day, but not later than the seventh day after redemption.  If you purchase shares using a check, and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order
Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	The request should include a signature guarantee, if applicable (see section titled, “When You Need Signature Guarantees” below).

When You Need Signature Guarantees
The Fund’s transfer agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers.

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A signature guarantee is required to redeem shares in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request was received by the transfer agent within the last 30 days; and/or
•	for redemptions over $100,000.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee or signature validation stamp in other instances based on the circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantee.

Retirement Plans
If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to 10% backup withholding tax.

Redeeming through Broker
If shares of the Fund are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Low Balances
If at any time your account balance falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000, your account could be closed.  This will not apply to any account balances that drop below $1,000 due to a decline in NAV per share.  The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Fund will not charge any redemption fee on involuntary redemptions.

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TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Fund is intended for long-term investors.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve the Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Fund’s transaction costs to the detriment of the remaining shareholders.

For these reasons, the Fund uses a variety of techniques to monitor for and detect abusive trading practices. The Fund does not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance.  The Board of Trustees has developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, monitoring trading practices, using fair value pricing, as determined by the Fund’s Board of Trustees, when the Advisor determines current market prices are not readily available.  These techniques may change from time to time as determined by the Fund in its sole discretion.

Trading Practices
Currently, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive.  The Fund may deem the sale of all or a substantial portion of a shareholder’s purchase of Fund shares to be abusive. In addition, the Fund reserves the right to accept purchases and exchanges if it believes that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

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In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s NAV per share is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV per share. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor does not represent fair value. The Fund may also fair value a security if the Fund or the Advisor believe that the market price is stale. Other types of securities that the Fund may hold for which fair pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income and net capital gain in December.  Distributions will be reinvested in shares of the Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or, under current law, qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check into your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

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The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income or, under current law, qualified dividend income, depending on the source of such income to the Fund and any holding period requirements.  A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  Certain dividends or distributions declared in October, November or December as of a record date in such a month will be taxed to shareholders as if received in December, if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income tax with respect to an investment in a regulated investment company, if they have not funded such investment with borrowed funds.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund will reject any account application that does not include a certified social security or taxpayer identification number.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund ’ s shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST ON FUND BORROWING

The Fund, through its investment in affiliated Underlying Funds, use modest leverage and short-selling techniques in pursuing their strategies.  Total Annual Fund Operating Expenses includes expenses paid by the Fund to vendors and their pro-rata share of such expenses paid by the Underlying Funds; also included are dividends paid out

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THIRTY-EIGHT

on short positions, and interest on borrowing for leverage purposes.  However, Total Annual Fund Operating Expenses excludes brokerage commissions.  Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales.  The actual impact of these expenses and income on the Fund may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition and executive decisions.  Total Annual Fund Operating Expenses for the Fund, which includes the Fund’s expenses and its pro-rata share of expenses paid by the Underlying Funds (which includes an Advisory fee of 1.75% and an Operating Services fee of 0.25%) and excludes these short dividends expense and income items, are capped contractually at the rates described above in the “Annual Fund Operating Expenses” section and the “Investment Advisor” section .

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THIRTY-NINE

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the Fund’s No Load and Class C shares’ financial performance since each share class’ commencement.  In 2006, the Fund changed its fiscal year end from July 31 to December 31.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The financial highlights below have been derived from the Fund’s financial statements.  The financial statements for the fiscal years ended December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007 have been audited by KPMG LLP, the Fund’s independent registered public accounting firm.  The financial statements for the prior periods were audited by the Fund’s prior independent registered public accounting firm.  KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

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FORTY

	No Load
HATTERAS BETA HEDGED STRATEGIES FUND	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from August 1, 2006 through December 31, 2006(2)		Period from April 28, 2006(1) through July 31, 2006
Per Share Data(3):
Net Asset Value, Beginning of Period	$9.66		$7.84		$12.47		$12.10		$11.52		$12.50

Gain (Loss) from Investment Operations:

Net investment income (loss)(4)(9)	(0.10)		(0.10)		(0.23)		0.04		(0.07)		(0.02	)(8)
Net realized and unrealized gain
(loss) on investments	0.58		1.92		(4.39)		1.18		0.65		(0.96	)(8)
Total Gain (Loss) from Investment Operations	0.48		1.82		(4.62)		1.22		0.58		(0.98)

Less Dividends and Distributions:
Net investment income	—		—		(0.01)		(0.06)		—		—
Net realized gains	—		—		(0.00	)(11)	(0.79)		—		—
Total Dividends and Distributions	—		—		(0.01)		(0.85)		—		—

Net Asset Value, End of Period	$10.14		$9.66		$7.84		$12.47		$12.10		$11.52

Total Return	4.97%		23.34%		(37.03%)		10.35%		5.03	%(6)	(7.84	%)(6)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$1,740		$4,081		$4,932		$29,149		$5,412		$5,676

Ratio of expenses including dividends on
short positions and interest expense to
average net assets:	4.30	%(5)(10)	4.82	%(5)(10)	6.13	%(5)(10)	5.97	%(5)(10)	5.09	%(5)(7)	5.07	%(5)(7)

Ratio of expenses excluding dividends on
short positions and interest expense to
average net assets:	3.84	%(5)	3.99	%(5)	3.99	%(5)	3.99	%(5)	3.99	%(5)(7)	3.99	%(5)(7)

Ratio of net investment income (loss) including
dividends on short positions and interest
expense to average net assets:	(0.99%)		(1.21%)		(2.09%)		0.30%		(1.36	%)(7)	(0.54	%)(7)(8)

Ratio of dividends on short positions
and interest expense to average net assets:	0.46	%(10)	0.83	%(10)	2.14	%(10)	1.98	%(10)	1.10	%(7)	1.08	%(7)

Portfolio turnover rate	3%		82%		11%		0%		1%		0%
_______________
(1)	Commencement of operations.
(2)	The Fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
(3)	Information presented relates to a share of capital stock outstanding for the entire period.
(4)
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007 and the periods ended December 31, 2006 and July 31, 2006 was ($0.10), ($0.08), ($0.07), $0.21, ($0.01) and $0.05, respectively.

(5)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.85% for the annual operating expenses, plus interest and dividends on short sales.  For all other years the indirect annualized expense ratio was 3.00%.

(6)	Not Annualized.
(7)	Annualized.
(8)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
(9)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(10)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(11)	Amount is less than $0.005 per share.

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FORTY-ONE

	Class C
HATTERAS BETA HEDGED STRATEGIES FUND	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period Ended August 1, 2006(1) through December 31, 2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$9.46		$7.73		$12.39		$12.06		$11.52

Gain (Loss) from Investment Operations:

Net investment income (loss)(3)(7)	(0.16)		(0.16)		(0.30)		(0.06)		(0.34)
Net realized and unrealized gain
(loss) on investments	0.55		1.89		(4.35)		1.18		0.88
Total Gain (Loss) from Investment Operations	0.39		1.73		(4.65)		1.12		0.54

Less Dividends and Distributions:
Net investment income	—		—		(0.01)		(0.03)		—
Net realized gains	—		—		(0.00	)(9)	(0.76)		—
Total Dividends and Distributions	—		—		(0.01)		(0.79)		—
Net Asset Value, End of Period	$9.85		$9.46		$7.73		$12.39		$12.06

Total Return	4.12%		22.54%		(37.54%)		9.68%		4.69	%(5)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$401		$754		$1,047		$1,262		$41

Ratio of expenses including dividends on
short positions and interest expense to
average net assets:	5.05	%(4)(8)	5.57	%(4)(8)	6.88	%(4)(8)	6.72	%(4)(8)	5.84	%(4)(6)

Ratio of expenses excluding dividends on
short positions and interest expense to
average net assets:	4.59	%(4)	4.74	%(4)	4.74	%(4)	4.74	%(4)	4.74	%(4)(6)

Ratio of net investment income including
dividends on short positions and interest
expense to average net assets:	(1.74%)		(1.96%)		(2.84%)		(0.45%)		(6.91	%)(6)

Ratio of interest expense and dividends on
short positions to average net assets:	0.46	%(8)	0.83	%(8)	2.14	%(8)	1.98	%(8)	1.10	%(6)

Portfolio turnover rate	3%		82%		11%		0%		1%
_______________
(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007, and the period ended December 31, 2006 was ($0.16), ($0.15), ($0.14), $0.11 and ($0.28), respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.85% for the annual operating expenses, plus interest and dividends on short sales.  For all other years the indirect annualized expense ratio was 3.00%.

(5)	Not Annualized.
(6)	Annualized.
(7)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(8)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
(9)	Amount is less than $0.005 per share.

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FORTY-TWO

NOTICE OF PRIVACY POLICY & PRACTICES

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•           Social Security number
•           account balances
•           account transactions
•           transaction history
•           wire transfer instructions
•           checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

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PN-1

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

▪      open an account
▪      provide account information
▪      give us your contact information
▪      make a wire transfer
▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC,  registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, and Hatteras Alternative Mutual Funds Trust.

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PN-2

HATTERAS BETA HEDGED STRATEGIES FUND

Advisor	Hatteras Alternative Mutual Funds, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Distributor	Hatteras Capital Distributors, LLC 8540 Colonnade Center Dr, Suite 401, Raleigh, NC 27615
Sub-distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540
Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

For investors who want more information about the Fund, the following documents are available free upon request:

Statement of Additional Information (“SAI”): Additional information about the Fund is included in the SAI.  The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus).  The SAI provides more details about the Fund ’ s policies and management.  The SAI is available free of charge on the Fund ’ s website at http://www.hatterasmutualfunds.com.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-annual reports to shareholders.  The Fund’s Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  These reports are available free of charge on the Fund’s website at http://www.hatterasmutualfunds.com.

To obtain free copies of these documents or other information about the Fund, or to make shareholder inquires about the Fund, please call 1-877-569-2382. You may also write to:

Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and obtain copies of Fund information at the SEC’s Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File No: 811-21079

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[Hatteras Hedged Strategies Fund Logo]

HATTERAS HEDGED STRATEGIES FUND
Ticker Symbol: Institutional Class (HHSIX)

INVESTMENT ADVISOR Hatteras Alternative Mutual Funds, LLC The Asset Allocator’s Solution For Alternative Investments SM
Prospectus
April 30, 2011

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

www.hatterasmutualfunds.com
1•877•569•2382

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SUMMARY SECTION

Investment Objective
The Hatteras Hedged Strategies Fund (the “Fund”) seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses (includes Interest Expense and Dividends on Short Positions of Underlying Investments)(1)	0.88%
Acquired Fund Fees and Expenses	2.00%
Total Annual Fund Operating Expenses	3.13%
(1)	Other Expenses are estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$316	$966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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TWO

Principal Investment Strategies
As a mutual fund of funds, the Fund pursues its investment objective by investing primarily in other affiliated mutual funds (“Underlying Funds”) as well as other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, the “Underlying Investments”).  The Fund invests its assets with a weighting in one or more of the Underlying Investments consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500® Index, while maintaining a high correlation to the HFRI Fund of Funds Composite Index.

The Fund is classified as non-diversified.  A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time.  However, through its investments in multiple Underlying Investments, the Fund is expected to indirectly own a diversified portfolio.  The Fund’s strategy to achieve its objective is to primarily invest, indirectly through its investment one or more of the Underlying Investments, its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Fund’s assets will be invested in one of more of the Underlying Investments and not directly in equity, debt or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options.  The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.  Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

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THREE

Hatteras Alternative Mutual Funds, LLC (the “Advisor”) seeks to utilize multiple Underlying Investments, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Fund will be invested in multiple Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  Brief descriptions of the major absolute return strategies to be employed by the Underlying Investments are included in the list below.

•	Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

•
Market Neutral Equity - This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market and attempts to achieve capital appreciation.

•
Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

•	Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

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FOUR

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Investments’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the Underlying Investments may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Investment desires.

•
Shares of Other Investment Companies Risks : The Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the   Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the   Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

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FIVE

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

•
Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.

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SIX

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Illiquid Securities Risk :   Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

•
Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Fund.

Portfolio Managers:  The Fund is managed by the following co-portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	Since Inception	Director of Public Investments
Robert Murphy, CFA, FRM, CAIA	Since Inception	Director of Risk Management

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Hatteras Hedged Strategies Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382 or by wire.  The Fund requires a minimum investment of $150 million, and is generally available for purchase only by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as registered investment advisors with at least $150 million of client assets to invest in the Fund.  There are no minimum subsequent investment requirements.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an individual retirement account (“IRA”).    Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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EIGHT

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RELATED RISKS

This Prospectus contains information you should know before investing.  Please read it carefully and keep it with your investment records.

Investment Advisor
Hatteras Alternative Mutual Funds, LLC

Investment Sub-Advisors to Underlying Funds
Alpha Equity Management, LLC	Nicholas Investment Partners, L.P.
Battenkill Capital Management, Inc.	OMT Capital Management, LLC
Chartwell Investment Partners	Phineus Partners L.P.
Concise Capital Management, LP	Raven Rock Capital, LLC
FrontFour Capital Group, LLC	Smith Breeden Associates, Inc.
GAMCO Asset Management, Inc.	Sunnymeath Asset Management, Inc.
Inflection Partners, LLC	Tamarack Capital Management, LLC
ISF Management LLC	Tiburon Capital Management, LLC
KDC Investment Management, LP	TWIN Capital Management, Inc.

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Advisor, subject to approval by the Trust’s Board of Trustees, to change sub-advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Objectives
The Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the HFRI Fund of Funds Composite Index.  The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide shareholders with 60 days’ notice before changing its investment objective.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

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Principal Investment Strategies and Policies
To achieve its investment objective, the Fund, under normal market conditions, will primarily invest its total assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage-trading strategies in a variety of publicly traded securities.  The securities held by the Fund may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Underlying Investments that employ a variety of investment techniques and strategies. By allocating its assets among a number of Underlying Investments, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector-related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

As a fund of funds, the Fund seeks to achieve its investment objective by investing in other affiliated mutual funds and non-affiliated investment companies, the Underlying Investments.  The Fund is classified as non-diversified and, therefore, is not required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategies to be employed include:

•	Long/Short Equity

•	Market Neutral Equity

•	Relative Value

•	Event Driven

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The Underlying Funds
The Advisor selects Sub-Advisors for the Underlying Funds (the affiliated mutual funds in which the Fund invests) and allocates the assets of the Fund among its respective Sub-Advisors.  The Advisor reviews a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor conducts interviews with each Sub-Advisor’s key personnel, with third party references and industry sources.

Under normal circumstances the Advisor generally expects to allocate the assets of the Fund among various Underlying Funds at any given time.  The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies of the Underlying Funds
Hatteras Alternative Mutual Funds, LLC is Advisor to the Fund, as well as to the Underlying Funds.  The following Underlying Funds may be utilized by the Fund:

Long/Short Equity Underlying Fund
This Underlying Fund’s strategy employs long and short trading in common stock, and preferred stock of U.S. and foreign issuers.  This strategy attempts to achieve capital appreciation.

Market Neutral Equity Underlying Fund
This Underlying Fund’s strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market.  This strategy attempts to achieve capital appreciation.

Relative Value Underlying Fund
This Underlying Fund’s strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

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ELEVEN

Event Driven Underlying Fund
This Underlying Fund’s strategy is designed to invest in securities whose prices are or will be impacted by a corporate event.  This strategy attempts to achieve capital appreciation.

Other Investment Strategies
The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

Additional Investment Risks
In addition to the Principal Risks of the Fund listed above in the Summary Section, investing in the Fund may involve the following additional risks:

•
Securities Lending Risks: The Underlying Investments may lend securities from the portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Underlying Investments could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

•
Warrants Risks: The Underlying Investments may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

•
Reverse Repurchase Agreement Risks: The Underlying Investments may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and each Underlying Investment’s simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Underlying Investments. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Underlying Investments.

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TWELVE

•
Borrowing Risks: Because the Fund and the Underlying Investments may borrow money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging,” the Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital. The Fund’s borrowing activities will exaggerate any increase or decrease in the net asset value (“NAV”) per share of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

•
High Portfolio Turnover Rate Risk: The Underlying Investments’ and the Fund’s investment strategies may result in high turnover rates.  In addition, the Underlying Investments’ and the Fund’s portfolio turnover rates may increase in response to meeting liquidity needs or increased market volatility, or both.  A high portfolio turnover rate may increase the Underlying Investments’ and respectively, the Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that the Underlying Investments and the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Underlying Investments and respectively, the Fund could be negatively impacted by the increased expenses incurred by the Underlying Investments and respectively, the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

•
Initial Public Offerings Risks: The Underlying Investments may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Underlying Investments to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

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THIRTEEN

•
Restricted Securities Risks: The Underlying Investments may invest without limit in securities that are subject to restrictions on resale, such as Rule 144A securities.  Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Underlying Investments under Rule 144A under the Securities Act of 1933, as amended.  Under the supervision of its Board of Trustees, the Underlying Investments will determine whether securities purchased under Rule 144A are illiquid.  The Underlying Investments are restricted to investing no more than 15% of their total assets in securities that are illiquid; that is, not readily marketable.  If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of each Underlying Investment’s assets invested in illiquid securities would increase.

•
Real Estate Investment Trust Risks:  Investments in Real Estate Investment Trusts (“REIT(s)”) by an Underlying Investment will subject it to various risks. REIT share prices are likely to decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties.  In addition, returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  Furthermore, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which an Underlying Investment invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Underlying Investment were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Underlying Investment’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

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FOURTEEN

•
Healthcare/Biotechnology Sector Risks:  Companies within the healthcare and biotechnology industries invest heavily in research and development which may not necessarily lead to commercially successful products or may lead to products that become obsolete quickly.  The healthcare and biotechnology sector is also subject to increased governmental regulation which may delay or inhibit the release of new products.  Many healthcare and biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences.  Healthcare and biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Healthcare and biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.  As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of healthcare and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

The Advisor continuously monitors the investment positions owned by the Fund to ensure compliance with the Fund’s investment objective and the investment restrictions detailed in its Prospectus and the Fund’s Statement of Additional Information (“SAI”).  The Advisor generally expects the Fund’s assets to be invested across various industries.

FUND OF FUNDS STRUCTURE

The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more Underlying Investments.  Each Underlying Investment invests its assets pursuant to a different investment objective and a different investment style.  The Advisor may select from Underlying Investments based upon changing markets and risk/return characteristics.  In addition to its own expenses, the Fund bears a pro rata portion of the expenses of the Underlying Investments in which it invests.  The expenses in the Underlying Investments will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of an Underlying Investment’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.  The operating expenses of the Underlying Funds, as well as the Fund, are contractually capped.  The Fund’s investment in non-affiliated investment companies will not necessarily be capped.  As a result of the affiliated structure under which the Fund operates and the capping of operating expenses of the Fund and the Underlying Funds in which the Fund primarily invests, the risk of layering fees inherent in a traditional fund of funds structure does not apply.

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FIFTEEN

MASTER/FEEDER FUND STRUCTURE

As a mutual fund of funds, the Fund pursues its investment objective by investing primarily in other affiliated and non-affiliated mutual funds.  In lieu of investing directly in Underlying Investments, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as such Fund. This Master investment company would then allocate its assets among one or more of the Underlying Funds.  The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thus achieving certain economies of scale. The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest.  The Fund is not currently operating in this structure.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A list of the Fund’s underlying portfolio holdings as of each calendar quarter-end is available on the Fund’s website at www.hatterasmutualfunds.com within 60 days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  The Annual and Semi-Annual Reports are available by contacting Hatteras Alternative Mutual Funds Trust c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701 or calling 1-877-569-2382.

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SIXTEEN

INVESTMENT ADVISOR

Hatteras Alternative Mutual Funds, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615, is registered as an investment advisor with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trust’s Board of Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.

Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Fund’s business affairs.  The Advisor invests the assets of the Fund, either directly or by using Sub-Advisors, according to the Fund’s investment objective, policies and restrictions.  Development of the Fund’s portfolio investment strategies and allocations to Sub-Advisors is done on a team management basis.  The Advisor furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Fund.

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”), the Fund pays the Advisor an annual management fee of 0.25% of its average daily net assets. Additionally, each Underlying Fund pays a management fee of 1.75% of such Underlying Fund’s average daily net assets to the Advisor, pursuant to the Underlying Funds Trust’s investment advisory agreement with the Advisor.  The fees the Underlying Funds pay the Advisor are higher than fees typically paid by other mutual funds.  This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies.  A discussion of the factors that the Board of Trustees considered in approving the Fund’s Advisory Agreement will be available in the Semi-Annual Report dated June 30, 2011.

The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Underlying Funds to provide virtually all day-to-day services to the Underlying Funds.  Each Underlying Fund pays the Advisor an annual operating services fee 0.25% of the Underlying Fund’s average daily net assets.  The combined effect of the Underlying Funds’ management fee and Services Agreement is a total annual operating expense of 2.00% for the Underlying Funds.  Because the Fund invests in the Underlying Funds, these acquired fund fees and expenses, combined with the Fund’s management fee, result in a cap or ceiling on the Fund’s ordinary annual operating expenses at 2.25% of the Fund’s average daily net assets, excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses.

SEVENTEEN

Additionally, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Fund.  The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

INVESTMENT SUB-ADVISORS

The Advisor is responsible for selecting the Sub-Advisors to manage the Underlying Funds.  The Sub-Advisors will be engaged to manage the investments of the Underlying Funds in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees.  Each Sub-Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of securities in the portion of each Underlying Fund’s investment portfolio under its management.

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order that permits the Advisor, subject to certain conditions and approval by the Board of Trustees but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of retaining a new Sub-Advisor, shareholders will receive notification of the change.

Each of the Sub-Advisors listed below rely upon respective advisory groups for the day-to-day management of the portion of each Underlying Fund’s portfolio that they manage.  The Advisor will pay the Sub-Advisors monthly an annual fee based upon the net assets of each Underlying Fund allocated to that Sub-Advisor from the 1.75% management fee paid to the Advisor pursuant to the Underlying Funds Trust Advisory Agreement.  The Fund is not responsible for the payment of this Sub-Advisory fee.

EIGHTEEN

Alpha Equity Management, LLC
The Advisor has entered into a sub-advisory agreement with Alpha Equity Management, LLC, to manage a portion of the Market Neutral Equity portfolio.  Alpha Equity Management is located at 90 State House Square, Suite 1100, Hartford, CT 06103 and is a registered investment advisor.  Alpha Equity Management provides investment advice and portfolio management services to individually managed accounts for high net worth individuals and to other pooled investment vehicles.

Battenkill Capital Management, Inc.
The Advisor has entered into a sub-advisory agreement with Battenkill Capital Management, Inc. (“Battenkill”), to manage a portion of the Market Neutral Equity portfolio.  Battenkill is located at 34 South Main Street, Allentown, NJ 08501, and is a registered investment advisor.  Battenkill provides investment advice and portfolio management services to individually managed accounts for high net worth individuals and to other pooled investment vehicles.

Chartwell Investment Partners
The Advisor has entered into a sub-advisory agreement with Chartwell Investment Partners (“Chartwell”) to manage a portion of the Long/Short Equity portfolio.  Chartwell is located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, and is a registered investment adviser.  Chartwell provides portfolio management services to individually managed accounts for individuals, including high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities and state and municipal governments.

Concise Capital Management, LP
The Advisor has entered into a sub-advisory agreement with Concise Capital Management, LP (“Concise”), to manage a portion of the Relative Value portfolio. Concise is located at 75 Valencia Avenue, Suite 711, Coral Gables, FL 33134, and is a registered investment advisor. Concise provides investment advice and portfolio management services to high net worth individuals, investment companies, and other pooled investment vehicles.

FrontFour Capital Group, LLC
The Advisor has entered into a sub-advisory agreement with FrontFour Capital Group, LLC (“FrontFour”), to manage a portion of the Event Driven portfolio. FrontFour is located at Two Stamford Landing, 68 Southfield Avenue, Suite 290, Stamford, CT 06902, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.

NINETEEN

GAMCO Asset Management, Inc.
The Advisor has entered into a sub-advisory agreement with GAMCO Asset Management, Inc. (“GAMCO”), to manage a portion of the Event Driven portfolio.  GAMCO is located at One Corporate Center, Rye, NY 10580, and is a registered investment advisor. GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.

Inflection Partners, LLC
The Advisor has entered into a sub-advisory agreement with Inflection Partners, LLC (“Inflection”) to manage a portion of the Market Neutral Equity portfolio.  Inflection is located at 300 Drake’s Landing Road, Suite 230, Greenbrae, CA 94904, and is a registered investment adviser.  Inflection provides portfolio management services to investment companies and other pooled investment vehicles.

ISF Management LLC
The Advisor has entered into a sub-advisory agreement with ISF Management LLC (“ISF”) to manage a portion of the Long/Short Equity portfolio.  ISF is located at 767 Third Avenue, 6th Floor, New York, NY 10017, and is a registered investment advisor.  ISF provides portfolio management services to investment companies and other pooled investment vehicles.

KDC Investment Management, LP
The Advisor has entered into a sub-advisory agreement with KDC Investment Management, LP (“KDC”), to manage a portion of the Event Driven portfolio. KDC is located at 900 Third Avenue, Suite 1000, New York, NY 10022, and is a registered investment advisor. KDC provides investment advice and portfolio management services to investment companies, other pooled investment vehicles, and institutional managed accounts.

Nicholas Investment Partners, L.P.
The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”), to manage a portion of the Relative Value portfolio. Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.

TWENTY

OMT Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with OMT Capital Management, LLC (“OMT”), to manage a portion of the Long/Short Equity portfolio.  OMT is located at One Montgomery Street, Suite 3300, San Francisco, CA 94104, and is a registered investment advisor.  OMT provides investment advice and portfolio management services to pension and profit sharing plans, pooled investment vehicles, businesses and corporations and separately managed accounts.

Phineus Partners L.P.
The Advisor has entered into a sub-advisory agreement with Phineus Partners L.P. (“Phineus”), to manage a portion of the Long/Short Equity portfolio.  Phineus is located at 251 Post Street, Suite 500, San Francisco, CA 94103, and is a registered investment advisor.  Phineus provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

Raven Rock Capital, LLC
The Advisor has entered into a sub-advisory agreement with Raven Rock Capital, LLC (“Raven Rock”) to manage a portion of the Relative Value portfolio.  Raven Rock is located at 55 Vilcom Center, Suite 240, Chapel Hill, NC 27514, and is a registered investment adviser.  Raven Rock provides portfolio management services to investment companies and other pooled investment vehicles.

Smith Breeden Associates, Inc.
The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”), to manage a portion of the Relative Value portfolio.  Smith Breeden is located at 280 South Mangum Street, Suite 301, Durham, NC 27701, and is a registered investment advisor. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities foundations and insurance funds.

Sunnymeath Asset Management, Inc.
The Advisor has entered into a sub-advisory agreement with Sunnymeath Asset Management, Inc. (“Sunnymeath”), to manage a portion of the Long/Short Equity portfolio. Sunnymeath is located at 151 Bodman Place, Suite 100, Red Bank, NJ 07701, and is a registered investment advisor. Sunnymeath provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans, other pooled investment vehicles and charitable organizations.

TWENTY-ONE

Tamarack Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tamarack Capital Management, LLC (“Tamarack”) to manage a portion of the Long/Short Equity portfolio.  Tamarack is located at 2333 State Street, Suite 102, Carlsbad, CA 92008, and is a registered investment adviser.  Tamarack provides portfolio management services to investment companies and other pooled investment vehicles.

Tiburon Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tiburon Capital Management, LLC (“Tiburon”), to manage a portion of the Event Driven portfolio.  Tiburon is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  Tiburon provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

TWIN Capital Management, Inc.
The Advisor has entered into a sub-advisory agreement with TWIN Capital Management, Inc. (“TWIN Capital”), to manage a portion of the Market Neutral Equity portfolio. TWIN Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment advisor. TWIN Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments.

PORTFOLIO MANAGERS

Mr. Michael P. Hennen, CFA serves as a voting member of the Investment Committee for the Fund and is responsible for the oversight of the investment process and sub-advisor due diligence and selection.  Prior to joining the Advisor in April 2009, Mr. Hennen was a Vice President at Morgan Stanley in the Graystone Research Group, an alternative investments advisory group within Morgan Stanley, where he was on the Investment Committee and led the sourcing, evaluation, execution, and monitoring of alternative investments across a variety of strategies.  Before joining Morgan Stanley in 2000, Mr. Hennen was an Analyst at Morningstar in Chicago.  Mr. Hennen received his Bachelor of Business Administration degree in Finance from Western Michigan University.  Mr. Hennen has also earned his designation as a Chartered Financial Analyst (CFA).

Mr. Robert J. Murphy, CFA, FRM, CAIASM serves as a voting member of the Investment Committee for the Fund and is responsible for the development of internal risk management.  Mr. Murphy was previously with Ivy Asset Management Corp. LLC (“Ivy”), a division of BNY Mellon Asset Management, where he served as a Managing Director in the Investments and Investment Products and Strategy groups.  At Ivy, Mr. Murphy was responsible for investment research and assisted with product development and portfolio management.  Prior to joining Ivy in 2008, Murphy was a Partner and Director of Risk Management at Meridian Capital Partners, where he worked in various senior capacities since 2001.  Previously, Murphy held senior fixed income investment banking positions with A.G. Edwards, Cowen & Company, Donaldson, Lufkin & Jenrette, and Bear Stearns & Co., Inc.  Mr. Murphy received Bachelor of Arts and Masters in Business Administration degrees from the State University of New York at Albany.  He earned his designation as a Chartered Financial Analyst (CFA) and has also earned designations as a Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

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The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund will be determined at the close (generally 4:00 p.m., Eastern time) of the New York Stock Exchange (“NYSE”) on each day it is open for business and will be computed by determining the aggregate market value of all assets, based on the NAV per share of each of the Underlying Investments, of the Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The determination of NAV per share for a particular day is applicable to all account applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.  If events occur during the course of a day on which the Fund determines its NAV per share which, in the Advisor’s opinion, materially affect the value of one or more portfolio securities of an Underlying Fund, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees.  Examples of such events include, but are not limited to, securities which are not traded on a national stock exchange, and therefore closing prices are not available; securities not quoted by an independent pricing service; or securities for which current quotations are not available from other independent sources.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

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Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

Fair value determinations may be required for the following securities: (1) securities for which market quotations are insufficient or not readily available at the valuation time on a particular business day; (2) securities for which, in the judgment of the Advisor or Sub-Advisor(s), the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor(s) to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; and (3) securities determined to be illiquid in accordance with the Fund’s liquidity procedures.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the NAV per share, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

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HOW TO PURCHASE SHARES

Certain individuals may purchase shares of the Fund at NAV per share by sending a completed account application to one of the following addresses:

Regular Mail	Express/Overnight Mail
Hatteras Hedged Strategies Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hatteras Hedged Strategies Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the United States Postal Service or any other independent delivery service to be their agent.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Minimum and Additional Investment Amounts
The Fund requires a minimum investment of $150 million, and is generally available for purchase only by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as registered investment advisors with at least $150 million of client assets to invest in the Fund.  Shares of the Fund are offered on a continuous basis.  The Fund, however, reserves the right, in its sole discretion, to reject any account application to purchase shares.  After you open an account, you may purchase additional shares by sending a check together with the remittance stub from your most recent confirmation statement or a note stating the name(s) on the account and the account number, to the above address.

Make all checks payable to “Hatteras Hedged Strategies Fund.”  All purchases by check must be in U.S. dollars drawn on a U.S. financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund does not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  If your payment is not received, your check does not clear or your electronic funds transfer via ACH is rejected, your purchase will be canceled.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.  In addition to any loss sustained by the Fund, a $25.00 charge may be imposed if your check does not clear.  Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Shares are held in street name for the owners.  The Fund reserves the right to reject any purchase in whole or in part.

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The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Fund your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

When Order is Processed
All shares will be purchased at the NAV per share next determined after the Fund receives your account application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	the name of the Fund;
•	the dollar amount of shares to be purchased;
•	a completed account application or investment stub; and
•	check payable to Hatteras Hedged Strategies Fund.

Purchase through Brokers
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers or agents may set their own initial and subsequent investment minimums. Investors may be charged a fee if they effect transactions through a broker or agent.  The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized broker or the broker’s authorized designee.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Brokers are responsible for placing orders promptly with the Fund and for forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

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Telephone Purchase
Investors may purchase additional shares of the Fund by calling 1-877-569-2382.  If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have banking information established on your account prior to making a purchase.  Each order must be in the amount of $100,000 or more.  Your shares will be purchased at the NAV per share calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m. , Eastern time.

Purchase by Wire
To open an account or to make additional investments by wire, first call 1-877-569-2382 to notify the Fund of the incoming wire using the wiring instructions below:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit (fund name),
  (your name or the title on the account)
   (your account #)

Initial Investment – By wire
If you are making an initial investment in the Fund, before you wire funds, the Fund’s transfer agent must have a completed account application, which is included with this Prospectus.  Please contact the Fund’s transfer agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery, or facsimile.  Upon receipt of your completed account application, the transfer agent will establish an account for you and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.  Wired funds must be received prior to 4:00 p.m. , Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

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For Subsequent Investments – By wire
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the transfer agent at 1-877-569-2382.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Fund’s transfer agent.  Your bank may charge you a fee for sending a wire payment to the Fund.  Wired funds must be received prior to 4:00 p.m. , Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:  (fund name)
(your name/title on the account)
(account #)

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-569-2382 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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Retirement Plans
You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-569-2382 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the NYSE is open for business either directly to the Fund or through your investment representative.

Written Redemption Requests
You may redeem your shares by simply sending a written request to the Fund’s transfer agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You should send your redemption request to:

Regular Mail	Express/Overnight Mail
Hatteras Hedged Strategies Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hatteras Hedged Strategies Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note
The Fund does not consider the United States Postal Service or any other independent delivery service to be their agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Redeeming by Telephone
If you complete the telephone redemption option on your account application, you may redeem shares having a value of up to $100,000 by telephone.  The proceeds will be sent on the business day following the redemption, but no later than the seventh business day after receipt.  The proceeds can be mailed to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Fund’s transfer agent’s records.  There is a $15 charge for each wire.  There is no charge to have proceeds sent by electronic funds transfer and credit will be available in two to three business days.  To redeem by telephone, call 1-877-569-2382.  IRA accounts are not redeemable by telephone.

If you decline the option, but wish to add it at a later time, a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source will be required.

TWENTY-NINE

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Wire Redemptions
If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer, but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent
Once the Fund receives your redemption request in “good order” as described below, your redemption will be processed at the next determined NAV per share following receipt of your redemption request.  Proceeds will typically be sent on the next business day, but not later than the seventh day after redemption.  If you purchase shares using a check, and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order
Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

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•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	The request should include a signature guarantee, if applicable (see section titled, “When You Need Signature Guarantees” below).

When You Need Signature Guarantees
The Fund’s transfer agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers.

A signature guarantee is required to redeem shares in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request was received by the transfer agent within the last 30 days; and/or
•	for redemptions over $100,000.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee or signature validation stamp in other instances based on the circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantee.

Retirement Plans
If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to 10% back up withholding tax.

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Redeeming through Broker
If shares of the Fund are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Low Balances
If at any time your account balance falls below the Fund’s investment minimum, the Fund may notify you that, unless the account is brought up above the investment minimum, your account could be closed.  This will not apply to any account balances that drop below the investment minimum due to a decline in NAV per share.  The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Fund will not charge any redemption fee on involuntary redemptions.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Fund is intended for long-term investors.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve the Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Fund’s transaction costs to the detriment of the remaining shareholders.

For these reasons, the Fund uses a variety of techniques to monitor for and detect abusive trading practices. The Fund does not accommodate “market timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance.  The Board of Trustees has developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, monitoring trading practices, using fair value pricing, as determined by the Fund’s Board of Trustees, when the Advisor determines current market prices are not readily available.  These techniques may change from time to time as determined by the Fund in its sole discretion.

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Trading Practices
Currently, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive.  The Fund may deem the sale of all or a substantial portion of a shareholder’s purchase of Fund shares to be abusive. In addition, the Fund reserves the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the NYSE, the time the Fund’s NAV per share is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV per share. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor does not represent fair value. The Fund may also fair value a security if the Fund or the Advisor believes that the market price is stale. Other types of securities that the Fund may hold for which fair pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

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TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income and net capital gain in December.  Distributions will be reinvested in shares of the Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or, under current law, qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check into your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income or, under current law, qualified dividend income, depending on the source of such income to the Fund and any holding period requirements.  A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  Certain dividends or distributions declared in October, November or December as of a record date in such a month will be taxed to shareholders as if received in December, if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income tax with respect to an investment in a regulated investment company, if they have not funded such investment with borrowed funds.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

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On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund will reject any account application that does not include a certified social security or taxpayer identification number.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST ON FUND BORROWING

The Fund, through its investment in affiliated Underlying Investments, uses modest leverage and short-selling techniques in pursuing its strategies.  Total Annual Fund Operating Expenses includes expenses paid by the Fund to vendors and its pro-rata share of such expenses paid by the Underlying Investments; also included are dividends paid out on short positions, and interest on borrowing for leverage purposes.  However, Total Annual Fund Operating Expenses excludes brokerage commissions.  Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales.  The actual impact of these expenses and income on the Fund may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition and executive decisions.  Total Annual Fund Operating Expenses for the Fund, which includes the Fund’s expenses and its pro-rata share of expenses paid by the Underlying Investments (which includes an Advisory fee of 1.75% and an Operating Services fee of 0.25% for the Underlying Funds as well as acquired fund fees and expenses associated with the Fund’s investment in non-affiliated investment companies) and excludes these short dividends expense and income items, are capped contractually at the rates described above in the “Annual Fund Operating Expenses” section and the “Investment Advisor” section..

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FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

Table of Contents - Institutional Class Prospectus
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NOTICE OF PRIVACY POLICY & PRACTICES

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•Social Security number
•account balances
•account transactions
•transaction history
•wire transfer instructions
•checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

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What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

▪      open an account
▪      provide account information
▪      give us your contact information
▪      make a wire transfer
▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC,  registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, and Hatteras Alternative Mutual Funds Trust.

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HATTERAS HEDGED STRATEGIES FUND

Advisor	Hatteras Alternative Mutual Funds, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Distributor	Hatteras Capital Distributors, LLC 8540 Colonnade Center Dr, Suite 401, Raleigh, NC 27615
Sub-distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

For investors who want more information about the Fund, the following documents are available free upon request:

Statement of Additional Information (“SAI”): Additional information about the Fund is included in the SAI.  The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus).  The SAI provides more details about the Fund’s policies and management.  The SAI is available free of charge on the Fund’s website at http://www.hatterasmutualfunds.com.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-annual reports to shareholders.  The Fund’s Annual Report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  These reports will be available free of charge on the Fund’s website at http://www.hatterasmutualfunds.com.

To obtain free copies of these documents or other information about the Fund, or to make shareholder inquires about the Fund, please call 1-877-569-2382. You may also write to:

Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and obtain copies of Fund information at the SEC’s Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File No: 811-21079

Table of Contents - Institutional Class Prospectus

HATTERAS ALPHA HEDGED STRATEGIES FUND
No Load (ALPHX)
Class A (APHAX)
Class C (APHCX)
HATTERAS BETA HEDGED STRATEGIES FUND
No Load (BETAX)
Class C (BETCX)
HATTERAS LONG / SHORT EQUITY FUND
Class A (HLSAX)
Institutional Class ( HLSIX )
HATTERAS LONG / SHORT DEBT FUND
Class A (HFIAX)
Institutional Class (HFINX )
HATTERAS HEDGED STRATEGIES FUND
Institutional Class (HHSIX)

Each a series of Hatteras Alternative Mutual Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2011

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses of Hatteras Alpha Hedged Strategies Fund, Hatteras Beta Hedged Strategies Fund, Hatteras Long / Short Equity Fund, Hatteras Long / Short Debt Fund and Hatteras Hedged Strategies Fund (each a “Fund”, collectively, the “Funds”) dated April 30, 2011, each offering one or more of the following share classes: No Load, Class A, Class C and Institutional Class shares (the “Prospectuses”), copies of which may be obtained without charge by contacting the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-877-569-2882.

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THE TRUST

Hatteras Alternative Mutual Funds Trust (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on April 12, 2002.  The Trust currently offers five series of shares to investors, Hatteras Alpha Hedged Strategies Fund (“Alpha Fund”), Hatteras Beta Hedged Strategies Fund (“Beta Fund”), Hatteras Long / Short Equity Fund (“Long/Short Equity Fund”), Hatteras Long / Short Debt Fund (“Long/Short Debt Fund”) and Hatteras Hedged Strategies Fund (“Hedged Strategies Fund”).  Each Fund is classified as a non-diversified series of the Trust and has its own investment objective and policies. The Funds are set up in a fund-of-funds structure whereby each Fund invests in one or more affiliated portfolios and some Funds may also invest in non-affiliated investment companies.  The Trust may start another series and offer shares of a new fund under the Trust at any time.

The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share (the “Shares”).  Shares of the Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Board of Trustees shall promptly call and give notice of a meeting of shareholders for proposals when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Shareholders may purchase shares of the Funds through separate classes.  Alpha Fund offers its shares in three classes:  No Load, Class A and Class C shares.  In April 2006, the Alpha Fund redesignated its existing shares as No Load shares and introduced Class C shares.  The Class C shares commenced operations on August 1, 2006. The Class A shares commenced operations on May 2, 2011.  Beta Fund offers its shares in two classes:  No Load shares and Class C shares.  In April 2006, the Beta Fund redesignated its existing shares as No Load shares and introduced Class C shares.  The Class C shares commenced operations on August 1, 2006.  Long/Short Equity Fund and Long/Short Debt Fund offer their shares in two classes: Class A and Institutional Class shares.  Hedged Strategies Fund offers its shares in one class:  Institutional Class.  Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund each commenced operations on May 2, 2011.  The various classes provide for variations in distribution costs, voting rights and dividends.  To the extent permitted under the 1940 Act, the Funds may also provide for variations in other costs among the classes.  Except for differences among the classes pertaining to such costs, each share of a Fund represents an equal proportionate interest in the Fund.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund, and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of a Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of the Fund are in no way affected.  In case of any liquidation of a Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund.  Expenses attributable to a Fund are borne by the Fund.  Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees in such manner as it allocates such expenses on the basis of relative net assets or number of shareholders.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

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The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Fund of Funds Structure
Each Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more affiliated mutual funds (the “Underlying Funds”) and some Funds may also invest in non-affiliated investment companies (collectively the “Underlying Investments”). Each Underlying Investment invests its assets pursuant to a different investment objective and a different investment style.  Hatteras Alternative Mutual Funds, LLC (the “Advisor”) may select from the Underlying Investments based upon changing markets and risk/return characteristics.  In addition to its own expenses, a Fund bears a pro rata portion of the expenses of the Underlying Investments in which it invests.  The expenses in the Underlying Investments will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of the Underlying Investment’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure
In lieu of investing directly, each Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all or a portion of its investable assets in an investment company having substantially the same investment objective and policies as that Fund.  The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Funds.  In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Funds who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Funds’ current operational structure.  No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services would not be materially affected by its investment in another investment company (“Master Portfolio”) having substantially the same investment objective and polices as the Funds, except that the assets of the Funds may be managed as part of a larger pool of assets. If each Fund invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers.  The Funds would otherwise continue their normal operation.  The Board would retain the right to withdraw each Fund’s investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so; the Funds would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

The Board of Trustees has authorized this fundamental investment policy to facilitate a conversion to a Master/Feeder Fund Structure in the event that the Board of Trustees determines that such a conversion is in the best interest of the Funds’ shareholders.  If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure.  Further, the Prospectuses and Statement of Additional Information would be amended to reflect the implementation of the Funds’ conversion and its shareholders would be notified.  The Funds are not currently operating in this structure.

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INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Funds as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Funds.  As used in this SAI and in each Prospectus, the term “majority of the outstanding shares of the Fund” means the vote of whichever is less:

(1)	67% or more of a Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy; or

(2)	more than 50% of a Fund’s outstanding shares.

These fundamental investment restrictions provide that:

(1)	A Fund may not issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(2)	A Fund may not borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed).  Any such borrowings may be secured or unsecured.  Each Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(3)
A Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that a Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4)
A Fund may not concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.  For purposes of complying with this restriction, each Fund will look through to the securities of the Underlying Funds.

(5)
A Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent a Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

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(6)	A Fund will not lend any of its assets, except as permitted under the Securities Lending restrictions set forth in the Prospectus.

(7)
A Fund may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program.  Notwithstanding anything to the contrary herein, each Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and Statement of Additional Information.

(8)	A Fund may not purchase or sell commodities or commodity contracts.

Non-fundamental investment restrictions may be amended by a majority vote of the Trustees of the Funds without obtaining shareholder approval.  These non-fundamental investment restrictions provide that:

(1)
A Fund may not hold more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than 7 days after notice.

(2)
A Fund may not sell short securities having a total market value in excess of 100% of the value of the net assets of a Fund, and the value of the securities of any one issuer in which a Fund is short may not exceed the lesser of: (a) 10% of the value of a Fund’s net assets or (b) 10% of the securities of any class of any issuer.

(3)
A Fund may not (a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of a Fund; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

(4)	A Fund may not purchase securities of other investment companies, except in accordance with the 1940 Act.

If a particular percentage restriction on investment or utilization of assets as set forth above, is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation.  However, if at any time borrowings exceed 33 1/3% of total assets, a Fund must reduce its borrowings within three business days thereafter.  The Funds may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

INVESTMENT POLICIES

A more detailed discussion of some of the investment strategies and securities described in the Prospectuses (see “Investment Objective, Principal Investment Strategies, Policies and Related Risks”) appears below:

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Additional Information on Investment Strategies and Securities
Each Underlying Investment may invest in the following types of strategies and securities including those discussed in the Prospectuses:

Merger Arbitrage. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount from the expected value of such shares upon completion of the acquisition.  The size of the discount, or spread, and whether the potential reward justifies the potential risk are functions of numerous factors affecting the riskiness and timing of the acquisition.  Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to the Advisor to have a substantial probability of success.  The expected timing of each transaction is also extremely important since the length of time that a Fund’s capital must be committed to any given reorganization will affect the rate of return realized by such Fund, and delays can substantially reduce such returns.  See “Portfolio Turnover.”

Trading to seek short-term capital appreciation can be expected to cause a Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by a Fund and ultimately by its investors.  See “Allocation of Portfolio Brokerage” and “Portfolio Turnover.”  Certain investments of a Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with a Fund’s overall investment strategy, which may be considered speculative.

Over-the-Counter Transactions. As part of its portfolio strategy, the Funds may engage in transactions in options that are traded over-the-counter (“OTC transactions”).  OTC transactions differ from exchange-traded transactions in several respects.  OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Advisor and verified in appropriate cases.

As the OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience a loss.  An OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt.  Any such cancellation, if agreed to, may require a Fund to pay a premium to that dealer.  In those cases in which a Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the investment instrument expires or is exercised or different cover is substituted.  In such cases, a Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

It is each Fund’s intention to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Funds, although there is no assurance that a dealer will voluntarily agree to terminate the transaction.  There is also no assurance that a Fund will be able to liquidate an OTC transaction at any time prior to expiration.  OTC transactions for which there is no adequate secondary market will be considered illiquid.

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Equity Securities. Each Fund will invest in equity securities consistent with the Fund’s investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Please see “Preferred Stock” below.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Please see “Convertible Securities” below.

To the extent a Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Preferred Stock.  Each Fund may invest in preferred stocks.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer dissolve.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.  Each Fund may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Investment Company Securities. Each Fund may invest up to 100% of its assets in shares of affiliated investment companies. A Fund may also invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, each Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

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A Fund’s investment in other investment companies may consist of shares of Exchange-Traded Funds (“ETFs”).  ETFs are securities whose value tracks a well-known securities index or basket of securities.  A Fund’s investments in ETFs are subject to its limitations on investments in other investment companies.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Commercial Paper.  Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations.  A Fund will only invest in commercial paper rated A-1 by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor’s or Aa or better by Moody’s.  Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund’s policy with respect to illiquid investments unless, in the judgment of the Advisor, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s.  Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer’s parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.  These factors are all considered in determining whether the commercial paper is rated Prime-1.  Issuers of commercial paper rated A (highest quality) by Standard & Poor’s have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.  The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1.

Repurchase Agreements.  Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security.  A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security.  A Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.

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Warrants.  A Fund may invest a portion of its assets in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Initial Public Offerings.  A Fund may purchase shares in initial public offerings (IPOs).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Foreign Securities.  Subject to each Fund’s investment policies and quality standards, a Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts and listed on domestic securities exchange or traded in the United States on over-the-counter markets.

Because the Funds may invest in foreign securities, an investment in a Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers.  Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  There may be less governmental supervision of securities markets, brokers and issuers of securities.  Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.  Settlement practices may include delays and may differ from those customary in United States markets.  Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.  Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States.  These differences could negatively impact foreign securities in which a Fund invests.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

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The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Advisor deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligations.

Writing Covered Call Options.  A Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased.  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date).  A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period.

When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written.  Alternatively, a Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices.  In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund.  The principal reason for a Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

There is no assurance that a closing transaction can be effected at a favorable price.  During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Writing Covered Put Options. A Fund may write covered put options on equity securities to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased.  A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period.  The operation of put options in other respects is substantially identical to that of call options.

When writing put options on securities, a Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices.  In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

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Options Transactions.  A Fund may write both covered and uncovered options.  Option transactions in which a Fund may engage involve the specific risks described above as well as the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	imperfect or no correlation between the option and the securities being hedged;
•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.  The success of a Fund in using the option strategies described above depends, among other things, on the Advisor’s ability to predict the direction and volatility of price movements in the options and securities markets and the Advisor’s ability to select the proper time, type and duration of the options.

By writing call options, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.  A Fund may also seek to earn additional income through receipt of premiums by writing covered put options.  The risk involved in writing such options is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to a Fund at a higher price than its then current market value.

A Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities.  The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market.  In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid.  A Fund would realize a loss if the price of the security decreased or remained the same or did not increase during the period by more than the amount of the premium.  If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy.  A Fund’s ability to establish and close out options positions will be subject to the existence of a liquid secondary market.  Although a Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If an option purchased by a Fund expires unexercised, the Fund will lose the premium it paid.  In addition, a Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received.  When a Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

Credit Derivatives. A Fund may enter into credit default swaps, as a buyer or a seller.  The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation.  If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased.  However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default.  As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default.  If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.  Credit default swaps involve different risks than if a Fund invests in the underlying directly.

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Borrowing.  A Fund may borrow to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

A Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, forwards or swap transactions.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.

Illiquid Securities.  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).  Illiquid securities include securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  A Fund will not knowingly hold more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non negotiable fixed time deposits with maturates over seven days, over-the-counter options and certain restricted securities not determined by the Trustee to be liquid.

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Restricted Securities. A Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” a Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  A Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2)  Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Short Sales.  A Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments.  For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company’s common stock and/or other securities to be received may be sold short.  The Advisor will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated.  The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion.  However, should the acquisition be called off or otherwise not completed, a Fund may realize losses on both its long position in the target company’s shares and its short position in the acquirer’s securities.  At all times when a Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

Investment in Privately Negotiated Options. A Fund may also invest in privately negotiated option contracts (each a “Private Option”). Generally, an option buyer negotiates with a bank or investment bank to buy a Private Option with contract terms that are more flexible than standardized exchange traded options. Under a Private Option contract, the buyer generally controls the length of the contract, the notional amount, and the asset or basket of securities comprising the reference portfolio that determines the value of the Private Option.

Private Options will generally have a term ranging from 12 to 60 months. A Fund may buy Private Options that will be based on an asset or a basket of securities (the “Basket”) selected by the Advisor in accord with a Fund’s Investment Objective and approved by the counterparty (the “Counterparty”). The Basket may be comprised of securities that include common and preferred stock, government and private issuer debt (including convertible and non-convertible debt), options and futures contracts, limited partnership interests (including so-called “hedge funds”) and shares of registered investment companies. During the term of a Private Option, the Advisor expects to have a limited right to modify the notional amount of the Private Option and the assets that comprise the Basket.

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As with more traditional options, a Private Option will allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees (the “Premium”) paid for the Private Option. The Private Option will be structured so that it allows a Fund to benefit from an increase in the value of the Basket without owning the assets that comprise the Basket. Upon a decline in the value of the Basket, a Fund may lose all or a portion of the Premium paid for the Private Option. A Fund’s gain or loss may be magnified by writing the Private Option with reference to a much larger notional amount of the Basket than the Premium being paid by the Fund. At no time will a Fund or its shareholders be exposed to a risk of loss in excess of the Premium.

Upon the termination or expiration of a Private Option, a Fund will be entitled to receive from the Counterparty a cash payment (the “Settlement Price”), which is based on the change in value of the Basket serving as a benchmark for that Private Option. In no event will a Fund have the right to acquire the assets that comprise the Basket. The Settlement Price may reflect deductions for fees and an interest-equivalent amount payable to the Counterparty for establishing the Private Option. The Settlement Price will typically be payable to a Fund within a specified number of business days after termination or expiration of the Private Option. Any Private Option that does not require payment of the Settlement Price within seven calendar days after termination or expiration or that cannot be terminated by a Fund at any time will be treated as an illiquid asset.

The Counterparty will generally have the right to terminate a Private Option at any time prior to maturity. If the Basket does not sufficiently increase in value prior to termination or expiration, a Fund may still suffer losses even though the Basket increased in value because of fees and interest-equivalent amounts payable to the Counterparty or because the increase in value of the Basket has been insufficient to trigger a position settlement value.

The Counterparty to each Private Option will be a bank, financial institution, or an entity that is affiliated with either a bank or a financial institution with significant experience in the field of alternative investments. Each Counterparty will be one determined by the Advisor to be creditworthy and approved by the Board, including a majority of the Independent Directors. Neither the Advisor nor the Funds will have any control over any hedging or similar techniques used by the Counterparty to attempt to ensure the Counterparty’s ability to perform under each Private Option. Likewise, neither the Advisor nor the Funds will have any claim on securities or other property, if any, which may be purchased by the Counterparty in connection with the Private Option. Should the Counterparty be unable to perform its obligations under a Private Option, then the Company could lose all or a portion of the Premium and the gain, if any, relating to such Private Option.

The following examples are intended to illustrate the basic structure and the gain or loss that a Fund might realize on Private Options. Certain details of a typical Private Option have been simplified for purposes of these examples.

Example A - Hypothetical Gain
The Advisor decides to acquire an interest in the increase (or decrease) in the value of securities that reflect a Fund’s investment objective (the “Securities”). On behalf of a Fund, the Advisor purchases a Private Option from a Counterparty using a Basket established under the Private Option that is comprised of the Securities. For example, a Fund may choose a notional amount of $150,000 and pay to the Counterparty a $50,000 up-front premium for the Private Option with the Fund entitled to any increase in value of the Basket in excess of $150,000. The Counterparty may or may not decide to purchase the notional value, $150,000, of the Securities that comprise the Basket in order to hedge its obligations under the Private Option. The Private Option is terminated after one year, at which time the value of the Index has increased to $180,000 and a Fund has paid $5,000 in fees and interest-equivalent payments. The Settlement Price would be calculated as $180,000 (the current notional amount), less $100,000 in economic leverage, and a Fund would have a net gain of $25,000 ($180,000 less $100,000 less $50,000 less $5,000).

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Example B - Hypothetical Loss
The Advisor purchases a Private Option under the terms described above.  However, upon termination of the Private Option the value of the Basket has declined to $120,000. The Settlement Price would be calculated as $120,000, less $100,000 in economic leverage, and a Fund would have a net loss of $35,000 ($120,000 less $100,000 less $50,000 less $5,000).

Equity Swap Agreements. A Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index.

Forms of swap agreements include:

(1)	equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or “cap”;

(2)	equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor”; and

(3)	equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.  Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets.  A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 25% of the Fund’s net assets.

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Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Advisor will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines.  Certain restrictions imposed on a Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Temporary Investments. A Fund may adopt temporary defensive positions by investing up to 100% of its net assets in positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, a Fund may invest temporarily a substantial portion of its assets in:

▪	cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities;

▪
commercial paper rated A-1 by S&P or Prime-1 by Moody’s.  In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above; obligations of the U.S. government or its agencies or instrumentalities; and

▪	repurchase agreements;

To the extent a Fund invests in these temporary investments, the Fund may not reach its investment objective.

MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Amended and Restated Declaration of Trust of the Trust (“Declaration of Trust”), which has been filed with the Securities and Exchange Commission and is available upon request.  The Board of Trustees consists of eight individuals, seven of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or the Advisor (“Independent Trustees”).  Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer.  The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses that, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust’s purposes.  The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.  Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

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Independent Trustees

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
Robert Anderson (70) August 23, 1940 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2002	Retired; Senior Vice President and Chief Compliance Officer, Aquila Management Corp. (and Aquila Group of Funds) (1998 to 2010).	9	None
Joseph E. Breslin (57) November 18, 1953 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and Chairman	Indefinite Term since 2004	Private Investor (2009 to Present), Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009), Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to 2007); Independent Consultant, Independence Community Bank (May 2003 to January 2005).	9	Director, Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (10 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (9 portfolios).
H. Alexander Holmes (68) May 4, 1942 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	18	None

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Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
Thomas Mann (61) February 1, 1950 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2002	Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to Present)	9	None
Joy Montgomery Rocklin (61) December 8, 1949 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2002	Semi-Retired: Vice President, JES Promotions, an advertising specialty firm (2002 to Present).	9	None
Steve E. Moss (58) February 18, 1953 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Managing Partner, Triangle Advisors, LLC, a business advisory firm (2008 to Present); Principal, Holden, Moss, Knott, Clark, Copley & Hoyle, PA, accountants and business consultants (1975 to Present). Member Manager, HMKCT Properties, LLC (1996 to Present).	18	None

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Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
Gregory S. Sellers (51) May 5, 1959 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (June 2009 to Present). Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to June 2009).	18	None

Interested Trustee

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
David B. Perkins (48) July 18, 1962 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and President*	Indefinite Term since 2009	Chairman and Managing Principal, Hatteras Investment Partners LLC (2003 to Present).	18	None
*	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.
**
The term “fund complex” refers to (i) the Trust (consisting of five funds) and (ii) the Underlying Funds Trust (consisting of four funds), the investment advisor for both of which is Hatteras Alternative Mutual Funds, LLC (iii) Hatteras Ramius Advantage Fund, Hatteras Ramius Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.

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Officers

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
Robert Lance Baker (39) September 17, 1971 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer	Indefinite Term since 2009
Mr. Baker joined Hatteras in March 2008 and is currently the Chief Financial Officer of Hatteras and its affiliated entities. Prior to joining Hatteras, Mr. Baker was Controller, and later Vice President of Operations, at Smith Breeden Associates. Before that, Mr. Baker worked for the public accounting firm of BDO Seidman, and as a controller of a private entity in Durham, NC.

Andrew P. Chica (35) September 7, 1975 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer	Indefinite Term since 2009
Mr. Chica joined Hatteras in November 2007 and became the Chief Compliance Officer of Hatteras and its affiliates in 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Trustee for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer of U.S. Bancorp Fund Services, LLC.

J. Michael Fields (37) July 14, 1973 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Secretary	Indefinite Term since 2009	Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.

Compensation
Each Trustee who is not affiliated with the Trust, Underlying Funds Trust or the Advisor receives an annual retainer in the amount of $32,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings.  “Interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received for the fiscal year ended December 31, 2010.  Currently, the Trust does not have a bonus, profit sharing, pension or retirement plan.

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Name of Trustee	Aggregate Compensation from the Trust (1)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Joseph Breslin	$32,000	$0	$0	$32,000
Robert Anderson	$32,000	$0	$0	$32,000
Joy Montgomery Rocklin	$32,000	$0	$0	$32,000
Thomas Mann	$32,000	$0	$0	$32,000
H. Alexander Holmes	$32,000	$0	$0	$89,500
Steve E. Moss	$32,000	$0	$0	$89,500
Gregory S. Sellers	$32,000	$0	$0	$89,500
David Perkins	$0	$0	$0	$0
1	Trustee compensation is not a direct expense of the Trust because it is paid by the Advisor from the operating services fee it collects from the Trust.
2.
Fund Complex includes (i) the Trust (consisting of five funds) and (ii) the Underlying Funds Trust (consisting of four funds), the investment advisor for both of which is Hatteras Alternative Mutual Funds, LLC (iii) Hatteras Ramius Advantage Fund, Hatteras Ramius Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.  The Trustees received their total compensation from the operating services fees paid by the Fund Complex to the Advisor with regard to items (i) and (ii) and directly from the funds with regard to items (iii) and (iv).

The Board of Trustees believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness.  The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes and skills of each Trustee.  In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Advisor, other service providers, counsel and the independent registered accounting firm (“independent auditors”); and willingness and ability to commit the time necessary to perform the duties of a Trustee.  Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her experience or achievements in the following areas:  management or board experience in the investment management industry or companies in other fields, educational background and professional training; and experience as a Trustee of the Trust or other trusts in the Fund Complex.  Information as of December 31, 2010, indicating the specific experience, skills, attributes and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

Robert Anderson.  Mr. Anderson has been a Trustee since 2002.  He has 40 years of investment management experience, including positions as a senior vice president and chief compliance officer of an investment management company and its related mutual funds.

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Joseph E. Breslin.  Mr. Breslin has been a Trustee and Chairman of the Board since 2004.  He has 25 years of investment management experience and has held positions as the chief operating officer of a financial services company and an investment management company.  He currently serves as a director and trustee of unrelated mutual funds and has held such positions since 2000.

H. Alexander Holmes.  Mr. Holmes has been a Trustee since 2009.  He has degrees in law and accounting and spent 25 years in the tax practice of a nationally recognized accounting firm and was a managing partner of one of its offices.  He has over 43 years of experience as a tax professional and estate planning consultant and has served on the boards and audit committees of several public companies.  He is a retired certified public accountant and the founder of a tax and financial consulting firm advising family businesses and high net worth individuals.

Thomas Mann.  Mr. Mann has been a Trustee since 2002.  He has 37 years of asset management and banking experience and is currently a managing director of an investment bank.

Joy Montgomery Rocklin.  Ms. Rocklin has been a Trustee since 2002.  She has over 30 years of investment management company and financial services industry experience, including creation of a large commercial bank’s mutual funds family.  She has also held positions as vice president of a bank and president of an investment management company and financial services consulting firm. She is currently the vice president of a promotional products and advertising specialty firm.

Steve E. Moss.  Mr. Moss has been a Trustee since 2009.  He has over 30 years of public accounting experience advising businesses and high net worth individuals. He is a certified public accountant and is currently a principal of an accounting firm, a manager of a real estate investment partnership, and managing partner of a business advisory firm.

David B. Perkins.  Mr. Perkins has been a Trustee and President of the Trust since 2009.  In addition, Mr. Perkins has been Chairman and President of each registered closed-end fund in the Hatteras Funds Complex since inception. Mr. Perkins has also been the Chairman and Managing Principal of Hatteras Investment Partners LLC and its affiliated entities since September 2003.  Mr. Perkins has 20 years of experience in investment management consulting and institutional and private client relations and offers proven experience building, operating and leading client-focused businesses.

Greg Sellers.  Mr. Sellers has been a Trustee since 2009.  He has over 25 years of experience in finance, including public accounting, and has held positions in private companies as a chief financial officer and vice president of finance.  He is currently the chief financial officer of a marketing and print communications solutions company.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Board Composition and Leadership Structure
The Board of Trustees consists of eight individuals, seven of whom are Independent Trustees.  The Chairman of the Board of Trustees, Mr. Joseph E. Breslin, is an Independent Trustee and serves as liaison for communications between the Trustees and the Trust’s management and service providers.

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The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Advisor and other service providers with respect to services provided to the Trust, potential conflicts of interest that could arise from these relationships and other risks that the Trust may face.  The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities.  The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Trust’s operations is important, in light of the size and complexity of the Trust and the risks that the Trust faces.  The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Trust, and the environment in which the Trust operates, changes.

Board of Trustee’s Role in Risk Oversight of the Trust
The Board oversees risk management for the Trust directly and, as to certain matters, through its committees.  The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Trust’ senior officers (including the Trust’s President, Chief Compliance Officer and Treasurer), portfolio management and other personnel of the Advisor, the Trust’s independent auditors, legal counsel and personnel from the Trust’s other service providers.  The Board has adopted, on behalf of the Trust, and periodically reviews with the assistance of the Trust’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Trust’s activities.  In addition, the Advisor and the Trust’s other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Trust’s activities, and the Board receives reports from service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate.

Board Committees

Audit Committee
The members of the Audit Committee of the Board of Trustees are Mr. Breslin, Mr. Anderson, Mr. Mann, Ms. Montgomery Rocklin, Mr. Holmes, Mr. Sellers and Mr. Moss, each an Independent Trustee.  Mr. Anderson is the chairperson of the Audit Committee. The Audit Committee oversees the Funds’ financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent registered public accountants and plans to meet at least once annually.    The Audit Committee met three times during the last fiscal year.

The members of the Audit Committee are also responsible for compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by the issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the issuer attorneys).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence to a member of the Audit Committee as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

Nominating Committee
The members of the Nominating Committee of the Board of Trustees are Mr. Anderson, Mr. Breslin, Mr. Mann, Ms. Montgomery Rocklin, Mr. Holmes, Mr. Moss and Mr. Sellers, each an Independent Trustee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee does not consider nominees recommended by shareholders for vacancies on the Board.  The Nominating Committee did not meet during the last fiscal year.

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Valuation Committee
The members of the Valuation Committee of the Board of Trustees are Mr. Breslin, Mr. Mann, Ms. Montgomery Rocklin, Mr. Anderson, Mr. Holmes, Mr. Sellers and Mr. Moss, each an Independent Trustee, and Mr. Baker and Ms. Hughes, each of the Advisor.  Mr. Mann is the chairperson of the Valuation Committee.  The Valuation Committee is responsible for monitoring the valuation of portfolio securities and other investments, and, as required by the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors.    The Valuation Committee met four times during the last fiscal year.

Management Ownership
As of March 31, 2011, the officers and Trustees, as a group, owned less than 1% of Alpha Fund’s outstanding shares and 5.50% of the Beta Fund’s outstanding shares.  The following table shows the dollar range of shares beneficially owned by each Trustee in Alpha Fund and Beta Fund as of December 31, 2010.   No Trustee owned shares of Long/Short Equity Fund, Long/Short Debt Fund or Hedged Strategies Fund as of the calendar year ended December 31, 2010, which was prior to the inception date of these Funds.

Name of Person/Position	Dollar Range of Equity Securities owned of Alpha	Dollar Range of Equity Securities owned of Beta	Aggregate Dollar Range of Equity Securities Beneficially Owned in Family of Investment Companies*
Joseph Breslin	$10,001 - $50,000	$0	$10,001 - $50,000
Robert Anderson	$50,001 - $100,000	$0	$50,001 - $100,000
Joy Montgomery Rocklin	$50,001 - $100,000	$0	$50,001 - $100,000
Thomas Mann	$50,001 - $100,000	$0	$50,001 - $100,000
H. Alexander Holmes	$0	$0	$0
Steve E. Moss	$0	$0	$0
Gregory S. Sellers	$0	$0	$0
David Perkins	$50,001 - $100,000	$50,001 - $100,000	More than $100,000
*	The Family of Investment Companies includes each series of the Hatteras Alternative Mutual Funds Trust and Underlying Funds Trust.

As of December 31, 2010, neither the Independent Trustees nor members of their immediate family owned securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or an affiliate of the Advisor or principal underwriter. Accordingly, neither the Independent Trustees nor members of their immediate family have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Funds’ principal underwriter or any affiliate thereof was a party.

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CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Since the Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund were not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of these Fund’s outstanding shares. As of April 1, 2011, the following shareholders were considered to be either a control person or principal shareholder of Alpha Fund and Beta Fund:

Alpha Hedged Strategies Fund, No Load shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Citigroup Global Markets, Inc. 333 West 34 th Street New York, NY 10001	30.15%	Citigroup, Inc.	DE	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	13.64%	N/A	N/A	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	5.41%	N/A	N/A	Record

Alpha Hedged Strategies Fund, Class C shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Citigroup Global Markets, Inc. 333 West 34 th Street New York, NY 10001	16.28%	Citigroup, Inc.	DE	Record
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	5.72%	N/A	N/A	Record

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Beta Hedged Strategies Fund, No Load shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	17.80%	N/A	N/A	Record
U.S. Bank NA Custodian 1555 North RiverCenter Drive Milwaukee, WI 53212	13.02%	N/A	N/A	Record
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	7.20%	Pershing Group LLC	DE	Record
Darrell L. Erwin & Tamara Anne Erwin c/o Hatteras Funds 8540 Colonnade Center Drive Suite 401 Raleigh, NC 27615	6.99%	N/A	N/A	Beneficial

Beta Hedged Strategies Fund, Class C shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	26.93%	Pershing Group LLC	DE	Record
KGA Trust 2200 Pembroke Drive Fort Worth, TX 76110	10.49%	N/A	N/A	Beneficial
National Financial Services, LLC 200 Liberty Street New York, NY 10281	9.06%	N/A	N/A	Record
Deborah A Roberts c/o Hatteras Funds 8540 Colonnade Center Drive Suite 401 Raleigh, NC 27615	6.92%	N/A	N/A	Beneficial
Russell L. Carbine & Anna C. Carbine c/o Hatteras Funds 8540 Colonnade Center Drive Suite 401 Raleigh, NC 27615	6.63%	N/A	N/A	Beneficial
Stifel Nicolaus & Co., Inc. 501 North Broadway St. Louis, MO 63102	5.47%	N/A	N/A	Record

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INVESTMENT ADVISOR AND SUB-ADVISORS

Investment Advisor, Advisory Agreement and Services Agreement
Hatteras Alternative Mutual Funds, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615, the Funds’ Investment Advisor pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Advisor is controlled by Hatteras Capital Investment Management, LLC (“HCIM”).  David B. Perkins, Interested Trustee, and Robert Worthington, are managing members of HCIM.  Pursuant to the Advisory Agreement, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha Fund	0.25%
Beta Fund	0.00%
Long/Short Equity Fund	0.00%
Long/Short Debt Fund	0.00%
Hedged Strategies Fund	0.25%

Under the terms of the Advisory Agreement between the Trust and the Advisor, the Advisor:

(1)
manages the investment operations of the Funds and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with each Fund’s investment objective,

(2)	provides all statistical, economic and financial information reasonably required by the Funds and reasonably available to the Advisor,

(3)	provides the Custodian of the Funds’ securities on each business day with a list of trades for that day, and

(4)	provides persons satisfactory to the Trust’s Board of Trustees to act as officers and employees of the Trust.

Under the terms of the Operating Services Agreement (the “Services Agreement”) between the Trust and the Advisor, the Advisor pays the following Fund expenses, including, without limitation:

(1)	the costs incurred in connection with registration and maintenance of its registration under the Securities Act, the 1940 Act, and state securities laws and regulations,
(2)	preparation of and printing and mailing reports, notices and prospectuses to current shareholders,
(3)	transfer taxes on the sales of the Funds’ shares
(4)	custodial, shareholder transfer charges and fees of the Funds’ distributor,
(5)	legal (excluding litigation to which the Funds may be a party), auditing and accounting expenses,
(6)	expenses of servicing shareholder accounts,
(7)	insurance expenses for fidelity and other coverage,
(8)	fees and expenses of Trustees who are not “interested persons” within the meaning of the 1940 Act, and

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(9)	expenses of Trustee and shareholder meetings.

The Funds are also liable for such nonrecurring expenses as may arise, including litigation to which the Funds may be a party.  The Funds have an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Pursuant to the Services Agreement, the Funds pay the Advisor an operating services fee, payable monthly, for the performance of services at the following annual rates:

Alpha Fund	1.49%
Beta Fund	0.74%
Long/Short Equity Fund – Class A	0.74%
Long/Short Equity Fund – Institutional Class	0.49%
Long/Short Debt Fund – Class A	0.74%
Long/Short Debt Fund – Institutional Class	0.49%
Hedged Strategies Fund	0.00%

The Advisor receives 0.25% of the average daily net assets of each Fund’s No Load and Class A shares for services performed under the Shareholder Servicing Agreement.  These shareholder services may be performed by the Advisor directly or by others on behalf of the Advisor, and may include, among other things, assisting shareholders in processing their purchase, exchange, or redemption requests, processing dividend and distribution payments, or other administrative overhead associated with servicing the Funds’ shareholders.  The Advisor receives 1.00% of the average daily net assets of the Class C shares of each Fund for services performed under the Distribution Plan, as discussed in this SAI.  The operating services fee, the shareholder servicing fee and the distribution fee will be accrued daily for the purpose of determining the offering and redemption price of the Funds’ shares.

The Funds incur, indirectly, expenses through its investment in the Underlying Funds Trust.  The Advisor receives a management fee, payable monthly, for the performance of its services at an annual rate of 1.75% of the average daily net assets of the Underlying Funds.  The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Underlying Funds’ shares.  Additionally, the Advisor and the Underlying Funds Trust, on behalf of the Underlying Funds have entered into an operating services agreement, under which each Underlying Fund pays the Advisor 0.25% of such fund’s average daily net assets.

The combined effect of the Underlying Funds’ management fee and operating services agreement is a total annual operating expense of 2.00% for the Underlying Funds.  Because each Fund invests in the Underlying Funds, these acquired fund fees and expenses, combined with the Advisory Agreement, Operating Services Agreement, Shareholder Servicing Agreement and Distribution Plan result in a cap or ceiling on each Fund’s ordinary annual operating expenses at the following annual rates, (excepting brokerage commissions and portfolio trading transfer tax, interest on Fund borrowing, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

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	No Load	Class A	Class C	Institutional Class
Alpha Fund	3.99%	3.99%	4.74%	n/a
Beta Fund	2.99%	n/a	3.74%	n/a
Long/Short Equity Fund	n/a	2.99%	n/a	2.49%
Long/Short Debt Fund	n/a	2.99%	n/a	2.49%
Hedged Strategies Fund	n/a	n/a	n/a	2.25%

Furthermore, the Advisor has entered into an Expense Limitation Agreement with the Trust on behalf of the Alpha Fund.  The Expense Limitation Agreement will be for consecutive one year terms, terminable by the Board or the Advisor at the end of each term by providing 60 days notice.  The Agreement institutes the following breakpoint schedule applicable to the fees of the Fund (including management, operating services and shareholder servicing fees, but excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

Alpha Fund Assets for No Load, Class A and Class C	Fee Limitation (based on average daily net assets) No Load and Class A	Fee Limitation (based on average daily net assets) Class C
First $0 to $300 million	3.99%	4.74%
Assets in excess of $300 million	2.99%	3.74%

Pursuant to the Expense Limitation Agreement and the schedule described above, the Services Agreement is subject to a breakpoint pricing schedule.  The operating services fee paid under the Services Agreement will be 1.49% of the Alpha Fund’s average daily net assets of No Load, Class A and Class C shares up to $300 million and 0.49% on No Load, Class A and Class C share assets in excess of $300 million.

The following tables present the fees paid to the Advisor by the Alpha Fund and Beta Fund for both No Load and Class C shares over the specified years ended December 31 :

Alpha	2010	2009	2008
Advisory Agreement	$0	$0	$0
Services Agreement	$2,116,192	$2,092,347	$5,017,735
Shareholder Servicing Agreement (No Load Shares only)	$662,100	$645,050	$1,597,648
Distribution Plan (Class C shares only)	$211,313	$247,295	$390,130

Beta	2010	2009	2008
Advisory Agreement	$0	$0	$0
Services Agreement	$24,248	$39,131	$149,187
Shareholder Servicing Agreement (No Load Shares only)	$6,770	$10,791	$47,226
Distribution Plan (Class C Shares only)	$5,689	$9,718	$12,699

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Since the Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund were not operational prior to the date of this SAI, there is no information presented at this time for these Funds.

The Advisory Agreement and Services Agreement will each continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Trust’s Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Funds.  The Advisory Agreement and Services Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trust’s Board of Trustees or by the Advisor, or by holders of a majority of the Funds’ outstanding shares.  The Advisory Agreement and Services Agreement shall terminate automatically in the event of its assignment.

Sub-Advisors
In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.  The Advisor pays the Sub-Advisors an annual fee out of its advisory fee based on the average daily net assets of the Underlying Funds allocated to, and managed, by each Sub-Advisor.  The Trust currently engages the following Sub-Advisors to conduct the investment programs of the Underlying Funds pursuant to separate sub-advisory agreements with the Advisor (“Sub-Advisory Agreements”):

Alpha Equity Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Alpha Equity Management, LLC (“Alpha Equity”), who will manage a portion of the Market Neutral Equity portfolio.  Alpha Equity is located at 90 State House Square, Suite 1100, Hartford, CT 06103, and is a registered investment advisor.  Alpha Equity provides investment advice and portfolio management services to institutional managed accounts, pooled investment vehicles and investment companies.

Battenkill Capital Management, Inc.
The Advisor has entered into a sub-advisory agreement with Battenkill Capital Management, Inc. (“Battenkill”), to manage a portion of the Market Neutral Equity Portfolio.  Battenkill is located at 34  South Main Street, Allentown, NJ 08501, and is a registered investment advisor.  Battenkill provides investment advice and portfolio management services to individually managed accounts for high net worth individuals and to other pooled investment vehicles.

Chartwell Investment Partners
The Advisor has entered into a sub-advisory agreement with Chartwell Investment Partners (“Chartwell”) to manage a portion of the Long/Short Equity Portfolio.  Chartwell is located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, and is a registered investment adviser.  Chartwell provides portfolio management services to individually managed accounts for individuals, including high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities and state and municipal governments.

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Concise Capital Management, LP
The Advisor has entered into a sub-advisory agreement with Concise Capital Management, LP (“Concise”), to manage a portion of the Relative Value portfolio. Concise is located at 75 Valencia Avenue, Suite 711, Coral Gables, FL 33134, and is a registered investment advisor. Concise provides investment advice and portfolio management services to high net worth individuals, investment companies, and other pooled investment vehicles.

FrontFour Capital Group, LLC
The Advisor has entered into a Sub-Advisory Agreement with FrontFour Capital Group, LLC (“FrontFour”), who will manage a portion of the Event Driven portfolio. FrontFour is located at Two Stamford Landing, 68 Southfield Avenue, Suite 290, Stamford, CT 06902, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.

GAMCO Asset Management Inc.
The Advisor has entered into a Sub-Advisory Agreement with GAMCO Asset Management Inc. (“GAMCO”), who will manage a portion of the Event Driven portfolio.  GAMCO is located at One Corporate Center, Rye, NY 10580, and is a registered investment advisor.  GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.

Inflection Partners, LLC
The Advisor has entered into a sub-advisory agreement with Inflection Partners, LLC (“Inflection”) to manage a portion of the Market Neutral Equity Portfolio.  Inflection is located at 300 Drake’s Landing Road, Suite 230, Greenbrae, CA 94904, and is a registered investment adviser.  Inflection provides portfolio management services to investment companies and other pooled investment vehicles.

ISF Management LLC
The Advisor has entered into a sub-advisory agreement with ISF Management LLC (“ISF”) to manage a portion of the Long/Short Equity Portfolio.  ISF is located at 767 Third Avenue, 6th Floor, New York, NY 10017, and is a registered investment advisor.  ISF provides portfolio management services to investment companies and other pooled investment vehicles.

KDC Investment Management, LP
The Advisor has entered into a Sub-Advisory Agreement with KDC Investment Management, LP (“KDC”), who will manage a portion of the Event Driven portfolio. KDC is located at 900 Third Avenue, Suite 1000, New York, NY 10022, and is a registered investment advisor. KDC provides investment advice and portfolio management services to investment companies, other pooled investment vehicles, and institutional managed accounts.

Nicholas Investment Partners, L.P.
The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”), to manage a portion of the Relative Value portfolio. Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.

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OMT Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with OMT Capital Management, LLC (“OMT”), to manage a portion of the Long/Short Equity portfolio.  OMT is located at One Montgomery Street, Suite 3300, San Francisco, CA 94104, and is a registered investment advisor.  OMT provides investment advice and portfolio management services to pension and profit sharing plans, pooled investment vehicles, businesses and corporations and separately managed accounts.

Phineus Partners L.P.
The Advisor has entered into a sub-advisory agreement with Phineus Partners L.P. (“Phineus”), to manage a portion of the Long/Short Equity portfolio.  Phineus is located at 251 Post Street, Suite 500, San Francisco, CA 94103, and is a registered investment advisor.  Phineus provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

Raven Rock Capital, LLC
The Advisor has entered into a sub-advisory agreement with Raven Rock Capital, LLC (“Raven Rock”) to manage a portion of the Relative Value Portfolio.  Raven Rock is located at 55 Vilcom Center, Suite 240, Chapel Hill, NC 27514, and is a registered investment adviser.  Raven Rock provides portfolio management services to investment companies and other pooled investment vehicles.

Smith Breeden Associates, Inc.
The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”), to manage a portion of the Relative Value portfolio.  Smith Breeden is located at 280 South Mangum Street, Suite 301, Durham, NC 27701, and is a registered investment advisor. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities, foundations and insurance funds.

Sunnymeath Asset Management, Inc.
The Advisor has entered into a sub-advisory agreement with Sunnymeath Asset Management, Inc. (“Sunnymeath”), to manage a portion of the Long/Short Equity portfolio. Sunnymeath is located at 151 Bodman Place, Suite 100, Red Bank, NJ 07701, and is a registered investment advisor. Sunnymeath provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans, other pooled investment vehicles and charitable organizations.

Tamarack Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tamarack Capital Management, LLC (“Tamarack”) to manage a portion of the Long/Short Equity Portfolio.  Tamarack is located at 2333 State Street, Suite 102, Carlsbad, CA 92008, and is a registered investment adviser.  Tamarack provides portfolio management services to investment companies and other pooled investment vehicles.

Tiburon Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Tiburon Capital Management, LLC (“Tiburon”), who will manage a portion of the Event Driven portfolio.  Tiburon is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  Tiburon provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

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TWIN Capital Management, Inc.
The Advisor has entered into a Sub-Advisory Agreement with TWIN Capital Management, Inc. (“TWIN Capital”), who will manage a portion of the Market Neutral Equity portfolio.  TWIN Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment advisor.  TWIN Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments.

The Advisor pays the Sub-Advisors an annual fee out of its advisory fee based on the average daily net assets of the Underlying Funds Fund allocated to, and managed, by each Sub-Advisor.

Sub-Advisory Agreements
Each of the Sub-Advisory Agreements provide that the Sub-Advisor will formulate and implement a continuous investment program for a Fund in accordance with the Fund’s objective, policies and limitations and any investment guidelines established by the Advisor.  Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  The Sub-Advisors are required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisory Agreements.

Each Sub-Advisory Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisory Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

Portfolio Managers
The following section provides information regarding each portfolio managers’ compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Funds. Each portfolio manager or team member is referred to as a portfolio manager below. The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another. Each firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed by Portfolio Managers
The table below identifies, for each portfolio manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Information in all tables is shown as of December 31, 2010, for the Funds.  Asset amounts are approximate and have been rounded.

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Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Michael P. Hennen	2	$11.02M	0	$0.00	0	$0.00
Robert Murphy	0	$0.00	0	$0.00	0	$0.00
Michael E. Portnoy	0	$0.00	0	$0.00	0	$0.00
Mark R. Tonucci	0	$0.00	0	$0.00	0	$0.00
Lee W. Schultheis	0	$0.00	0	$0.00	0	$0.00

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance.  Information is shown as of December 31, 2010. Asset amounts are approximate and have been rounded.

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Michael P. Hennen	0	$0.00	0	$0.00	0	$0.00
Robert Murphy	0	$0.00	0	$0.00	0	$0.00
Michael E. Portnoy	0	$0.00	0	$0.00	0	$0.00
Mark R. Tonucci	0	$0.00	0	$0.00	0	$0.00
Lee W. Schultheis	0	$0.00	0	$0.00	0	$0.00

Material Conflicts of Interest
Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Each sub-advisor may manage other accounts that have similar investment objectives or strategies. Portfolio managers of each of the sub-advisors who manage other investment accounts in addition to the Funds may be presented with the potential conflicts.

Any material conflicts of interest which may arise in connection with a sub-advisor’s management of the Funds’ investments and the management of the investments of other accounts are addressed primarily through each sub-advisor’s allocation policies.  The sub-advisors attempt to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another advisory account.

Compensation Structure and Methods
The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for the Funds’ portfolio managers as of December 31, 2010.

Hatteras Alternative Mutual Funds, LLC
The compensation of the portfolio managers includes a fixed annual salary and may include equity ownership of the Advisor. Compensation levels, including base salary, may be contractually fixed with the investment advisor.  The compensation is not based on the performance of the Funds.

Securities Owned in the Funds by Portfolio Managers.

As of December 31, 2010, the portfolio managers owned the following equity securities in the Alpha and Beta Funds:

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Name of Portfolio Manager	Dollar Range of Equity Securities in the Alpha Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Beta Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Lee W. Schultheis	$100,001 - $500,000	$100,001 - $500,000
Mark R. Tonucci	$100,001 - $500,000	None
Michael P. Hennen	$10,001 - $50,000	$1 - $10,000
Michael E. Portnoy	None	$10,001 - $50,000
Robert Murphy	None	None

Since the Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund were not operational prior to the date of this SAI, there is no information presented at this time for these Funds.

Codes of Ethics
The Funds, the Advisor, the Sub-Advisors and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.  Under the Funds’ code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Advisor provides a voice on behalf of shareholders of the Funds.  The Advisor views the proxy voting process as an integral part of the relationship with the Funds.  The Advisor is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly.  Therefore, the Funds delegate authority to vote proxies to the Advisor, subject to the supervision of the Board of Trustees.  The Funds, through the Portfolio Managers or designated Sub-Advisor, will conduct a thorough review of and analysis of the underlying company’s proxy statements and vote proxies in accordance with the Funds’ Proxy Voting Policies and Procedures (“Policies and Procedures”), as summarized below.  The Funds also have a designated Proxy Administrator who is responsible for ensuring that all Fund proxy matters are communicated to the Portfolio Managers or designated Sub-Advisor.  The fundamental purpose of the Policies and Procedures is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, and that maximizes the value of the Fund’s investment.

Policies and Procedures
The Policies and Procedures recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term strategic direction, subject to the oversight of the company’s board of directors.  Accordingly, the Funds believe that the recommendation of management on most issues deserves weight in determining how proxy issues should be voted. The company’s position, however, will not be supported in any situation where the Portfolio Managers reasonably believes that it is not in the best interest of the Funds or a particular company.  It is anticipated that most votes will be consistent with the guidelines set forth in the Policies and Procedures; however, the Portfolio Managers, or designated Sub-Advisor, may occasionally take an independent view on certain issues and vote differently. Votes inconsistent with the Policies and Procedures are reviewed for reasonableness.

Certain of the Funds’ proxy voting guidelines as set forth in the Policies and Procedures are summarized below:

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•	vote AGAINST proposals to require supermajority shareholder vote,
•	vote FOR shareholder proposals to ask a company to submit its poison pill for shareholder ratification,
•	vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating their duty of care.

Although many proxy proposals can be voted in accordance with the Funds’ Policies and Procedures, some proposals (such as votes on proposals regarding director nominees or votes on compensation plans for directors) will require special consideration, and the Portfolio Managers will make a decision on a case-by-case basis in these situations.

Conflicts of Interest
Occasionally, the Advisor, or a Sub-Advisor or an affiliate, may be subject to conflicts of interest in the voting of Fund proxies due to business or personal relationships.  In most cases, to the extent that there is little or no discretion to deviate from the Funds’ Policies and Procedures on the proposal in question, proxies will be voted in accordance with such pre-determined guidelines.  In other situations, the Portfolio Managers or designated Sub-Advisor may defer to the voting recommendation of either the Funds’ Audit Committee, a non-conflicted party, an independent third party proxy voting service provider; or in consultation with legal counsel, to determine the appropriate method to resolve the conflict of interest.

More Information
The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-877-569-2882 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-877-569-2882 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Hatteras Capital Distributors, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  Hatteras Capital Distributors, LLC is an affiliate of the Advisor.  Quasar Distributors, LLC (“Quasar”) serves as the Funds’ sub-distributor pursuant to a sub-distribution agreement with the Funds and the Distributor.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its assignment.

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For the fiscal year ended December 31, 2010, the following amounts were paid to the Distributor with respect to Alpha Fund:

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Hatteras Capital Distributors, LLC	$0	$3,916	$0	$0
Quasar Distributors, LLC	$0	$0	$0	$0

For the fiscal year ended December 31, 2010, the following amounts were paid to the Distributor with respect to Beta Fund:

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Hatteras Capital Distributors, LLC	$0	$89	$0	$0
Quasar Distributors, LLC	$0	$0	$0	$0

Since the Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund were not operational prior to the date of this SAI, there is no information presented at this time for these Funds.

ALLOCATION OF PORTFOLIO BROKERAGE

Subject to the supervision of the Trustees, decisions to buy and sell securities for the Funds are made by the Advisor and the Sub-Advisors for the Underlying Funds that they manage for the Funds directly.  The Advisor and their appointed Sub-Advisors are authorized by the Trustees to allocate the orders placed by them on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Advisor for the Funds’ use.  Such allocation is to be in such amounts and proportions as the Advisor and Sub-Advisor may determine.

In selecting a broker or dealer to execute each particular transaction, the Advisor or Sub-Advisor will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Funds on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Advisor or Sub-Advisor determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds.

In allocating portfolio brokerage, the Advisor or Sub-Advisor may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor or Sub-Advisor exercises investment discretion.  Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.

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No brokerage commissions were paid by Alpha and Beta during the fiscal years ended December 31, 2008, December 31, 2009 and December 31, 2010 .   Since the Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund were not operational prior to the date of this SAI, there is no information presented at this time for these Funds.

The SEC requires the Trust to provide certain information if the Funds held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  As of the fiscal year ended December 31, 2010, Alpha and Beta owned securities of JP Morgan Chase & Co.  The value of Alpha and Beta’s aggregate holdings of the securities is $7,982,549 and $155,216, respectively.
Since the Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund were not operational prior to the date of this SAI, there is no information presented at this time for these Funds.

PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about a Fund’s portfolio holdings is in the best interest of Fund shareholders. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. A Fund’s portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A list of each Fund’s underlying portfolio holdings as of each calendar quarter-end is also available on the Funds’ website at www.hatterasfunds.com within sixty days after the calendar quarter-end.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating a Fund. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least sixty days, as described above. The disclosure is made with the authorization of either the Trust’s Chief Compliance Officer or her designee.  In addition, the Funds’ Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times, possibly no lag time, to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of a Fund and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.  Additionally, and in order to ensure that the disclosure of the Trust’s portfolio holdings is in the best interests of the Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Chief Compliance Officer or a designated officer of the Trust when disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Trust’s shareholders and the service providers.  Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants are subject to these restrictions.  Holdings information is currently being sent to Morningstar, Standard & Poor’s, Lipper, Bloomberg, Vickers Stock Research, Thomson Financial and Capital-Bridge sixty days following each calendar quarter.

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In addition, the Funds’ service providers, such as custodian and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisor or a Sub-Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Advisor.  The Advisor will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of a Fund and its shareholders.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) positions held less than a year.  High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund.  A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period.

A Fund will invest portions of its assets to seek short-term capital appreciation.  A Fund’s investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Absolute return and arbitrage investment strategies are characterized by a high turnover rate because, in general, many of the opportunities for capital appreciation are of a relatively short time in duration.  As an example, in merger arbitrage, the majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months.  Liquidations and certain other types of corporate reorganizations usually require more than six months to complete.  A Fund will generally benefit from the timely realization of the opportunity for which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of a Fund’s investment objective.  Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.

Portfolio turnover for Alpha during the fiscal years ended December 31, 2009 and December 31, 2010, is shown in the table below.

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Alpha Hedged Strategies Fund
Portfolio Turnover

Fiscal Year Ended December 31,
2010	2009
33%	54%

Portfolio turnover for Beta during the fiscal years ended December 31, 2009 and December 31, 20109 is shown in the table below.

Beta Hedged Strategies Fund
Portfolio Turnover

Fiscal Year Ended December 31,
2010	2009
3%	82%

Since the Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund were not operational prior to the date of this SAI, there is no information presented at this time for these Funds.

FUND ADMINISTRATION

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Advisor and the Funds.  As such, USBFS provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Funds.  The Advisor paid the following to USBFS for administrative services for the past three fiscal years ended December 31 .

Hatteras Alpha Hedged Strategies Fund
Administration Fees

2010	2009	2008
$248,071	$291,786	$671,202

Hatteras Beta Hedged Strategies Fund
Administration Fees
2010	2009	2008
$3,082	$59,959	$65,000

Since the Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund were not operational prior to the date of this SAI, there is no information presented at this time for these Funds.

FUND ACCOUNTING AND TRANSFER AGENT

USBFS serves as Fund Accountant and Transfer Agent to the Funds pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement with the Advisor.  Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.  USBFS will receive a fund accountant fee for the Funds, which will be billed to the Advisor on a monthly basis.

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Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to:  (1)   receiving and processing orders to purchase or redeem shares; (2)   mailing shareholder reports and prospectuses to current shareholders; and (3)   providing blue sky services to monitor the number of Fund shares sold in each state.  USBFS will receive a transfer agent fee, which will be billed to the Advisor on a monthly basis.

CUSTODIAN

The Custodian for Alpha Fund and Beta Fund is Custodial Trust Company, an affiliate of JPMorgan Chase & Co., located at 101 Carnegie Center, Princeton, NJ 08540.  The Custodian for Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund is U.S. Bank N.A., located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  As Custodians, Custodial Trust Company and U.S. Bank N.A. hold all of securities and cash owned by the Funds.  All of the custodian fees will be paid by the Advisor.

DESCRIPTION OF SHARES

Each share of a Fund has one vote in the election of Trustees.  Cumulative voting is not authorized for the Funds.  This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Funds and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series.  Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The authorized capitalization of Hatteras Alternative Mutual Funds Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Funds.  All shares issued are fully paid and non-assessable.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the “Plan”), whereby Class C shares of the Funds pay to the Advisor distribution fees as described in the prospectus. The Advisor may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Funds and for other purposes.

The Trust’s Board of Trustees has determined that the Plan could be a significant factor in the growth and retention of Funds’ assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Funds’ shareholders. A cash flow from sales of shares may enable the Funds to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board also considered that continuing growth in the Funds’ size would be in the shareholders’ best interests because increased size would allow the Funds to realize certain economies of scale in its operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of the Funds closing to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Funds by promoting shareholder retention and reduced redemptions. The Board of Trustees therefore determined that it would benefit the Funds to have monies available for the direct distribution and service activities of the Advisor, in promoting the continuous sale of the Funds’ shares. The Board of Trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Funds and its shareholders.

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The Plan has been approved by the Board of Trustees, including all of the trustees who are non-interested persons as defined in the Investment Company Act.  The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of the Funds. The Plan must be reviewed annually and may be continued from year to year by vote of the Board of Trustees, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and the Advisor, or, as to the Funds, by vote of a majority of the Funds’ outstanding shares.

The Plan may not be amended to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected series of the Trust, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

The Advisor is required to report in writing to the Board of Trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the Board with such other information as it may reasonably request to enable it to make an informed determination of whether the Plan should be continued.

The maximum amount of fees payable under the Plan during any year with respect to Class C shares is 1.00% of the average daily net assets of each Fund which are attributable to its Class C shares.

For the Alpha Fund, Class C shares, the Plan incurred the following expenses in the fiscal year ended December 31, 2010.

Actual 12b-1 Expenditures Paid by the Alpha Fund
Total Dollars Allocated
Advertising/Marketing	$ 0
Printing/Postage	$ 0
Payment to distributor	$ 0
Payment to dealers	$ 194,677
Compensation to sales personnel	$ 0
Other	$ 0
Total	$ 194,677

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For the fiscal year ended December 31, 2010, the Alpha Fund, Class C shares had $16,636 in unpaid Rule 12b-1 expenses which represented 0.01% of the Alpha Fund’s net assets.

For the Beta Fund, Class C shares, the Plan incurred the following expenses in the fiscal year ended December 31, 2010.

Actual 12b-1 Expenditures Paid by the Beta Fund
Total Dollars Allocated
Advertising/Marketing	$ 0
Printing/Postage	$ 0
Payment to distributor	$ 0
Payment to dealers	$ 4,847
Compensation to sales personnel	$ 0
Other	$ 0
Total	$ 4,847

For the fiscal year ended December 31, 2010, the Beta Fund, Class C shares had $842 in unpaid Rule 12b-1 expenses which represented 0.04% of the Beta Fund’s net assets.

The Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund do not currently issue Class C shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price
The net asset value (“NAV”) per share of a Fund will be determined on each day when the New York Stock Exchange (“NYSE”) is open for business and will be computed by taking the aggregate market value of all assets of a Fund, which typically consists of the Underlying Investments, less its liabilities, and dividing by the total number of shares outstanding.  Each determination will be made:

(1)	by valuing portfolio securities, including open short positions, which are traded on the NYSE and on the American Stock Exchange, at the last reported sales price on that exchange;

(2)
by valuing portfolio securities traded in the Nasdaq National Market System for which market quotations are readily available using the Nasdaq Official Closing Price (“NOCP”), or, if the NOCP is not available, at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices;

(3)	by valuing put and call options which are listed on an exchange, but which are not traded on the valuation date are valued at the mean of the last bid and asked prices;

(4)
by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

(5)
by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

The Advisor reserves the right to value options at prices other than last sale prices when such last sale prices are believed unrepresentative of fair market value as determined in good faith by the Advisor.

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The share price (net asset value) of the shares of a Fund is determined as of the close of the regular session of trading on the NYSE (currently 4:00 p.m., Eastern Time); on each day the NYSE is open for business.  The NYSE is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the net asset value, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds’ Board of Trustees.

Purchase of Shares
Orders for shares received by the Trust in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share, plus any applicable sales charge, computed as of the close of the regular session of trading on the NYSE.  Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Exchange Privilege
Shareholders may exchange shares within the Trust.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:

By Telephone:

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m. , Eastern T ime to be processed that day.

In Writing:

You may send your exchange request in writing.  Please provide the fund name and account number for each of the funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

The Trust may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

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Redemption of Shares
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow.  These cash flows can unnecessarily disrupt a Fund’s investment program.  Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned.  Additionally, short-term trading drives up a Fund’s transaction costs measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.

The Trust will redeem all or any portion of a shareholder’s shares of a Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectuses.  Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)
when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Funds’ Prospectuses will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record.  Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

No Load Shares and Institutional Class Shares for Long/Short Equity and Long/Short Debt Fund
All No Load shares and Institutional Class Shares for Long/Short Equity Fund and Long/Short Debt Fund may only be purchased through a financial intermediary and are primarily intended for qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ Distributor or for investment plans such as “wrap accounts which have entered into an agreement with the Funds’ Distributor.  For example, No Load and Institutional Class shares may be purchased by financial intermediaries who (i) charge their clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with a Fund’s principal underwriter to offer No Load or Institutional shares through their no-load network or platform. Clients of these financial intermediaries may include, but are not limited to, individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). No Load shares are also subject to Shareholder Servicing Fee of 0.25% of average daily net assets.

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Institutional Class Shares for Hedged Equity Fund
Institutional Class shares for the Hedged Equity Fund will be offered at their net asset value without any sales charges.  A minimum investment of $150 million is required to purchase Institutional Class Shares for the Hedged Equity Fund.  Institutional Class Shares will generally be offered only to institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as registered investment advisors with at least $150 million of client assets to invest in the Fund.

Sales Charges and Dealer Reallowance
Class A shares of the Funds are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Shareholder Servicing Fee of 0.25% of average daily net assets.

If you purchase Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance
Less than $100,000	4.25%	4.44%	4.25%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1)	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% CDSC, if they are redeemed within twelve months from the date of purchase.

Breakpoints/Volume Discounts and Sales Charge Waivers
Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the Funds based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Transfer Agent will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  For example, an investor has $50,000 to invest in a Fund, but intends to invest an additional $5,000 per month for the next 13 months for a total of $115,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 3.50% rather than 4.25%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, the Fund will charge the higher sales load retroactively.

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•
Rights of Accumulation (“ROA”) allow you to combine Class A shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of a Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $55,000 investment in a Fund, which was sold with a 4.25% front-end load.  The investor intends to open a second account and purchase $50,000 of the Fund.  Using ROA, the new $50,000 investment is combined with the existing $55,000 investment to reach the $100,000 breakpoint, and the sales charge on the new investment is 3.50% (rather than the 4.25% for a single transaction amount).

Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in a Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation;

The following accounts are not eligible to be included in determining ROA eligibility;

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge. If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Advisor and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Adviser and its affiliates.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers who act as selling agents for the Funds/Trust; and

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o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

More information regarding the Funds’ sales charges, breakpoint thresholds and waivers is available in the SAI and free of charge on the Funds’ website: www.hatterasmutualfunds.com.  Click on “Breakpoints and Sales Loads.”

Contingent Deferred Sales Charge
A contingent deferred sales charge may be imposed upon redemption of Class C shares.  There is no such charge upon redemption of any share appreciation or reinvested dividends or distributions.  The contingent deferred sales charge imposed upon Class C shares redeemed within 12 months of purchase is 1.00%.

TAX STATUS

Each Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders.  Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau.  By so qualifying, each Fund should not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements.  Net investment income and net capital gain of each Fund will be computed in accordance with Section 852 of the Code.

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes.  Distributions of net investment income and net capital gain will be made after December 31, the end of each fiscal year.  Both types of distributions will be in shares of each Fund unless a shareholder elects to receive cash. Net investment income is made up of dividends and interest less expenses.  Net capital gain for a fiscal year is computed by taking into account any capital loss carryover of each Fund.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.  As of December 31, 2010, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Hatteras Alpha Hedged Strategies Fund*	$39,006,371	12/31/15
Hatteras Alpha Hedged Strategies Fund^	$19,848,952	12/31/16
Hatteras Beta Hedged Strategies Fund	$4,682,713	12/31/16
Hatteras Beta Hedged Strategies Fund	$1,917,768	12/31/17
Hatteras Beta Hedged Strategies Fund	$231,996	12/31/18

*	The entire amount of $39,006,371 is related to the merger of the Equity Options Overlay Portfolio, the Long/Short Equity Global Portfolio and the Global Hedged Income Portfolio.
^	The entire amount of $19,848,952 is related to the merger of the Long/Short Equity Healthcare/Biotech Portfolio, the Long/Short Equity REIT Portfolio and the Global Hedged Income Portfolio.

Since the Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund were not operational prior to the date of this SAI, there is no information presented at this time for these Funds.

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To be treated as a regulated investment company under Subchapter M of the code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which each Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of a Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from a Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code.  The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Fund’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to each Fund during the preceding calendar year.  Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax.  Shareholders that are IRAs or other qualified retirement plans are generally exempt from income taxation under the Code with respect to an investment in a regulated investment company if they have not funded such investment with borrowed funds.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income or, under current law, as qualified dividend income.

Distributions of net capital gain (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in Fund shares.  Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets.  However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period.  All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

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Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return.  Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year.  Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to the reporting requirements described below.

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders.  Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect tax identification number or a previous failure to report taxable interest or dividends.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of Fund shares.

A brief explanation of the form and character of the distribution accompany each distribution.  In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. Persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates).  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by a shareholder.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

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Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds have selected KPMG LLP, 777 East Wisconsin Avenue, Suite 1500, Milwaukee, WI 53202, as their independent registered public accounting firm.

LEGAL COUNSEL

Blank Rome LLP (“Blank Rome”), 405 Lexington Avenue, New York, NY 10174, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Blank Rome also serves as independent legal counsel to the Board of Trustees.

FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal year ended December 31, 2010 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.   Since Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund   had not commenced operations as of the date of this SAI, no financial statements are available for these Funds .

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HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

PART C
OTHER INFORMATION

Item 28.  EXHIBITS.

(a)
Amended and Restated Declaration of Trust dated February 22, 2010, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(i)
Certificate of Amendment to Amended and Restated Certificate of Trust dated February 23, 2010, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated February 22, 2010, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Amended and Restated Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated September 15, 2009, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(i)	Amendment to the Investment Advisory Agreement dated April 30, 2011 – filed herewith.

(e)	Distribution Agreement dated September 15, 2009 – filed herewith.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custodian Agreements.

(i)	Custody Agreement dated July 31, 2002, was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(ii)
Amendment No. 1 dated June 16, 2003, to the Custody Agreement was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(iii)
Amendment No. 2 dated April 2006, to the Custody Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(iv)	Custody Agreement with U.S. Bank N.A. dated April 12, 2011 – filed herewith.

(v)
Loan and Pledge Agreement dated September 30, 2002, was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(vi)
Amendment No. 1 dated April 2006, to the Loan and Pledge Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Transfer Agent Servicing Agreement dated September 6, 2002, was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(1)
Amendment dated April 28, 2006, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(2)
Addendum dated August 17, 2007, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(3)
Amendment dated November 1, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(4)
Amendment dated January 1, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(5)	Amendment dated May 1, 2011, to the Transfer Agent Servicing Agreement – filed herewith.

(ii)
Fund Administration Servicing Agreement dated April 28, 2006, was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(1)
Amendment dated November 1, 2009, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(2)	Amendment dated May 1, 2011, to the Fund Administration Servicing Agreement – filed herewith.

(iii)
Fund Accounting Services Agreement dated April 28, 2006, was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(1)
Amendment dated November 1, 2009, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(2)	Amendment dated May 1, 2011, to the Fund Accounting Servicing Agreement – filed herewith.

(iv)
Power of Attorney dated February 22, 2010, was previously filed with Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A on February 26, 2010, and is incorporated herein by reference.

(v)
Operating Services Agreement dated September 15, 2009, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(1)	Amendment dated April 30, 2011, to the Operating Services Agreement – filed herewith.

(vi)	Shareholder Servicing Agreement dated February 22, 2011 - filed herewith.

(vii)	Operating Expense Limitation Agreement dated April 30, 2011 - filed herewith.

(i)	Legal Opinion.

(i)
Opinion and Consent of Counsel dated August 8, 2002, was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on August 12, 2002 (Spitzer and Feldman, P.C.), and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Initial Capital Agreement dated July 10, 2002, was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A/A on August 12, 2002, and is incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on July 27, 2006, and is incorporated herein by reference.

(n)	Rule 18f-3 Plan dated July 18, 2006 and amended and restated on February 22, 2011 - filed herewith.

(o)	Reserved.

(p)
Joint Code of Ethics of Hatteras Alternative Mutual Funds Trust, Underlying Funds Trust, Hatteras Capital Distributors, LLC and Hatteras Alternative Mutual Funds, LLC was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-61090) dated March 31, 2011.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Hatteras Capital Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Hatteras Multi-Strategy Offshore Fund, Ltd.	Hatteras Multi-Strategy 3c1 Fund, LP
Hatteras Multi-Strategy Registered Feeder Funds	Hatteras Ramius Advantage Fund
Hatteras Ramius Advantage Institutional Fund	Hatteras GPEP Fund, L.P.
Hatteras Global Private Equity Partners Institutional, LLC	Hatteras VC Co-Investment Fund II, LLC
Hatteras Late Stage VC Fund I, L.P.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Hatteras Capital Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Hatteras Capital Distributors, LLC	Positions and Offices with Registrant
David B. Perkins	Chief Executive Officer and Managing Member	Trustee, President and Chief Executive Officer
Robert L. Worthington	President and Managing Member	None
J. Michael Fields	Chief Operating Officer and Member	Secretary
R. Lance Baker	Chief Financial Officer and Member	Treasurer and Chief Financial Officer
Andrew P. Chica	Chief Compliance Officer and Member	Chief Compliance Officer

(c)           Not Applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodians	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540 U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	Hatteras Alternative Mutual Funds, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Registrant’s Distributor	Hatteras Capital Distributors, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 33 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina on the 29th day of April, 2011.

Hatteras Alternative Mutual Funds Trust

By: /s/ J. Michael Fields
J. Michael Fields, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities indicated and on April 29, 2011.

Signature	Title
Robert Anderson*	Independent Trustee
Robert Anderson

Joseph E. Breslin*	Independent Trustee and Chairman
Joseph E. Breslin

H. Alexander Holmes*	Independent Trustee
H. Alexander Holmes

Thomas Mann*	Independent Trustee
Thomas Mann

Joy Montgomery Rocklin*	Independent Trustee
Joy Montgomery Rocklin

Steve E. Moss*	Independent Trustee
Steve E. Moss

Gregory S. Sellers*	Independent Trustee
Gregory S. Sellers

David B. Perkins*	Interested Trustee, President and Chief Executive Officer
David B. Perkins

Robert Lance Baker*	Treasurer and Chief Financial Officer
Robert Lance Baker

By: /s/ J. Michael Fields
J. Michael Fields, Secretary
Attorney-in-Fact pursuant to Power of Attorney filed on February 26, 2010.

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment to the Investment Advisory Agreement dated April 30, 2011	EX.99.d.i.
Distribution Agreement dated September 15, 2009	EX.99.e.
Custody Agreement with U.S. Bank N.A. dated April 12, 2011	EX.99.g.iv.
Amendment dated May 1, 2011, to the Transfer Agent Servicing Agreement	EX.99.h.i.5.
Amendment dated May 1, 2011, to the Fund Administration Servicing Agreement	EX.99.h.ii.2.
Amendment dated May 1, 2011, to the Fund Accounting Servicing Agreement	EX.99.h.iii.2.
Amendment dated April 30, 2011, to the Operating Services Agreement	EX.99.h.v.1.
Shareholder Servicing Agreement dated February 22, 2011	EX.99.h.vi.
Operating Expense Limitation Agreement dated April 30, 2011	EX.99.h.vii.
Consent of Independent Registered Public Accounting Firm	EX.99.j
Rule 18f-3 Plan dated July 18, 2006 and amended and restated on February 22, 2011	EX.99.n